Document and Entity Information	12 Months Ended
Feb. 23, 2013
Document Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb 23, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Registrant Name	SUPERVALU INC
Entity Central Index Key	0000095521

CONSOLIDATED SEGMENT FINANCIAL INFORMATION (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 23, 2013		Feb. 25, 2012		Feb. 26, 2011
Net sales
Net sales	$ 3,890	$ 3,980	$ 17,097		$ 17,336		$ 17,357
Net sales, %			100.00%		100.00%		100.00%
Operating earnings (loss)
Operating earnings (loss)			(157)		96		(30)
Total operating earnings (loss)% of sales			(0.90%)		0.60%		0.20%
Interest expense, net			269		247		230
Loss from continuing operations before income taxes			(426)		(151)		(260)
Income tax benefit			(163)		(41)		(60)
Net loss from continuing operations	(174)	(42)	(263)		(110)		(200)
Net loss from discontinued operations, net of tax			(1,203)		(930)		(1,310)
Net loss	(1,412)	(424)	(1,466)		(1,040)		(1,510)
Depreciation and amortization
Depreciation and amortization			365		355		354
Capital expenditures
Capital expenditures			241		403		323
Identifiable assets
Identifiable assets	11,034	12,101	11,034		12,101		13,758
Retail Food [Member]
Net sales
Net sales			4,736		4,921		5,054
Net sales, %			27.70%		28.40%		29.10%
Operating earnings (loss)
Operating earnings (loss)			(160)	[1]	(36)	[1]	(129)	[1]
% of sales			(3.40%)		(0.70%)		(2.50%)
Depreciation and amortization
Depreciation and amortization			233		226		217
Capital expenditures
Capital expenditures			107		214		146
Identifiable assets
Identifiable assets	1,695	2,229	1,695		2,229		2,161
Save-A-Lot [Member]
Net sales
Net sales			4,195		4,221		3,890
Net sales, %			24.50%		24.30%		22.40%
Operating earnings (loss)
Operating earnings (loss)			143	[1]	230	[1]	196	[1]
% of sales			3.40%		5.40%		5.00%
Depreciation and amortization
Depreciation and amortization			68		62		56
Capital expenditures
Capital expenditures			101		130		132
Identifiable assets
Identifiable assets	936	867	936		867		784
Independent Business [Member]
Net sales
Net sales			8,166		8,194		8,413
Net sales, %			47.80%		47.30%		48.50%
Operating earnings (loss)
Operating earnings (loss)			199	[1]	254	[1]	266	[1]
% of sales			2.40%		3.10%		3.20%
Depreciation and amortization
Depreciation and amortization			64		67		81
Capital expenditures
Capital expenditures			33		59		45
Identifiable assets
Identifiable assets	1,857	1,955	1,857		1,955		2,050
Corporate [Member]
Operating earnings (loss)
Operating earnings (loss)			(339)	[1]	(352)	[1]	(363)	[1]
Identifiable assets
Identifiable assets	75	84	75		84		119
Discontinued Operations [Member]
Identifiable assets
Identifiable assets	$ 6,471	$ 6,966	$ 6,471		$ 6,966		$ 8,644

[1]	During fiscal 2013, the Company disaggregated its previous reportable segment, Retail Food, into two separate reportable segments: Retail Food and Save-A-Lot (formerly referred to the Hard Discount operating segment within the Retail Food reportable segment) and previously reported segment information has been revised to conform to current presentation. These changes do not revise or restate information previously reported in the Consolidated Statements of Operations, Consolidated Statements of Comprehensive Loss, Consolidated Balance Sheets, Consolidated Statements of Stockholders' Equity or Consolidated Statements of Cash Flows for the Company for any period. Refer to Note 14-Segment Information in the accompanying Notes to Consolidated Financial Statements for additional information concerning the Company's reportable segments. During the first quarter of fiscal 2014, the Company reclassified the segment presentation of certain corporate administrative expenses and related fees earned under the Company's Transition Services Agreements, pension and other postretirement plan expenses for inactive and corporate participants in the SUPERVALU Retirement Plan and certain other corporate costs to properly reflect the structure under which the Company is now being managed. These changes primarily resulted in the recast of net expenses from the Company's Retail Food segment and Independent Business segments to its Corporate and Save-A-Lot segments for all periods presented and as previously reported in the Company's Annual Report on Form 10-K for the year ended February 23, 2013. These changes do not revise or restate information previously reported in the Consolidated Statements of Operations, Consolidated Statements of Comprehensive Loss, Consolidated Balance Sheets, Consolidated Statements of Stockholders' Equity or Consolidated Statements of Cash Flows for the Company for any annual period.

CONSOLIDATED SEGMENT FINANCIAL INFORMATION (Parenthetical) (Retail Food [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Retail Food [Member]
Pension expense, related for inactive participants in retirement plan, included in operating segment earning (loss)	$ 83	$ 88	$ 69

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Income Statement [Abstract]
Net sales	$ 17,097	$ 17,336	$ 17,357
Cost of sales	14,803	14,926	14,957
Gross profit	2,294	2,410	2,400
Selling and administrative expenses	2,445	2,222	2,320
Goodwill and intangible asset impairment charges	6	92	110
Operating earnings (loss)	(157)	96	(30)
Interest
Interest expense	272	251	235
Interest (income)	(3)	(4)	(5)
Interest expense, net	269	247	230
Loss from continuing operations before income taxes	(426)	(151)	(260)
Income tax benefit	(163)	(41)	(60)
Net loss from continuing operations	(263)	(110)	(200)
Loss from discontinued operations, net of tax	(1,203)	(930)	(1,310)
Net loss	$ (1,466)	$ (1,040)	$ (1,510)
Basic and diluted net loss per share
Continuing operations	$ (1.24)	$ (0.52)	$ (0.94)
Discontinued operations	$ (5.67)	$ (4.39)	$ (6.19)
Net loss per share	$ (6.91)	$ (4.91)	$ (7.13)
Weighted average number of shares outstanding
Basic	212	212	212
Diluted	212	212	212

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (1,466)	$ (1,040)	$ (1,510)
Other comprehensive income (loss):
Recognition of pension and other postretirement benefits income (loss), net of tax of $(22), $129 and $(28), respectively	45	(211)	32
Comprehensive loss	$ (1,421)	$ (1,251)	$ (1,478)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Statement Of Income And Comprehensive Income [Abstract]
Recognition of pension and other postretirement benefit gain, tax	$ (22)	$ 129	$ (28)

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Feb. 23, 2013	Feb. 25, 2012
Current assets
Cash and cash equivalents	$ 72	$ 64
Receivables, net	466	499
Inventories, net	854	908
Other current assets	84	186
Current assets of discontinued operations	1,494	1,616
Total current assets	2,970	3,273
Property, plant and equipment, net	1,700	2,099
Goodwill	847	847
Intangible assets, net	51	64
Deferred tax assets	345	268
Other assets	144	122
Long-term assets of discontinued operations	4,977	5,428
Total assets	11,034	12,101
Current liabilities
Accounts payable	1,089	1,168
Accrued vacation, compensation and benefits	275	298
Current maturities of long-term debt and capital lease obligations	74	345
Other current liabilities	211	222
Current liabilities of discontinued operations	2,701	1,606
Total current liabilities	4,350	3,639
Long-term debt and capital lease obligations	2,815	2,881
Pension and other postretirement benefit obligations	962	1,024
Long-term tax liabilities	308	278
Other long-term liabilities	223	272
Long-term liabilities of discontinued operations	3,791	3,986
Commitments and contingencies
Stockholders' equity
Common stock, $0.01 and $1.00 par value, respectively: 400 shares authorized; 230 shares issued	2	230
Capital in excess of par value	3,046	2,855
Treasury stock, at cost, 17 and 18 shares, respectively	(474)	(515)
Accumulated other comprehensive loss	(612)	(657)
Accumulated deficit	(3,377)	(1,892)
Total stockholders' equity (deficit)	(1,415)	21
Total liabilities and stockholders' equity	$ 11,034	$ 12,101

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Feb. 23, 2013	Feb. 25, 2012
Statement Of Financial Position [Abstract]
Common stock, par value	$ 0.01	$ 1
Common stock, shares authorized	400	400
Common stock, shares issued	230	230
Treasury stock, shares	17	18

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Millions	Total	Common Stock [Member]	Capital in Excess of Par Value [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Loss [Member]	(Accumulated Deficit) [Member]
Balances at Feb. 27, 2010	$ 2,887	$ 230	$ 2,857	$ (528)	$ (478)	$ 806
Net loss	(1,510)					(1,510)
Other comprehensive income (loss),(net of tax of $28, $129, $22 for 2011, 2012 and 2013 respectively)	32				32
Cash dividends declared on common stock $0.3500, $0.3500, $0.0875 per share for 2011, 2012 and 2013 respectively)	(74)					(74)
Stock-based compensation	11		5	6
Purchase of shares for treasury	(3)			(3)
Other	(3)		(7)	4
Balances at Feb. 26, 2011	1,340	230	2,855	(521)	(446)	(778)
Net loss	(1,040)					(1,040)
Other comprehensive income (loss),(net of tax of $28, $129, $22 for 2011, 2012 and 2013 respectively)	(211)				(211)
Cash dividends declared on common stock $0.3500, $0.3500, $0.0875 per share for 2011, 2012 and 2013 respectively)	(74)					(74)
Stock-based compensation	14		8	6
Other	(8)		(8)
Balances at Feb. 25, 2012	21	230	2,855	(515)	(657)	(1,892)
Net loss	(1,466)					(1,466)
Other comprehensive income (loss),(net of tax of $28, $129, $22 for 2011, 2012 and 2013 respectively)	45				45
Cash dividends declared on common stock $0.3500, $0.3500, $0.0875 per share for 2011, 2012 and 2013 respectively)	(19)					(19)
Stock-based compensation	14		(27)	41
Change in par value of common stock		(228)	228
Other	(10)		(10)
Balances at Feb. 23, 2013	$ (1,415)	$ 2	$ 3,046	$ (474)	$ (612)	$ (3,377)

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Tax effect on other comprehensive income	$ (22)	$ 129	$ (28)
Cash dividends declared on common stock	$ 0.0875	$ 0.35
Accumulated Other Comprehensive Loss [Member]
Tax effect on other comprehensive income	$ 22	$ 129	$ 28
(Accumulated Deficit) [Member]
Cash dividends declared on common stock	$ 0.0875	$ 0.35	$ 0.35

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Cash flows from operating activities
Net loss	$ (1,466)	$ (1,040)	$ (1,510)
Net loss from discontinued operations, net of tax	(1,203)	(930)	(1,310)
Net loss from continuing operations	(263)	(110)	(200)
Adjustments to reconcile net loss from continuing operations to net cash provided by operating activities:
Goodwill and intangible asset impairment charges	6	92	110
Asset impairment and other charges	283	6	63
Net (gain) loss on sale of assets and exits of surplus leases	(6)	(25)	18
Depreciation and amortization	365	355	354
LIFO charge	4	16	5
Deferred income taxes	(50)	13	(4)
Stock-based compensation	13	13	14
Net pension and other postretirement benefits cost	102	106	91
Contributions to pension and other postretirement benefit plans	(98)	(83)	(154)
Other adjustments	26	21	18
Changes in operating assets and liabilities:
Receivables	30	(6)	(26)
Inventories	51	10	(20)
Accounts payable and accrued liabilities	(69)	(108)	(4)
Income taxes payable	75	55	81
Other changes in operating assets and liabilities	(52)	(27)	(53)
Net cash provided by operating activities - continuing operations	417	328	293
Net cash provided by operating activities - discontinued operations	481	728	870
Net cash provided by operating activities	898	1,056	1,163
Cash flows from investing activities
Proceeds from sale of assets	38	29	16
Purchases of property, plant and equipment	(228)	(402)	(323)
Other	1	3	(8)
Net cash used in investing activities - continuing operations	(189)	(370)	(315)
Net cash (used in) provided by investing activities - discontinued operations	(175)	(114)	88
Net cash used in investing activities	(364)	(484)	(227)
Cash flows from financing activities
Proceeds from issuance of long-term debt	1,713	291	180
Payments of long-term debt and capital lease obligations	(2,099)	(700)	(155)
Dividends paid	(37)	(74)	(74)
Net proceeds from the sale of common stock under option plans and related tax benefits			2
Payments for debt financing costs	(66)	(8)	(25)
Payments for purchase of treasury shares			(3)
Other	(7)	(2)	(3)
Net cash used in financing activities - continuing operations	(496)	(493)	(78)
Net cash used in financing activities - discontinued operations	(46)	(94)	(897)
Net cash used in financing activities	(542)	(587)	(975)
Net decrease in cash and cash equivalents	(8)	(15)	(39)
Cash and cash equivalents at beginning of year	157	172	211
Cash and cash equivalents at end of year	149	157	172
Less cash and cash equivalents of discontinued operations at end of year	(77)	(93)	(93)
Cash and cash equivalents of continuing operations at end of year	72	64	79
The Company's non-cash activities were as follows:
Capital lease asset additions and related obligations	13	1
Purchases of property, plant and equipment included in Accounts payable	10	44	28
Interest and income taxes paid:
Interest paid (net of amount capitalized)	232	227	201
Income taxes paid (net of refunds)	$ 31	$ 73	$ 11

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Feb. 23, 2013
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business Description

SUPERVALU INC. (“SUPERVALU” or the “Company”) operates primarily in the United States grocery channel. SUPERVALU provides supply chain services, primarily wholesale distribution, operates five competitive, regionally-based traditional format grocery banners under the Cub Foods, Farm Fresh, Hornbacher’s, Shop ‘n Save and Shoppers Food & Pharmacy banners, and operates hard discount retail stores and licenses stores to independent operators under the Save-A-Lot banner.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and all its wholly and majority-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. References to the Company refer to SUPERVALU INC. and Subsidiaries.

During the fourth quarter of fiscal 2013, the Company entered into a stock purchase agreement to sell the operations of the Company’s New Albertson’s, Inc. subsidiary (“New Albertsons” or “NAI”), including the Acme, Albertsons, Jewel-Osco, Shaw’s and Star Market retail banners and the associated Osco and Sav-on in-store pharmacies. The sale was completed effective March 21, 2013, during the Company’s first quarter of fiscal 2014. The operations of New Albertsons were acquired from Albertson’s, Inc. during fiscal 2007 and are being reported as discontinued operations in the Consolidated Statements of Operations for all fiscal years presented. The assets and liabilities of the NAI disposal group are presented separately in the Consolidated Balance Sheets for all periods presented. Unless otherwise indicated, references to the Consolidated Statements of Operations and the Consolidated Balance Sheets in the Notes to the Consolidated Financial Statements exclude all amounts related to discontinued operations. See Note 15—Discontinued Operations and Divestitures for additional information regarding these discontinued operations.

Fiscal Year

The Company’s fiscal year ends on the last Saturday in February. The Company’s first quarter consists of 16 weeks while the second, third and fourth quarters each consist of 12 weeks. Because of differences in the accounting calendars of the Company and its wholly-owned subsidiary, New Albertsons, Inc., the February 23, 2013 and February 25, 2012 Consolidated Balance Sheets include the assets and liabilities related to New Albertsons, Inc. as of February 21, 2013 and February 23, 2012, respectively. The last three fiscal years consist of 52 week periods ended February 23, 2013, February 25, 2012 and February 26, 2011.

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“accounting standards”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting periods presented. Actual results could differ from those estimates.

Revenue Recognition

Revenues from product sales are recognized at the point of sale for the Retail Food segment, at the point of sale for Save-A-Lot’s retail operations, and upon delivery for Save-A-Lot’s independent licensees, and upon delivery for the Independent Business segment. Typically, invoicing, shipping, delivery and customer receipt of Independent Business product occur on the same business day. Revenues from services rendered are recognized immediately after such services have been provided. Discounts and allowances provided to customers by the Company at the time of sale, including those provided in connection with loyalty cards, are recognized as a reduction in Net sales as the products are sold to customers. Sales tax is excluded from Net sales.

Revenues and costs from third-party logistics operations are recorded gross when the Company is the primary obligor in a transaction, is subject to inventory or credit risk, has latitude in establishing price and selecting suppliers, or has several, but not all of these indicators. If the Company is not the primary obligor and amounts earned have little or no inventory or credit risk, revenue is recorded net as management fees when earned.

Cost of Sales

Cost of sales in the Consolidated Statement of Operations includes cost of inventory sold during the period, including purchasing, receiving, warehousing and distribution costs, and shipping and handling fees.

Retail Food and Save-A-Lot advertising expenses are a component of Cost of sales and are expensed as incurred. Retail Food and Save-A-Lot advertising expenses, net of cooperative advertising reimbursements, were $86, $69 and $42 for fiscal 2013, 2012 and 2011, respectively.

The Company receives allowances and credits from vendors for volume incentives, promotional allowances and, to a lesser extent, new product introductions which are typically based on contractual arrangements covering a period of one year or less. The Company recognizes vendor funds for merchandising and buying activities as a reduction of Cost of sales when the related products are sold. Vendor funds that have been earned as a result of completing the required performance under the terms of the underlying agreements but for which the product has not yet been sold are recognized as reductions of inventory. When payments or rebates can be reasonably estimated and it is probable that the specified target will be met, the payment or rebate is accrued. However, when attaining the milestone is not probable, the payment or rebate is recognized only when and if the milestone is achieved. Any upfront payments received for multi-period contracts are generally deferred and amortized on a straight-line basis over the life of the contracts.

Selling and Administrative Expenses

Selling and administrative expenses consist primarily of store and corporate employee-related costs, such as salaries and wages, health and welfare, worker’s compensation and pension benefits, as well as rent, occupancy and operating costs, depreciation and amortization and other administrative costs.

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less at the time of purchase to be cash equivalents. The Company’s banking arrangements allow the Company to fund outstanding checks when presented to the financial institution for payment, resulting in book overdrafts. Book overdrafts are recorded in Accounts payable in the Consolidated Balance Sheets and are reflected as operating activities in the Consolidated Statements of Cash Flows. As of February 23, 2013, February 25, 2012, and February 26, 2011, the Company had net book overdrafts of $131, $147 and $203, respectively.

Allowances for Losses on Receivables

Management makes estimates of the uncollectibility of its accounts and notes receivable portfolios. In determining the adequacy of the allowances, management analyzes the value of the collateral, customer financial statements, historical collection experience, aging of receivables and other economic and industry factors. It is possible that the accuracy of the estimation process could be materially impacted by different judgments, estimations and assumptions based on the information considered and result in a further deterioration of accounts and notes receivable. The allowance for losses on receivables was $5 and $3 at February 23, 2013 and February 25, 2012, respectively. Bad debt expense was $11, $6 and $11 in fiscal 2013, 2012 and 2011, respectively.

Inventories, Net

Inventories are valued at the lower of cost or market. Substantially all of the Company’s inventory consists of finished goods.

The Company uses one of either replacement cost, weighted average cost, or the retail inventory method (“RIM”) to value discrete inventory items at lower of cost or market before application of any last-in, first-out (“LIFO”) reserve. As of February 23, 2013 and February 25, 2012, approximately 60 percent of the Company’s inventories were valued under the LIFO method.

As of February 23, 2013 and February 25, 2012, approximately 5 percent and 4 percent, respectively, of the Company’s inventories were valued under the replacement cost method before application of any LIFO reserve. The weighted average cost and RIM methods of inventory valuation together comprised approximately 55 percent and 56 percent of inventory as of February 23, 2013 and February 25, 2012, respectively, before application of any LIFO reserve.

Under the replacement cost method applied on a LIFO basis, the most recent purchase cost is used to calculate the current cost of inventory before application of any LIFO reserve. The replacement cost approach results in inventories being valued at the lower of cost or market because of the high inventory turnover and the resulting low inventory days supply on hand combined with infrequent vendor price changes for these items of inventory.

The Company uses one of either cost, weighted average cost, RIM or replacement cost to value certain discrete inventory items under the first-in, first-out method (“FIFO”). The replacement cost approach under the FIFO method is predominantly utilized in determining the value of high turnover perishable items, including Produce, Deli, Bakery, Meat and Floral.

As of February 23, 2013 and February 25, 2012, approximately 23 percent and 22 percent, respectively, of the Company’s inventories were valued using the cost, weighted average cost and RIM methods under the FIFO method of inventory accounting. The remaining 17 percent and 18 percent of the Company’s inventories as of February 23, 2013 and February 25, 2012, respectively, were valued using the replacement cost approach under the FIFO method of inventory accounting. The replacement cost approach applied under the FIFO method results in inventories recorded at the lower of cost or market because of the very high inventory turnover and the resulting low inventory days supply for these items of inventory.

During fiscal 2013, 2012 and 2011, inventory quantities in certain LIFO layers were reduced. These reductions resulted in a liquidation of LIFO inventory quantities carried at lower costs prevailing in prior years as compared with the cost of fiscal 2013, 2012 and 2011 purchases. As a result, Cost of sales decreased by $6, $9 and $5 in fiscal 2013, 2012 and 2011, respectively. If the FIFO method had been used to determine cost of inventories for which the LIFO method is used, the Company’s inventories would have been higher by approximately $211 and $207 as of February 23, 2013 and February 25, 2012, respectively.

The Company evaluates inventory shortages throughout each fiscal year based on actual physical counts in its facilities. Allowances for inventory shortages are recorded based on the results of these counts to provide for estimated shortages as of the end of each fiscal year.

Reserves for Closed Properties

The Company maintains reserves for costs associated with closures of retail stores, distribution centers and other properties that are no longer being utilized in current operations. The Company provides for closed property lease liabilities based on the present value of the remaining noncancellable lease payments after the closing date, reduced by estimated subtenant rentals that could be reasonably obtained for the property. The closed property lease liabilities usually are paid over the remaining lease terms, which generally range from one to 20 years. Adjustments to closed property reserves primarily relate to changes in subtenant income or actual exit costs differing from original estimates. Adjustments are made for changes in estimates in the period in which the changes become known.

Planned Business Dispositions

The Company reviews the presentation of planned business dispositions in the Consolidated Financial Statements based on the available information and events that have occurred.

The review consists of evaluating whether the business meets the definition as a component for which the operations and cash flows are clearly distinguishable from the other components of the business, and whether it is anticipated that after the disposal the cash flows of the component would be eliminated from continuing operations and whether any significant continuing involvement would remain. In addition, the Company evaluates whether the business has met the criteria to be classified as a business held for sale. In order for a planned disposition to be classified as a business held for sale, the established criteria must be met as of the reporting date including an active program to market the business and the disposition of the business within one year.

Planned business dispositions are presented as discontinued operations when all the criteria described above are met. Operations of the business components meeting the discontinued operations requirements are presented as a separate line on the Consolidated Statements of Operations. Prior to disposition, the assets and liabilities of the business component planned to be disposed of are presented as separate lines within the Consolidated Balance Sheets.

Businesses held for sale are reviewed for recoverability of the carrying value of the business upon meeting the classification requirements. Evaluating the recoverability of the assets of a business classified as held for sale follows a defined order in which property and intangible assets subject to amortization are considered only after the recoverability of goodwill, indefinite lived intangible assets and other assets are assessed. After the valuation process is completed the held for sale business is reported at the lower of its carrying value or fair value less cost to sell and no additional depreciation or amortization expense is recognized. The carrying value of a held for sale business includes the portion of the accumulated other comprehensive loss associated with pension obligations of the operations of the business.

The anticipated loss on disposition of New Albertsons of $1,150 was recognized as of February 23, 2013 and is presented as a component of Current liabilities of discontinued operations in the Consolidated Balance Sheets. There are inherent judgments and estimates used in determining impairment charges. The sale of a business can result in the recognition of a gain or loss that differs from that anticipated prior to closing.

Property, Plant and Equipment, Net

Property, plant and equipment are carried at cost. Depreciation is based on the estimated useful lives of the assets using the straight-line method. Estimated useful lives generally are 10 to 40 years for buildings and major improvements, three to 10 years for equipment, and the shorter of the term of the lease or expected life for leasehold improvements and capitalized lease assets. Interest on property under construction of $4, $6 and $8 was capitalized in fiscal 2013, 2012 and 2011, respectively.

Goodwill and Intangible Assets

Goodwill

The Company reviews goodwill for impairment during the fourth quarter of each year, and also if events occur or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying amount. The reviews consist of comparing estimated fair value to the carrying value at the reporting unit level. The Company’s reporting units are the operating segments of the business which consist of Retail Food, Save-A-Lot and Independent Business. As of February 23, 2013, Goodwill balances existed in the Save-A-Lot and Independent Business reporting units. Fair values are determined by using both the market approach, applying a multiple of earnings based on the guideline publicly traded company method, and the income approach, discounting projected future cash flows based on management’s expectations of the current and future operating environment. The rates used to discount projected future cash flows reflect a weighted average cost of capital based on the Company’s industry, capital structure and risk premiums including those reflected in the current market capitalization. If management identifies the potential for impairment of goodwill, the fair value of the implied goodwill is calculated as the difference between the fair value of the reporting unit and the fair value of the underlying assets and liabilities, excluding goodwill. An impairment charge is recorded for any excess of the carrying value over the implied fair value.

The Company reviews the composition of its reporting units on an annual basis and on an interim basis if events or circumstances indicate that the composition of the Company’s reporting units may have changed. There were no changes in the Company’s reporting units as a result of the fiscal 2013 and 2012 reviews.

Intangible Assets

The Company also reviews intangible assets with indefinite useful lives, which primarily consist of trademarks and tradenames, for impairment during the fourth quarter of each year, and also if events or changes in circumstances indicate that the asset might be impaired. The reviews consist of comparing estimated fair value to the carrying value. Fair values of the Company’s trademarks and tradenames are determined primarily by discounting an assumed royalty value applied to management’s estimate of projected future revenues associated with the tradename. The royalty cash flows are discounted using rates based on the weighted average cost of capital discussed above and the specific risk profile of the tradenames relative to the Company’s other assets. Refer to Note 2—Goodwill and Intangible Assets in the accompanying Notes to Consolidated Financial Statements for the results of the goodwill and intangible assets with indefinite useful lives testing performed during fiscal 2013, 2012 and 2011.

Impairment of Long-Lived Assets

The Company monitors the recoverability of its long-lived assets such as buildings and equipment, whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable, including current period losses combined with a history of losses or a projection of continuing losses, a significant decrease in the market value of an asset or the Company’s plans for store closures. When such events or changes in circumstances occur, a recoverability test is performed by comparing projected undiscounted future cash flows to the carrying value of the group of assets being tested.

If impairment is identified for long-lived assets to be held and used, the fair value is compared to the carrying value of the group of assets and an impairment charge is recorded for the excess of the carrying value over the fair value. For long-lived assets that are classified as assets held for sale, the Company recognizes impairment charges for the excess of the carrying value plus estimated costs of disposal over the estimated fair value. Fair value is based on current market values or discounted future cash flows using Level 3 inputs. The Company estimates fair value based on the Company’s experience and knowledge of the market in which the property is located and, when necessary, utilizes local real estate brokers. The Company’s estimate of undiscounted cash flows attributable to the asset groups included only future cash flows that are directly associated with and that are expected to arise as a direct result of the use and eventual disposition of the asset group. Long-lived asset impairment charges are a component of Selling and administrative expenses in the Consolidated Statements of Operations.

The Company groups long-lived assets with other assets at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets, which historically has been at the geographic market level. The Company reviewed its long-lived asset grouping policy during the fourth quarter of fiscal 2013. During the review, the Company determined it would be more appropriate to evaluate long-lived assets for impairment at the store level of a geographic market within the Save-A-Lot segment which continued to show higher indicators of economic decline, and which led to revised operating market strategies. The Company determined that impairment of the long-lived assets within this asset group had occurred based on reviewing estimated cash flows, which were less than their carrying values. During the fourth quarter of fiscal 2013, based upon the results of impairment testing which indicated the carrying value exceeded the fair value of the revised asset group, the Company recorded a pre-tax non-cash impairment charge of approximately $8 related to a store level impairment review and a charge related to a geographic market in the Company’s Save-A-Lot segment.

Due to the ongoing business transformation and highly competitive environment, the Company will continue to evaluate its long-lived asset policy and current asset groups, to determine if additional modifications to the policy are necessary. Future changes to the Company’s assessment of its long-lived asset policy and changes in circumstances, operating results or other events may result in additional asset impairment testing and charges.

During fiscal 2013, the Company announced the closure of approximately 22 non-strategic stores within the Save-A-Lot segment including the exit of a geographic market, resulting in an impairment of $16 related to these stores’ long-lived assets. Refer to Note 3—Reserves for Closed Properties and Property, Plant and Equipment-Related Charges in the accompanying Notes to Consolidated Financial Statements.

In addition, the Company recorded an impairment charge of $5 in the Independent Business segment, based upon the results of impairment testing which indicated the carrying value exceeded the fair value of a distribution center held and used in operations.

Deferred Rent

The Company recognizes rent holidays, including the time period during which the Company has access to the property prior to the opening of the site, as well as construction allowances and escalating rent provisions, on a straight-line basis over the term of the operating lease. The deferred rents are included in Other current liabilities and Other long-term liabilities in the Consolidated Balance Sheets.

Self-Insurance Liabilities

The Company is primarily self-insured for workers’ compensation, automobile and general liability costs. It is the Company’s policy to record its self-insurance liabilities based on management’s estimate of the ultimate cost of reported claims and claims incurred but not yet reported and related expenses, discounted at a risk-free interest rate. The present value of such claims was calculated using discount rates ranging from 0.4 percent to 5.1 percent for fiscal 2013, 0.4 percent to 5.1 percent for fiscal 2012, and 0.6 percent to 5.1 percent for fiscal 2011.

Changes in the Company’s self-insurance liabilities consisted of the following:

	2013	2012	2011
Beginning balance	$81	$83	$77
Expense	29	23	32
Claim payments	(27)	(25)	(26)

Ending balance	83	81	83
Less current portion	(27)	(26)	(27)

Long-term portion	$56	$55	$56

The reserves for self-insurance are included in Other current liabilities and the long-term portion is included in Other long-term liabilities in the Consolidated Balance Sheets. The self-insurance liabilities as of the end of the fiscal year are net of discounts of $7 and $8 as of February 23, 2013 and February 25, 2012, respectively.

Benefit Plans

The Company recognizes the funded status of its Company sponsored defined benefit plans in its Consolidated Balance Sheets and gains or losses and prior service costs or credits not yet recognized as a component of other comprehensive income (loss), net of tax, in the Consolidated Statements of Comprehensive Loss and Consolidated Statement of Stockholders’ Equity. The Company sponsors pension and other postretirement plans in various forms covering substantially all employees who meet eligibility requirements. The determination of the Company’s obligation and related expense for Company-sponsored pension and other postretirement benefits is dependent, in part, on management’s selection of certain actuarial assumptions in calculating these amounts. These assumptions include, among other things, the discount rate, the expected long-term rate of return on plan assets and the rates of increase in compensation and healthcare costs. These assumptions are disclosed in Note 12—Benefit Plans in the accompanying Notes to Consolidated Financial Statements. Actual results that differ from the assumptions are accumulated and amortized over future periods in accordance with accounting standards.

The Company contributes to various multiemployer pension plans under collective bargaining agreements, primarily defined benefit pension plans. Pension expense for these plans is recognized as contributions are funded. Refer to Note 12—Benefit Plans in the accompanying Notes to Consolidated Financial Statements for additional information on the Company’s participation in those multiemployer plans.

The Company also contributes to several employee 401(k) retirement savings plans. Benefit expense for these multiemployer plans is recognized as contributions are made to these plans.

Derivatives

The Company’s limited involvement with derivatives is primarily to manage its exposure to changes in energy prices utilized in the shipping process, and in the Company’s stores and warehouses. The Company uses derivatives only to manage well-defined risks. The Company does not use financial instruments or derivatives for any trading or other speculative purposes. The Company enters into energy commitments that it expects to utilize in the normal course of business. The fair value of the Company’s derivatives was insignificant as of February 23, 2013 and February 25, 2012.

Stock-Based Compensation

The Company uses the straight-line method to recognize compensation expense based on the fair value on the date of grant, net of the estimated forfeiture rate, over the requisite service period related to each award.

The fair value of stock options are estimated as of the date of grant using the Black-Scholes option pricing model using Level 3 inputs. The estimation of the fair value of stock options incorporates certain assumptions, such as risk-free interest rate and expected volatility, dividend yield and life of options.

The fair value of performance awards granted under the Company’s long-term incentive program (“LTIP”), are estimated as of the date of the grant using the Monte Carlo option pricing model using Level 3 inputs. Refer to Note 9—Stock-Based Awards in the accompanying Notes to the Consolidated Financial Statements for further discussion of LTIP performance awards. The fair value of certain performance awards contain a variable cash settlement feature that is measured at fair value on a recurring basis using Level 3 inputs. The estimation of the fair value of each performance award, including the cash settlement feature, incorporates certain assumptions such as risk-free interest rate and expected volatility, dividend yield and life of the awards. The fair value of the cash settlement features that is measured at fair value on a recurring basis was insignificant as of February 23, 2013 and February 25, 2012.

Income Taxes

Deferred income taxes represent future net tax effects resulting from temporary differences between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to be settled or realized. Refer to Note 8—Income Taxes in the accompanying Notes to the Consolidated Financial Statements for the types of differences that give rise to significant portions of deferred income tax assets and liabilities. Deferred income tax assets are reported as a current or noncurrent asset or liability based on the classification of the related asset or liability according to the expected date of reversal.

The Company is currently in various stages of audits, appeals or other methods of review with taxing authorities from various taxing jurisdictions. The Company establishes liabilities for unrecognized tax benefits in a variety of taxing jurisdictions when, despite management’s belief that the Company’s tax return positions are supportable, certain positions may be challenged and may need to be revised. The Company adjusts these liabilities in light of changing facts and circumstances, such as the progress of a tax audit. The Company also provides interest on these liabilities at the appropriate statutory interest rate. The Company recognizes interest related to unrecognized tax benefits in interest expense and penalties in Selling and administrative expenses in the Consolidated Statements of Operations.

Net Loss Per Share

Basic net earnings (loss) per share is calculated using net earnings (loss) available to stockholders divided by the weighted average number of shares outstanding during the period. Diluted net earnings (loss) per share is similar to basic net earnings (loss) per share except that the weighted average number of shares outstanding is determined after giving effect to the dilutive impacts of stock options, performance awards and restricted stock awards.

Reclassifications

As a result of the consummation of the NAI stock purchase agreement and the related sale of the Company’s NAI subsidiary, the operations and assets and liabilities of the Company’s former NAI businesses have been classified as discontinued operations in the Company’s Consolidated Financial Statements for all periods presented. Refer to Note 15—Discontinued Operations and Divestitures in the accompanying Notes to Consolidated Financial Statements for additional information regarding these discontinued operations.

Recently Adopted Accounting Standards

In June 2011, the Financial Accounting Standards Board (the “FASB”) issued authoritative guidance through accounting standard update (“ASU”) 2011-05, which amended certain rules regarding the presentation of comprehensive income (loss). This amendment requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 became effective for the Company in the first quarter of fiscal 2013. In December 2011, the FASB deferred the provisions dealing with reclassification adjustments beyond ASU 2011-05’s effective date. The Company adopted this amended standard in the first quarter of fiscal 2013 by presenting separate Consolidated Statements of Comprehensive Loss immediately following the Consolidated Statements of Operations. This standard did not have a material effect on the Company’s Consolidated Financial Statements, as the standard only affected the disclosure of comprehensive income (loss).

Recently Issued Accounting Standards

In February 2013, the FASB issued authoritative guidance through ASU 2013-02 surrounding the presentation of items reclassified from Accumulated other comprehensive income (loss) to net income. This guidance requires entities to disclose, either in the notes to the consolidated financial statements or parenthetically on the face of the statement that reports comprehensive income (loss), items reclassified out of Accumulated other comprehensive income (loss) and into net earnings in their entirety and the effect of the reclassification on each affected Statement of Operations line item. In addition, for Accumulated other comprehensive income (loss) reclassification items that are not reclassified in their entirety into net earnings, a cross reference to other required accounting standard disclosures is required. This guidance is effective for the Company in the first quarter of fiscal 2014. The Company believes that the adoption of this guidance will not have a material impact on its financial condition or results of operations.

GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Feb. 23, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

NOTE 2—GOODWILL AND INTANGIBLE ASSETS

Changes in the Company’s Goodwill and Intangible assets consisted of the following:

	February 26, 2011	Additions	Impairments	Other net adjustments	February 25, 2012	Additions	Impairments	Other net adjustments	February 23, 2013
Goodwill:
Retail Food goodwill	$887	$—	$—	$(1)	$886	$—	$—	$—	$886
Accumulated impairment losses	(794)	—	(92)	—	(886)	—	—	—	(886)

Total Retail Food goodwill, net	93	—	(92)	(1)	—	—	—	—	—
Save-A-Lot goodwill	137	—	—	—	137	—	—	—	137
Independent Business goodwill	710	—	—	—	710	—	—	—	710

Total goodwill	$940	$—	$(92)	$(1)	$847	$—	$—	$—	$847

	February 26, 2011	Additions	Impairments	Other net adjustments	February 25, 2012	Additions	Impairments	Other net adjustments	February 23, 2013
Intangible assets:
Trademarks and tradenames—indefinite useful lives	$14	$—	$—	$—	$14	$—	$(6)	$1	$9
Favorable operating leases, customer lists, customer relationships and other (accumulated amortization of $65 and $56 as of February 23, 2013 and February 25, 2012, respectively)	103	2	—	—	105	1	—	—	106
Non-compete agreements (accumulated amortization of $2 and $2 as of February 23, 2013 and February 25, 2012, respectively)	3	—	—	—	3	—	—	—	3

Total intangible assets	120	2	—	—	122	1	(6)	1	118
Accumulated amortization	(50)	(8)	—	—	(58)	(8)	—	(1)	(67)

Total intangible assets, net	$70				$64				$51

The Company applies a fair value based impairment test to the net book value of goodwill and intangible assets with indefinite useful lives on an annual basis and on an interim basis if events or circumstances indicate that an impairment loss may have occurred.

The Company conducted an annual impairment test of the net book value of goodwill and intangible assets with indefinite useful lives during the fourth quarter of fiscal 2013. The fair value of goodwill for the Company’s Save-A-Lot reporting was in excess of 100 percent of the $137 carrying value. The fair value of the Company’s Independent Business reporting unit exceeded its $710 carrying value by approximately 60 percent. The Company recorded a pre-tax non-cash impairment charge of $6 in the Independent Business segment for tradenames with indefinite useful lives during the fourth quarter of fiscal 2013.

Fair values of the Company’s tradenames were determined primarily by discounting an assumed royalty value applied to projected future revenues associated with the tradename based on management’s expectations of the current and future operating environment. The royalty cash flows are discounted using rates based on the weighted average cost of capital and the specific risk profile of the tradenames relative to the Company’s other assets. These estimates are impacted by variable factors including inflation, the general health of the economy and market competition. The calculation of the impairment charge contains significant judgments and estimates including weighted average cost of capital and the specified risk profile of the tradename and future revenue and profitability.

During the third and fourth quarters of fiscal 2012 and 2011 the Company’s stock price experienced a significant and sustained decline and the book value per share substantially exceeded the stock price. As a result, the Company performed reviews of goodwill and intangible assets with indefinite useful lives for impairment, which indicated that the carrying value of Retail Food’s goodwill and certain intangible assets with indefinite useful lives exceeded their estimated fair values. The Company recorded preliminary non-cash goodwill impairment charges of $54 during the third quarter of fiscal 2012 due to the significant and sustained decline in the Company’s market capitalization and updated discounted cash flows. The finalization of third quarter impairment charges and the results of the fourth quarter impairment review resulted in an additional non-cash goodwill impairment charge of $38 including an immaterial finalization to the third quarter preliminary charge. The impairment charge was due to the significant and sustained decline in the Company’s market capitalization as of and subsequent to the end of the fourth quarter of fiscal 2012 and was recorded in the Retail Food segment.

During fiscal 2012 the Company sold 10 retail fuel centers which were part of the Retail Food segment. The Company completed the sale during the third and fourth quarter of fiscal 2012.

For the full fiscal 2012 year the Company recorded non-cash goodwill impairment charges of $92 in the Retail Food segment. The calculation of the impairment charges contains significant judgments and estimates including weighted average cost of capital, future revenue, profitability, cash flows and fair values of assets and liabilities.

The Company undertook reviews for impairment of goodwill and intangible assets with indefinite useful lives twice during fiscal 2011. During the second quarter of fiscal 2011 the Company’s stock price had a significant and sustained decline and book value per share substantially exceeded the stock price. As a result, the Company completed an impairment review and recorded non-cash goodwill impairment charge of $110 within the Retail Food segment. The result of the fiscal 2011 annual review of goodwill and tradenames undertaken in the fourth quarter indicated no further reduction to the carrying value of goodwill or tradenames was required.

Amortization expense of intangible assets with definite useful lives of $8 was recorded in fiscal 2013, 2012 and 2011. Future amortization expense will average approximately $6 per year for the next five years.

RESERVES FOR CLOSED PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT-RELATED IMPAIRMENT CHARGES	12 Months Ended
Feb. 23, 2013
Text Block [Abstract]
RESERVES FOR CLOSED PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT-RELATED IMPAIRMENT CHARGES

NOTE 3—RESERVES FOR CLOSED PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT-RELATED IMPAIRMENT CHARGES

Reserves for Closed Properties

The Company maintains reserves for costs associated with closures of retail stores, distribution centers and other properties that are no longer being utilized in current operations. The Company provides for closed property operating lease liabilities using a discount rate to calculate the present value of the remaining noncancellable lease payments after the closing date, reduced by estimated subtenant rentals that could be reasonably obtained for the property. Adjustments to closed property reserves primarily relate to changes in subtenant income or actual exit costs differing from original estimates.

Changes in the Company’s reserves for closed properties consisted of the following:

	2013	2012	2011
Beginning balance	$72	$96	$64
Additions	16	9	42
Payments	(22)	(26)	(23)
Adjustments	(5)	(7)	13

Ending balance	$61	$72	$96

During fiscal 2013, the Company recorded additional reserves primarily related to the closure of non-strategic stores announced during the second quarter and closed in the third and fourth quarters of fiscal 2013. During fiscal 2011, the Company recorded additional reserves primarily related to the closure of non-strategic stores announced and closed in the fourth quarter of fiscal 2011, which resulted in increased payments during fiscal 2012. Adjustments to reserves for closed properties are primarily related to changes in subtenant income.

Property, Plant and Equipment-Related Impairment Charges

During the second quarter of fiscal 2013, the Company announced the closure of approximately 22 non-strategic Save-A-Lot stores, resulting in impairment charges of $16, and during the third quarter of fiscal 2013, the Company recorded an impairment charge related to these closed stores’ operating leases of $10. The calculation of the closed property charges requires significant judgments and estimates including estimated subtenant rentals, discount rates, and future cash flows based on the Company’s experience and knowledge of the market in which the closed property is located, and previous efforts to dispose of similar assets and existing market conditions.

During the fourth quarter of fiscal 2013, the executive management team determined the Company would abandon certain capital projects in process, mainly related to software under development, and would cease use of certain other software support tools, all within the Retail Food and Corporate segments, resulting in an impairment of $191.

During the second quarter of fiscal 2013, the Company recorded $13 of property, plant and equipment charges related to abandoned software under development within the Retail Food segment.

During fiscal 2012, the Company recorded $3 of property, plant and equipment-related impairment charges. During fiscal 2011, the Company recorded $11 of property, plant and equipment-related impairment charges, of which $7 were recorded in the fourth quarter as a result of the closure of the non-strategic stores.

Additions and adjustments to the reserves for closed properties and property, plant and equipment-related impairment charges for fiscal 2013, 2012 and 2011 were primarily related to the Retail Food and Save-A-Lot segments, and were recorded as a component of Selling and administrative expenses in the Consolidated Statements of Operations.

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Feb. 23, 2013
Property Plant And Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 4—PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net, consisted of the following:

	2013	2012
Land	$100	$103
Buildings	1,294	1,240
Property under construction	37	297
Leasehold improvements	688	652
Equipment	2,733	2,701
Capitalized lease assets	335	369

Total property plant and equipment	5,187	5,362
Accumulated depreciation	(3,277)	(3,063)
Accumulated amortization on capitalized lease assets	(210)	(200)

Total property, plant and equipment, net	$1,700	$2,099

Depreciation expense was $333, $321 and $320 for fiscal 2013, 2012 and 2011, respectively. Amortization expense related to capitalized lease assets was $23, $26 and $26 for fiscal 2013, 2012 and 2011, respectively.

FAIR VALUE MEASUREMENTS	12 Months Ended
Feb. 23, 2013
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 5—FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities recorded at fair value are categorized using defined hierarchical levels directly related to the amount of subjectivity associated with the inputs to fair value measurements, as follows:

Level 1	—	Quoted prices in active markets for identical assets or liabilities;

Level 2	—	Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable;

Level 3	—	Unobservable inputs in which little or no market activity exists, requiring an entity to develop its own assumptions that market participants would use to value the asset or liability.

Impairment charges recorded during fiscal 2013, 2012 and 2011 discussed in Note 2—Goodwill and Intangible Assets and Note 3—Reserves for Closed Properties and Property, Plant and Equipment-Related Impairment Charges were measured at fair value using Level 3 inputs. The fair value of performance awards discussed in Note 9—Stock-Based Awards are measured at fair value on a recurring basis each reporting period using Level 3 inputs. The portion of the performance awards that are measured at fair value each reporting period as discussed in Note 1 and Note 9 are insignificant as of February 23, 2013 and February 25, 2012.

In fiscal 2013, long-lived assets with a carrying amount of $79 were written down to their fair value of $40, resulting in an impairment charge of $39, primarily related to the announced closing of approximately 22 non-strategic Save-A-Lot stores. In fiscal 2012, long-lived assets with a carrying amount of $10 were written down to their fair value of $7, resulting in an impairment charge of $3. Property, plant and equipment and favorable operating lease intangible related impairment charges were measured at fair value on a nonrecurring basis using Level 3 inputs and are a component of Selling and administrative expenses in the Consolidated Statements of Operations.

Financial Instruments

For certain of the Company’s financial instruments, including cash and cash equivalents, receivables, accounts payable, accrued salaries and other current assets and liabilities, the fair values approximate carrying values due to their short maturities.

The estimated fair value of notes receivable was greater than the carrying value by $2 as of February 23, 2013. The estimated fair value of notes receivable approximated the carrying value as of February 25, 2012. The estimated fair value of notes receivable are calculated using a discounted cash flow approach applying a market rate for similar instruments using Level 3 inputs.

The estimated fair value of the Company’s long-term debt (including current maturities) was greater than the book value by approximately $57 and $62 as of February 23, 2013 and February 25, 2012, respectively. The estimated fair value was based on market quotes, where available, or market values for similar instruments, using Level 2 and 3 inputs.

LONG-TERM DEBT	12 Months Ended
Feb. 23, 2013
Debt Disclosure [Abstract]
LONG-TERM DEBT

NOTE 6—LONG-TERM DEBT

The Company’s long-term debt and capital lease obligations consisted of the following:

	February 23, 2013	February 25, 2012
8.00% Notes due May 2016	$1,000	$1,000
8.00% Secured Term Loan Facility due August 2018	834	—
7.50% Notes due November 2014	490	490
2.21% to 4.25% Revolving ABL Credit Facility due August 2017	207	—
Accounts Receivable Securitization Facility	40	55
1.65% to 4.75% Revolving Credit Facility and Variable Rate Notes due April 2015—April 2018	—	1,074
7.50% Notes due May 2012	—	282
Other	28	30
Net discount on debt, using an effective interest rate of 8.39% to 8.58%	(40)	(20)
Capital lease obligations	330	315

Total debt and capital lease obligations	2,889	3,226
Less current maturities of long-term debt and capital lease obligations	(74)	(345)

Long-term debt and capital lease obligations	$2,815	$2,881

Future maturities of long-term debt, excluding the net discount on the debt and capital lease obligations, as of February 23, 2013 consist of the following:

Fiscal Year
2014	$19
2015	556
2016	9
2017	1,008
2018	216
Thereafter	791

On August 30, 2012, the Company entered into two new credit agreements: (i) a five-year $1,650 (subject to borrowing base availability) asset-based revolving credit facility (the “Revolving ABL Credit Facility”), secured by the Company’s inventory, credit card receivables and certain other assets, which bore interest at the rate of London Interbank Offered Rate (“LIBOR”) plus 1.75 percent to 2.25 percent or prime plus 0.75 percent to 1.25 percent, with facility fees ranging from 0.25 percent to 0.375 percent, depending on utilization and (ii) a new six-year $850 term loan (the “Secured Term Loan Facility”), secured by a portion of the Company’s real estate and equipment, which bore interest at the rate of LIBOR plus 6.75 percent and included a floor on LIBOR set at 1.25 percent. These agreements replaced the Company’s senior secured credit facilities, which were composed of a $1,500 revolving credit facility under which $280 was outstanding, scheduled to mature in April 2015, a $574 term loan B-2 scheduled to mature in October 2015 and a $446 term loan B-3 scheduled to mature in April 2018. On August 30, 2012, the Company paid and capitalized $59 in loan origination and financing costs which is included in Other Assets in the Consolidated Balance Sheets. As discussed below, the Revolving ABL Credit Facility and the Secured Term Loan Facility were refinanced with two new credit agreements on March 21, 2013 in connection with the NAI Banner Sale.

Certain of the Company’s material subsidiaries were co-borrowers with the Company under the Revolving ABL Credit Facility, and the Revolving ABL Credit Facility was guaranteed by the rest of the Company’s material subsidiaries. To secure the obligations under the Revolving ABL Credit Facility, the Company granted a perfected first-priority security interest for the benefit of the Revolving ABL Credit Facility lenders in its present and future inventory, credit card and certain other receivables, prescription files and related assets. In addition, the obligations under the Revolving ABL Credit Facility were secured by second-priority liens on and security interests in the collateral securing the Secured Term Loan Facility, subject to certain limitations to ensure compliance with the Company’s outstanding debt instruments and leases.

The Secured Term Loan Facility was also guaranteed by the Company’s material subsidiaries. To secure their obligations under the Secured Term Loan Facility, the Company and the guarantors granted a perfected first-priority mortgage lien and security interest for the benefit of the Secured Term Loan Facility lenders in certain of their owned or ground-leased real estate and the equipment located on such real estate. As of February 23, 2013, there was $1,069 of owned or ground-leased real estate and associated equipment pledged as collateral, classified as Property, plant and equipment, net in the Consolidated Balance Sheets. In addition, the obligations under the Secured Term Loan Facility were secured by second-priority secured interests in the collateral securing the Revolving ABL Credit Facility, subject to certain limitations to ensure compliance with the Company’s outstanding debt instruments and leases.

The loans under the Secured Term Loan Facility could be voluntarily prepaid at any time, subject to a prepayment fee in certain circumstances. The Secured Term Loan Facility had required repayments, equal to 1.00 percent of the initial drawn balance each year, payable quarterly, with the entire remaining balance due at the six year anniversary of the inception date. In addition, the Company was required to apply net cash proceeds (as defined in the Secured Term Loan Facility) from certain types of asset sales in amounts ranging from 50 percent to 100 percent (excluding proceeds of the collateral security of the Revolving ABL Credit Facility and other secured indebtedness) to prepay the loans outstanding under the Secured Term Loan Facility. The Company was also required to prepay the loans outstanding by up to 50 percent of its annual excess cash flow (as defined in the Secured Term Loan Facility). As of February 23, 2013, the loans outstanding under the Secured Term Loan Facility had a remaining principal balance of $834 at LIBOR plus 6.75 percent and included a LIBOR floor of 1.25 percent, of which $9 was classified as current.

As of February 23, 2013, there was $207 of outstanding borrowings under the Revolving ABL Credit Facility at rates ranging from LIBOR plus 2.00 percent to prime plus 1.00 percent. Facility fees under this facility were 0.250 percent. Letters of credit outstanding under the Revolving ABL Credit Facility were $360 at fees up to 2.125 percent and the unused available credit under the Revolving ABL Credit Facility was $857. As of February 23, 2013, the Revolving ABL Credit Facility was secured on a first priority basis by $2,092 of assets included in Inventories, all of the Company’s pharmacy scripts, included in Intangible assets, net and all credit card receivables of wholly-owned stores, included in Cash and cash equivalents in the Consolidated Balance Sheets.

In November 2011, the Company amended and extended its accounts receivable securitization program until November 2014. The Company had the ability to borrow up to $200 on a revolving basis, with borrowings secured by eligible accounts receivable, which remained under the Company’s control. As of February 23, 2013, there was $40 of outstanding borrowings under this facility at 1.98 percent. Facility fees on the unused portion are 0.70 percent. As of February 23, 2013, there was $282 of accounts receivable pledged as collateral, classified in Receivables in the Consolidated Balance Sheet. As discussed below, this facility was repaid and terminated on March 21, 2013 in connection with the NAI Banner Sale.

In 2006, the Company issued $500 of senior unsecured notes bearing an interest rate of 7.50% due in 2014. In 2009, the Company issued $1,000 of senior unsecured notes bearing an interest rate of 8.00% due in 2016. These senior unsecured notes contain operating covenants, including limitations on liens and on sale and leaseback transactions. The Company was in compliance with all such covenants and provisions for all periods presented.

As of February 23, 2013 and February 25, 2012, the Company had $18 and $28, respectively, of debt with current maturities that are classified as long-term debt due to the Company’s intent to refinance such obligations with the Revolving Credit Facility or other long-term debt.

Refer to Note 16—Subsequent Events in the accompanying Notes to the Consolidated Financial Statements for information related to the Company’s debt refinancing transactions, which occurred subsequent to fiscal 2013 and were related to the sale of New Albertsons.

LEASES	12 Months Ended
Feb. 23, 2013
Text Block [Abstract]
LEASES

NOTE 7—LEASES

The Company leases certain retail stores, distribution centers, office facilities and equipment from third parties. Many of these leases include renewal options and, to a limited extent, include options to purchase. Future minimum lease payments to be made by the Company for noncancellable operating leases and capital leases as of February 23, 2013, consist of the following:

	Lease Obligations
Fiscal Year	Operating Leases	Capital Leases
2014	$114	$56
2015	113	52
2016	97	49
2017	80	44
2018	60	42
Thereafter	174	208

Total future minimum obligations	$638	451

Less interest		(121)

Present value of net future minimum obligations		330
Less current obligations		(55)

Long-term obligations		$275

Total future minimum obligations have not been reduced for future minimum subtenant rentals of $49 under certain operating subleases.

Rent expense and subtenant rentals under operating leases consisted of the following:

	2013	2012	2011
Minimum rent	$127	$118	$133
Contingent rent	6	2	—

	133	120	133
Subtenant rentals	(13)	(15)	(28)

	$120	$105	$105

The Company leases certain property to third parties under both operating and direct financing leases. Under the direct financing leases, the Company leases buildings to independent retail customers with terms ranging from one to seven years. Future minimum lease and subtenant rentals under noncancellable leases as of February 23, 2013, consist of the following:

	Lease Receipts
Fiscal Year	Operating Leases	Direct Financing Leases
2014	$11	$2
2015	8	2
2016	7	2
2017	6	—
2018	4	—
Thereafter	4	1

Total minimum lease receipts	$40	7

Less unearned income		(1)

Net investment in direct financing leases		6
Less current portion		(2)

Long-term portion		$4

The carrying value of owned property leased to third parties under operating leases was as follows:

	2013	2012
Property, plant and equipment	$4	$6
Less accumulated depreciation	(3)	(3)

Property, plant and equipment, net	$1	$3

INCOME TAXES	12 Months Ended
Feb. 23, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 8—INCOME TAXES

The provision for income taxes consisted of the following:

	2013	2012	2011
Current
Federal	$(98)	$(92)	$(39)
State	(9)	(8)	(3)

Total current	(107)	(100)	(42)
Deferred	(56)	59	(18)

Total income tax benefit	$(163)	$(41)	$(60)

The difference between the actual tax provision and the tax provision computed by applying the statutory federal income tax rate to Losses before income taxes is attributable to the following:

	2013	2012	2011
Federal taxes based on statutory rate	$(149)	$(53)	$(91)
State income taxes, net of federal benefit	(13)	(9)	(5)
Goodwill and intangible asset impairment	—	32	40
Tax contingency	1	(5)	3
Change in valuation allowance	(3)	(5)	—
Other	1	(1)	(7)

Total income tax benefit	$(163)	$(41)	$(60)

Deferred income taxes reflect the net tax effects of temporary differences between the bases of assets and liabilities for financial reporting and income tax purposes. The Company’s deferred tax assets and liabilities consisted of the following:

	2013	2012
Deferred tax assets:
Compensation and benefits	$367	$377
Self-insurance	20	24
Property, plant and equipment and capitalized lease assets	110	98
Loss on sale of discontinued operations	1,341	—
Net operating loss carryforwards	22	22
Other	104	155

Gross deferred tax assets	1,964	676
Valuation allowance	(1,358)	(12)

Total deferred tax assets	606	664

Deferred tax liabilities:
Property, plant and equipment and capitalized lease assets	(204)	(285)
Inventories	(28)	(41)
Intangible assets	(21)	(19)
Other	(19)	(3)

Total deferred tax liabilities	(272)	(348)

Net deferred tax asset	$334	$316

Net deferred tax assets of $334 as of February 23, 2013 reflect long-term deferred tax assets of $345 recorded in Deferred tax assets in the Consolidated Balance Sheets and current deferred tax liabilities of $11 recorded in Other current liabilities. Net deferred tax assets of $316 as of February 25, 2012 reflect long-term deferred tax assets of $268 recorded in Deferred tax assets in the Consolidated Balance Sheets and current deferred tax assets of $48 recorded in Other current assets.

The Company has valuation allowances to reduce deferred tax assets to the amount that is more-likely-than-not to be realized. The Company currently has state net operating loss (“NOL”) carryforwards of $448 for tax purposes. The NOL carryforwards expire beginning in 2014 and continuing through 2032 and have a $16 valuation allowance. The sale of NAI results in an allocation of tax expense between continuing and discontinued operations. Included in discontinued operations is the recognition of the additional tax basis in the shares of NAI offset by a valuation allowance on the capital loss that will result from the sale of shares. The Company has recorded a valuation allowance against the projected capital loss because there is no current evidence that the capital loss will be used prior to its expiration.

Changes in the Company’s unrecognized tax benefits consisted of the following:

	2013	2012	2011
Beginning balance	$165	$182	$133
Increase based on tax positions related to the current year	5	14	18
Decrease based on tax positions related to the current year	(1)	(1)	(1)
Increase based on tax positions related to prior years	83	21	41
Decrease based on tax positions related to prior years	(62)	(46)	(9)
Decrease due to lapse of statute of limitations	(3)	(5)	—

Ending balance	$187	$165	$182

Included in the balance of unrecognized tax benefits as of February 23, 2013, February 25, 2012 and February 26, 2011 are tax positions of $60 net of tax, $67 net of tax, and $82 net of tax, respectively, which would reduce the Company’s effective tax rate if recognized in future periods.

The Company expects to resolve $5, net, of unrecognized tax benefits within the next 12 months, representing several individually insignificant income tax positions. These unrecognized tax benefits represent items in which the Company may not prevail with certain taxing authorities, based on varying interpretations of the applicable tax law. The Company is currently in various stages of audits, appeals or other methods of review with taxing authorities from various taxing jurisdictions. The resolution of these unrecognized tax benefits would occur as a result of potential settlements from these negotiations. Based on the information available as of February 23, 2013, the Company does not anticipate significant additional changes to its unrecognized tax benefits.

The Company recognized expense related to interest and penalties, net of settlement adjustments, of $20, $2 and $10 for fiscal 2013, 2012 and 2011, respectively. In addition to the liability for unrecognized tax benefits, the Company had a liability of $60 and $40 as of February 23, 2013 and February 25, 2012, respectively, related to accrued interest and penalties for uncertain tax positions recorded in Other current liabilities and Other long-term liabilities in the Consolidated Balance Sheets. The Company settled various audits during fiscal 2013 and fiscal 2012 resulting in payments of less than $1 for interest and penalties.

The Company is currently under examination or other methods of review in several tax jurisdictions and remains subject to examination until the statute of limitations expires for the respective taxing jurisdiction or an agreement is reached between the taxing jurisdiction and the Company. As of February 23, 2013, the Company is no longer subject to federal income tax examinations for fiscal years before 2008 and in most states is no longer subject to state income tax examinations for fiscal years before 2006.

STOCK-BASED AWARDS	12 Months Ended
Feb. 23, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
STOCK-BASED AWARDS

NOTE 9—STOCK-BASED AWARDS

As of February 23, 2013, the Company has stock options, restricted stock awards and performance awards (collectively referred to as “stock-based awards”) outstanding under the following plans: 2012 Stock Plan, 2007 Stock Plan, 2002 Stock Plan, 1997 Stock Plan, 1993 Stock Plan, Albertsons Amended and Restated 1995 Stock-Based Incentive Plan and the Albertsons 2004 Equity and Performance Incentive Plan. The Company’s 2012 Stock Plan, as approved by stockholders in fiscal 2013, is the only plan under which stock-based awards may be granted. The 2012 Stock Plan provides that the Board of Directors or the Leadership Development and Compensation Committee of the Board (the “Compensation Committee”) may determine at the time of grant whether each stock-based award granted will be a non-qualified or incentive stock-based award under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The terms of each stock-based award will be determined by the Board of Directors or the Compensation Committee. Generally, stock-based awards granted prior to fiscal 2006 have a term of 10 years, from fiscal 2006 to fiscal 2012 stock-based awards granted generally have a term of seven years and starting in fiscal 2013 stock-based awards granted generally have a term of 10 years.

Stock options are granted to key salaried employees and to the Company’s non-employee directors to purchase common stock at an exercise price not less than 100 percent of the fair market value of the Company’s common stock on the date of grant. Prior to fiscal 2013 stock options vested over four years and starting in fiscal 2013 stock options vest in three years. Restricted stock awards are also awarded to key salaried employees. The vesting of restricted stock awards granted is determined at the discretion of the Board of Directors or the Compensation Committee. The restrictions on the restricted stock awards generally lapse between one and five years from the date of grant and the expense is recognized over the lapsing period. Performance awards as part of the long-term incentive program are granted to key salaried employees.

As of February 23, 2013, there were 20 reserved shares under the 2012 Stock Plan available for stock-based awards. Common stock is delivered out of treasury stock upon the exercise of stock-based awards. The provisions of future stock-based awards may change at the discretion of the Board of Directors or the Compensation Committee.

Long-Term Incentive Plans

In May 2012, the Company granted 5 performance award units to certain employees under the SUPERVALU INC. 2007 Stock Plan as part of the Company’s long-term incentive program (“2013 LTIP”). Payout of the award will be based on the increase in share price over the three-year service period ending May 1, 2015, and will be settled in the Company’s stock.

The grant date fair value used to determine compensation expense associated with the performance grant was calculated utilizing a Monte Carlo simulation. The assumptions related to the valuation of the Company’s 2013 LTIP consisted of the following:

2013
Dividend yield	4.1%
Volatility rate	45.8%
Risk-free interest rate	0.4%
Expected life	3.0 years

The grant date fair value of the 2013 LTIP award was $1.38 per award unit. At the end of the three-year service period, the award units will be converted to shares based on the aggregate award value as determined by multiplying the award units by the increase in the Company share price over the service period above the $5.77 grant date share price. The aggregate award will be divided by the closing market price as of May 1, 2015, to determine the number of shares awarded.

In April 2011, the Company granted performance awards to employees under the SUPERVALU INC. 2007 Stock Plan as part of the Company’s LTIP. Payout of the award, if at all, will be based on the highest payout under the terms of the grant based on the increase in market capitalization over the service period, or the achievement of financial goals for the three-year period ending February 22, 2014. Awards will be settled equally in cash and the Company’s stock.

To determine the fair value under the performance grant, the Company uses the Monte Carlo method. The significant assumptions relating to the valuation of the Company’s LTIP performance awards consisted of the following:

2012
Dividend yield	0.0 – 4.6%
Volatility rate	47.0 – 51.6%
Risk-free interest rate	0.2 – 1.2%
Expected life	1.2 – 3.1 years

The grant date fair value of the 2012 LTIP award was $2.40 per share. The fair value of the cash settled portion of the award is classified as a liability and is remeasured each reporting period. As of February 23, 2013 the fair value of the cash portion of the award was $0.03 per share. The minimum payout value of cash and stock is $0 and the aggregate maximum amount the Company could be required to payout is $177.

Stock Options

Stock options granted, exercised and outstanding consisted of the following:

	Shares Under Option (In thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In years)	Aggregate Intrinsic Value (In thousands)
Outstanding, February 25, 2012	18,413	$28.90
Granted	9,370	2.54
Exercised	(9)	2.28
Canceled and forfeited	(5,528)	23.32

Outstanding, February 23, 2013	22,246	$19.20	4.63	$10,402

Vested and expected to vest in the future as of February 23, 2013	21,001	$20.15	4.34	$9,117
Exercisable as of February 23, 2013	13,242	$29.73	1.69	$113

On July 17, 2012, the Company’s Board of Directors granted non-qualified stock options to the Company’s Chief Executive Officer, and the Board of Directors granted non-qualified stock options to certain employees, under the Company’s 2012 Stock Plan. The Company granted 8 stock options with a weighted average grant date fair value of $0.98 per share as part of a broad-based employee incentive initiative designed to retain and motivate employees across the Company as it pursues its business transformation strategy. These options vest over three years.

On February 4, 2013, the Company’s Board of Directors granted 2 stock options to the Company’s Chief Executive Officer. The stock options have a grant date fair of $1.40 per share. These options vest over three years. The Company used the Black Scholes option pricing model to estimate the fair value of the options at grant date based upon the following assumptions.

The Company used the Black Scholes option pricing model to estimate the fair value of the options at grant date based upon the following assumptions:

2013
Dividend yield	1.0 – 2.1%
Volatility rate	42.3 – 61.2%
Risk-free interest rate	0.4 – 0.6%
Expected option life	4.5 – 6.0 years

Restricted Stock Awards

Restricted stock award activity consisted of the following:

	Restricted Stock (In thousands)	Weighted Average Grant-Date Fair Value
Outstanding, February 25, 2012	444	$17.96
Granted	1,482	6.05
Lapsed	(220)	10.03
Canceled and forfeited	(263)	10.19

Outstanding, February 23, 2013	1,443	$7.83

On April 24, 2012 the Company granted 1 shares of restricted stock awards to certain employees under the company’s fiscal 2012 bonus plan at a fair value of $6.15 per share. The restricted stock awards will vest over a three year period from the date of grant.

Compensation Expense

The components of pre-tax stock-based compensation expense (included primarily in Selling and administrative expenses in the Consolidated Statements of Operations) and related tax benefits were as follows:

	2013	2012	2011
Stock-based compensation	$13	$13	$14
Income tax benefits	(5)	(5)	(5)

Stock-based compensation (net of tax)	$8	$8	$9

The Company realized excess tax shortfalls of $2 related to stock-based awards during fiscal 2013, 2012 and 2011.

Unrecognized Compensation Expense

As of February 23, 2013, there was $19 of unrecognized compensation expense related to unvested stock-based awards granted under the Company’s stock plans. The expense is expected to be recognized over a weighted average remaining vesting period of approximately two years.

On March 20, 2013, in conjunction with the completion of the Tender Offer the Company’s Board of Directors deemed the completion of the offer a change-in-control for the purposes of the Company’s outstanding stock-based awards allowing for vesting acceleration under certain stock-based awards. Refer to Note 16 — Subsequent Events in the accompanying Notes to Consolidated Financial Statements.

TREASURY STOCK PURCHASE PROGRAM	12 Months Ended
Feb. 23, 2013
Equity [Abstract]
TREASURY STOCK PURCHASE PROGRAM

NOTE 10—TREASURY STOCK PURCHASE PROGRAM

On June 24, 2010, the Board of Directors of the Company adopted and announced a new annual share purchase program authorizing the Company to purchase up to $70 of the Company’s common stock. Stock purchases will be made primarily from the cash generated from the settlement of stock options. This annual authorization program replaced the previously existing share purchase program and expired June 30, 2011.

During fiscal 2011, the Company purchased 0.2 shares under the previously existing share purchase program at an average cost of $12.97 per share. The Company did not purchase any shares during fiscal 2013 or 2012.

NET LOSS PER SHARE	12 Months Ended
Feb. 23, 2013
Earnings Per Share [Abstract]
NET LOSS PER SHARE

NOTE 11—NET LOSS PER SHARE

The following table reflects the calculation of basic and diluted net loss per share:

	2013	2012	2011
Net loss per share from continuing operations—basic:
Net loss from continuing operations available to common stockholders	$(263)	$(110)	$(200)
Weighted average shares outstanding—basic	212	212	212

Net loss per share from continuing operations—basic	$(1.24)	$(0.52)	$(0.94)

Net loss per share from continuing operations—diluted:
Net loss from continuing operations used for diluted net earnings per share calculation	$(263)	$(110)	$(200)
Weighted average shares outstanding—basic	212	212	212
Dilutive impact of options and restricted stock outstanding	—	—	—

Weighted average shares outstanding—diluted	212	212	212

Net loss per share from continuing operations—diluted	$(1.24)	$(0.52)	$(0.94)

Options and restricted stock of 25, 21 and 24 shares were outstanding during fiscal 2013, 2012 and 2011, respectively, but were excluded from the computation of diluted net loss per share because they were antidilutive.

BENEFIT PLANS	12 Months Ended
Feb. 23, 2013
Compensation And Retirement Disclosure [Abstract]
BENEFIT PLANS

NOTE 12—BENEFIT PLANS

Substantially all employees of the Company and its subsidiaries are covered by various contributory and non-contributory pension, profit sharing or 401(k) plans. Most union employees participate in multiemployer retirement plans under collective bargaining agreements, unless the collective bargaining agreement provides for participation in plans sponsored by the Company. In addition to sponsoring both defined benefit and defined contribution pension plans, the Company provides healthcare and life insurance benefits for eligible retired employees under postretirement benefit plans. The Company also provides certain health and welfare benefits, including short-term and long-term disability benefits to inactive disabled employees prior to retirement. The terms of the postretirement benefit plans vary based on employment history, age and date of retirement. For many retirees, the Company provides a fixed dollar contribution and retirees pay contributions to fund the remaining cost.

Effective December 31, 2007, the Company authorized amendments to the SUPERVALU Retirement Plan and certain supplemental executive retirement benefit plans whereby service crediting ended in these plans and no employees will become eligible to participate in these plans after December 31, 2007. Pay increases continued to be reflected in the amount of benefit earned in these plans until December 31, 2012.

Effective August 23, 2011, the Company amended the SUPERVALU Retiree Benefit Plan to modify benefits provided by the plan. The result of this amendment was a reduction in the other postretirement benefit obligation of $39 with a corresponding decrease to other comprehensive loss, net of tax.

The benefit obligation, fair value of plan assets and funded status of the defined benefit pension plans and other postretirement benefit plans consisted of the following:

	Pension Benefits		Other Postretirement Benefits
	2013	2012	2013	2012
Change in Benefit Obligation
Benefit obligation at beginning of year	$2,745	$2,287	$116	$148
Plan Amendment	—	—	—	(52)
Service cost	—	—	2	2
Interest cost	123	126	5	7
Transfers	—	(3)	—	—
Actuarial loss	119	415	(9)	17
Benefits paid	(94)	(80)	(5)	(6)

Benefit obligation at end of year	2,893	2,745	109	116

Changes in Plan Assets
Fair value of plan assets at beginning of year	1,827	1,723	—	—
Actual return on plan assets	205	110	—	—
Employer contributions	93	77	5	6

	Pension Benefits		Other Postretirement Benefits
	2013	2012	2013	2012
Plan participants’ contributions	—	—	4	8
Benefits paid	(94)	(83)	(9)	(14)

Fair value of plan assets at end of year	2,031	1,827	—	—

Funded status at end of year	$(862)	$(918)	$(109)	$(116)

For the defined benefit pension plans, the benefit obligation is the projected benefit obligation. For other postretirement benefit plans, the benefit obligation is the accumulated postretirement benefit obligation. The Company’s accumulated benefit obligation for the defined benefit pension plans was $2,893 and $2,739 as of February 23, 2013 and February 25, 2012, respectively.

Amounts recognized in the Consolidated Balance Sheets consisted of the following:

	Pension Benefits		Other Postretirement Benefits
	2013	2012	2013	2012
Accrued vacation, compensation and benefits	$(2)	$(2)	$(7)	$(7)
Pension and other postretirement benefit obligations	(860)	(916)	(102)	(109)

	$(862)	$(918)	$(109)	$(116)

Amounts recognized in accumulated other comprehensive loss for the defined benefit pension plans and other postretirement benefit plans consists of the following:

	Pension Benefits		Other Postretirement Benefits
	2013	2012	2013	2012
Prior service benefit	$—	$—	$57	$70
Net actuarial loss	(928)	(992)	(46)	(60)

Total recognized in accumulated other comprehensive loss	$(928)	$(992)	$11	$10

Total recognized in accumulated other comprehensive loss, net of tax	$(570)	$(610)	$7	$6

The Company has recognized $49 as Accumulated other comprehensive loss, net of tax of the divested defined benefit pension plan associated with its Shaw’s banner. The unfunded benefit obligations of the divested defined benefit pension plan associated with its Shaw’s banner of $108 at February 23, 2013, are included in the Long-term liabilities of discontinued operations in the Consolidated Balance Sheets.

Net periodic benefit expense (income) for defined benefit pension plans and other postretirement benefit plans consisted of the following:

	Pension Benefits			Other Postretirement Benefits
	2013	2012	2011	2013	2012	2011
Net Periodic Benefit Cost
Service cost	$—	$—	$—	$2	$2	$2
Interest cost	123	126	125	5	7	8
Expected return on plan assets	(133)	(114)	(112)	—	—	—
Amortization of prior service benefit	—	—	—	(12)	(9)	(6)
Amortization of net actuarial loss	111	88	63	6	4	2
Settlement	—	2	9	—	—	—

Net periodic benefit cost	101	102	85	1	4	6

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)
Prior service benefit	—	—	—	—	(52)	—
Amortization of prior service benefit	—	—	—	13	9	6
Net actuarial loss (gain)	46	417	(11)	(7)	16	13

	Pension Benefits			Other Postretirement Benefits
	2013	2012	2011	2013	2012	2011
Net Periodic Benefit Cost
Amortization of net actuarial loss	(110)	(88)	(63)	(6)	(4)	(2)

Total recognized in other comprehensive income (loss)	(64)	329	(74)	—	(31)	17

Total recognized in net periodic benefit expense and other comprehensive income (loss)	$37	$431	$11	$1	$(27)	$23

The estimated net actuarial loss that will be amortized from accumulated other comprehensive loss into net periodic benefit cost for the defined benefit pension plans during fiscal 2014 is $101. The estimated net amount of prior service benefit and net actuarial loss for the postretirement benefit plans that will be amortized from accumulated other comprehensive losses into net periodic benefit cost during fiscal 2014 is $7.

At February 25, 2012, the Company converted to the 2012 Static Mortality Table for Annuitants and Non-Annuitants for calculating the pension and postretirement obligations and the fiscal 2013 expense. The impact of this change increased the February 25, 2012 projected benefit obligation by $10 and the accumulated postretirement benefit obligation by $1. This change also increased the fiscal 2013 defined benefit pension plans expense by $2. The Static Mortality Table for Annuitants and Non-Annuitants is published annually and reflects a static projection of mortality improvements which are projected forward each year. The Company used the 2013 Static Mortality Table for Annuitants and Non-Annuitants to calculate the pension and postretirement obligations.

Assumptions

Weighted average assumptions used to determine benefit obligations and net periodic benefit cost consisted of the following:

	2013	2012	2011
Benefit obligation assumptions:
Discount rate (2)	4.25%	4.55%	5.60%
Rate of compensation increase	2.00%	2.00%	2.00%
Net periodic benefit cost assumptions: (1)
Discount rate (2)	4.55%	5.60%	6.00%
Rate of compensation increase	2.00%	2.00%	3.00%
Expected return on plan assets (3)	7.25%	7.50%	7.75%

(1)	Net periodic benefit cost is measured using weighted average assumptions as of the beginning of each year.
(2)	The Company reviews and selects the discount rate to be used in connection with its pension and other postretirement obligations annually. In determining the discount rate, the Company uses the yield on corporate bonds (rated AA or better) that coincides with the cash flows of the plans’ estimated benefit payouts. The model uses a yield curve approach to discount each cash flow of the liability stream at an interest rate specifically applicable to the timing of each respective cash flow. The model totals the present values of all cash flows and calculates the equivalent weighted average discount rate by imputing the singular interest rate that equates the total present value with the stream of future cash flows. This resulting weighted average discount rate is then used in evaluating the final discount rate to be used by the Company.
(3)	Expected long-term return on plan assets is estimated by utilizing forward-looking, long-term return, risk and correlation assumptions developed and updated annually by the Company. These assumptions are weighted by the actual or target allocation to each underlying asset class represented in the pension plan asset portfolio. The Company also assesses the expected long-term return on plan assets assumption by comparison to long-term historical performance on an asset class to ensure the assumption is reasonable. Long-term trends are also evaluated relative to market factors such as inflation, interest rates, and fiscal and monetary policies in order to assess the capital market assumptions.

The Company calculates its expected return on plan assets by using the market related value of plan assets. The market related value of plan assets is determined by adjusting the actual fair value of plan assets for unrecognized gains or losses on plan assets. Unrecognized gains or losses represent the difference between actual returns and expected returns on plan assets for each fiscal year and are recognized by the Company evenly over a three year period. Since the market-related value of assets recognizes gains or losses over a three-year period, the future value of assets will be impacted as previously deferred gains or losses are recognized.

For those retirees whose health plans provide for variable employer contributions, the assumed healthcare cost trend rate used in measuring the accumulated postretirement benefit obligation before and after age 65 was 7.50 percent, as of February 23, 2013. The assumed healthcare cost trend rate for retirees before and after age 65 will decrease by 0.25 percent for each of the next four years, through fiscal 2017, 0.50 percent in fiscal 2018, and 1.0 percent in fiscal 2019, until it reaches the ultimate trend rate of 5.0 percent. For those retirees whose health plans provide for a fixed employer contribution rate, a healthcare cost trend is not applicable. The healthcare cost trend rate assumption would have the following impact on the amounts reported. A 100 basis point change in the trend rate would impact the Company’s service and interest cost by approximately $1 for fiscal 2013. A 100 basis point decrease in the trend rate would impact the Company’s accumulated postretirement benefit obligation as of the end of fiscal 2013 by approximately $7, while a 100 basis point increase would impact the Company’s accumulated postretirement benefit obligation by approximately $10.

Pension Plan Assets

Plan assets are held in a master trust and invested in separately managed accounts and other commingled investment vehicles holding domestic and international equity securities, domestic fixed income securities and other investment classes. The Company employs a total return approach whereby a diversified mix of asset class investments are used to maximize the long-term return of plan assets for an acceptable level of risk. Alternative investments are also used to enhance risk-adjusted long-term returns while improving portfolio diversification. Risk management is managed through diversification across asset classes, multiple investment manager portfolios and both general and portfolio-specific investment guidelines. Risk tolerance is established through careful consideration of the plan liabilities, plan funded status and the Company’s financial condition. This asset allocation policy mix is reviewed annually and actual versus target allocations are monitored regularly and rebalanced on an as-needed basis. Plan assets are invested using a combination of active and passive investment strategies. Passive, or “indexed” strategies, attempt to mimic rather than exceed the investment performance of a market benchmark. The plan’s active investment strategies employ multiple investment management firms. Managers within each asset class cover a range of investment styles and approaches and are combined in a way that controls for capitalization, and style biases (equities) and interest rate exposures (fixed income) versus benchmark indices. Monitoring activities to evaluate performance against targets and measure investment risk take place on an ongoing basis through annual liability measurements, periodic asset/liability studies and quarterly investment portfolio reviews.

The asset allocation targets and the actual allocation of pension plan assets are as follows:

Asset Category	Target	2013	2012
Domestic equity	30.5%	32.9%	33.9%
International equity	14.0%	15.3%	17.8%
Private equity	8.0%	5.4%	4.8%
Fixed income	37.5%	37.3%	35.0%
Real estate	10.0%	9.1%	8.5%

Total	100.0%	100.0%	100.0%

The following is a description of the valuation methodologies used for investments measured at fair value:

Common stock—Valued at the closing price reported in the active market in which the individual securities are traded.

Common collective trusts—Valued at net asset value (“NAV”), which is based on the fair value of the underlying securities owned by the fund and divided by the number of shares outstanding. The NAV unit price is quoted on a private market that is not active. However, the NAV is based on the fair value of the underlying securities within the fund, which are traded on an active market, and valued at the closing price reported on the active market on which those individual securities are traded.

Corporate bonds—Valued based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar bonds, the fair value is based upon an industry valuation model, which maximizes observable inputs.

Government securities—Certain government securities are valued at the closing price reported in the active market in which the security is traded. Other government securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings.

Mortgage backed securities—Valued based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar bonds, the fair value is based upon an industry valuation model, which maximizes observable inputs.

Private equity and Real estate partnerships—Valued using the most recent general partner statement of fair value, updated for any subsequent partnership interests’ cash flows or expected changes in fair value.

Mutual funds—Mutual funds are valued at the closing price reported in the active market in which the individual securities are traded.

Synthetic guaranteed investment contract—Valued by discounting the related cash flows based on current yields of similar instruments with comparable durations considering the credit-worthiness of the issuer.

Other—Valued under an approach that maximizes observable inputs, such as gathering consensus data from the market participant’s best estimate of mid-market for actual trades or positions held.

The valuation methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuations methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement.

The fair value of assets of the Company’s benefit plans held in a master trust as of February 23, 2013, by asset category, consisted of the following:

	Level 1	Level 2	Level 3	Total
Common stock	$554	$—	$—	$554
Common collective trusts—fixed income	—	247	—	247
Common collective trusts—equity	—	335	—	335
Government securities	60	92	—	152
Mutual funds	51	221	—	272
Corporate bonds	—	183	—	183
Real estate partnerships	—	—	136	136
Private equity	—	—	110	110
Mortgage-backed securities	—	35	—	35
Other	3	4	—	7

Total plan assets at fair value	$668	$1,117	$246	$2,031

The fair value of assets of the Company’s benefit plans held in a master trust as of February 25, 2012, by asset category, consisted of the following:

	Level 1	Level 2	Level 3	Total
Common stock	$548	$—	$—	$548
Common collective trusts—fixed income	—	258	—	258
Common collective trusts—equity	—	301	—	301
Government securities	108	83	—	191
Mutual funds	1	180	—	181
Corporate bonds	—	102	—	102
Real estate partnerships	—	—	113	113
Private equity	—	—	88	88
Mortgage-backed securities	—	39	—	39
Other	—	6	—	6

Total plan assets at fair value	$657	$969	$201	$1,827

The following is a summary of changes in the fair value for level 3 investments for 2013 and 2012:

	Real Estate Partnerships	Private Equity
Beginning balance, February 26, 2011	$87	$59
Purchases	17	27
Sales	(2)	(6)
Unrealized gains	11	8
Realized gains and losses	—	—

Ending balance, February 25, 2012	113	88
Purchases	15	20
Sales	—	(7)
Unrealized gains	8	9
Realized gains and losses	—	—

Ending balance, February 23, 2013	$136	$110

Contributions

The Company expects to contribute approximately $120 to $130 to its defined benefit pension plans and postretirement benefit plans in fiscal 2014. The Company’s funding policy for the defined benefit pension plans is to contribute the minimum contribution required under the Employee Retirement Income Security Act of 1974, as amended, and other applicable laws, and its agreement with the PBGC described above with consideration given to contributing larger amounts. The Company will recognize contributions in accordance with applicable regulations, with consideration given to recognition for the earliest plan year permitted.

The Company’s funding policy for the defined benefit pension plans is to contribute the minimum contribution amount required under ERISA and the Pension Protection Act of 2006 as determined by the Company’s external actuarial consultant. At the Company’s discretion, additional funds may be contributed to the pension plan. The Company may accelerate contributions or undertake contributions in excess of the minimum requirements from time to time subject to the availability of cash in excess of operating and financing needs or other factors as may be applicable. The Company assesses the relative attractiveness of the use of cash including expected return on assets, discount rates, cost of debt, reducing or eliminating required PBGC variable rate premiums or in order to achieve exemption from participant notices of underfunding. In addition, the Company has entered into an agreement with the PBGC relating to the NAI Banner Sale where it has agreed to contribute in excess of the minimum required amounts by additional contributions of $25 by the end of fiscal 2015, an additional $25 by the end of fiscal 2016 and an additional $50 by the end of fiscal 2017. Refer to Note 16—Subsequent Events in the accompanying Notes to the Consolidated Financial Statements for additional information on the Company’s benefit plan agreements related to the sale of New Albertsons, which occurred subsequent to fiscal 2013.

Estimated Future Benefit Payments

The estimated future benefit payments to be paid from the Company’s defined benefit pension plans and other postretirement benefit plans, which reflect expected future service, are as follows:

Fiscal Year	Pension Benefits	Other Postretirement Benefits
2014	$110	$7
2015	116	7
2016	123	7
2017	130	7
2018	139	8
Years 2019-2023	813	40

Defined Contribution Plans

The Company sponsors several defined contribution and profit sharing plans pursuant to Section 401(k) of the Internal Revenue Code. Employees may contribute a portion of their eligible compensation to the plans on a pre-tax basis. The Company matches a portion of employee contributions in cash into the employee’s investment options. The total amount contributed by the Company to the plans is determined by plan provisions or at the discretion of the Company. Total employer contribution expenses for these plans were $17, $23 and $30 for fiscal 2013, 2012 and 2011, respectively. Matching contributions were reduced or eliminated in January 2013 for most employees. Plan assets also include 7 and 5 shares of the Company’s common stock as of February 23, 2013 and February 25, 2012, respectively.

Post-Employment Benefits

The Company recognizes an obligation for benefits provided to former or inactive employees. The Company is self-insured for certain disability plans programs, the primary benefits paid to inactive employees prior to retirement. As of February 23, 2013, the obligation for post-employment benefits was $43, with $23 included in Accrued vacation, compensation and benefits, and $20 included in Other long-term liabilities.

Multiemployer Pension Plans

The Company contributes to various multiemployer pension plans under collective bargaining agreements, primarily defined benefit pension plans. These multiemployer plans generally provide retirement benefits to participants based on their service to contributing employers. The benefits are paid from assets held in trust for that purpose. Plan trustees typically are responsible for determining the level of benefits to be provided to participants as well as the investment of the assets and plan administration. Trustees are appointed in equal number by employers and unions parties to the collective bargaining agreement.

Expense is recognized in connection with these plans as contributions are funded, in accordance with U.S. generally accepted accounting standards. The Company contributed $38, $38 and $37 to these plans for fiscal years 2013, 2012 and 2011, respectively. The risks of participating in these multiemployer plans are different from the risks associated with single-employer plans in the following respects:

a.	Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

b.	If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

c.	If the Company chooses to stop participating in some multiemployer plans, or makes market exits or store closures or otherwise has participation in the plan drop below certain levels, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

The Company’s participation in these plans is outlined in the table below. The EIN-Pension Plan Number column provides the Employee Identification Number (“EIN”) and the three-digit plan number, if applicable. Unless otherwise noted, the most recent Pension Protection Act zone status (“PPA”) available in 2013 and 2012 relates to the plans’ two most recent fiscal year-ends. The zone status is based on information that the Company received from the plan and is certified by each plan’s actuary. Among other factors, red zone status plans are generally less than 65 percent funded and are considered in critical status, plans in yellow zone or orange zone status are less than 80 percent funded and are considered endangered or seriously endangered status, and green zone plans are at least 80 percent funded. The FIP/RP Status Pending/Implemented column indicates plans for which a financial improvement plan (“FIP”) or a rehabilitation plan (“RP”) is either pending or has been implemented by the trustees of each plan.

Certain plans have been aggregated in the All Other Multiemployer Pension Plans line in the following table, as the contributions to each of these plans are not individually material. None of the Company’s collective bargaining agreements require that a minimum contribution be made to these plans. Finally, the number of employees covered by the Company’s multiemployer plans decreased by 2 percent from 2013 to 2012 and by 6 percent from 2012 to 2011, affecting the period-to-period comparability of the contributions for years 2013, 2012 and 2011. The reduction in covered employees corresponded to store closures and reductions in headcount.

At the date the financial statements were issued, Forms 5500 were generally not available for the plan years ending in 2012.

The following table contains information about the Company’s multiemployer plans:

	EIN—Pension Plan Number	Plan Month/Day End Date	Pension Protection Act Zone Status		FIP/RP Status Pending/ Implemented	Contributions			Surcharges Imposed (1)	Amortization Provisions
Pension Fund			2013	2012		2013	2012	2011
Minneapolis Food Distributing Industry Pension Plan	416047047-001	12/31	Yellow	Yellow	Implemented	9	9	9	No	Yes
Central States, Southeast and Southwest Areas Pension Fund	366044243-001	12/31	Red	Red	Implemented	9	9	9	No	Yes
Minneapolis Retail Meat Cutters and Food Handlers Pension Fund	410905139-001	2/28	Yellow	Yellow	Implemented	8	7	6	No	No
UFCW Unions and Participating Employers Pension Plan	526117495-002	12/31	Red	Red	Implemented	3	4	3	Yes	Yes
Western Conference of Teamsters Pension Plan	916145047-001	12/31	Green	Green	No	2	3	3	No	Yes
UFCW Union Local 655 Food Employers Joint Pension Plan	436058365-001	12/31	Red	Red	Implemented	2	2	2	Yes	Yes
UFCW Unions and Employers Pension Plan	396069053-001	10/31	Red	Red	Implemented	2	2	2	Yes	Yes
All Other Multiemployer Pension Plans (2)						3	2	3

Total						$38	$38	$37

(1)	PPA surcharges are 5 percent or 10 percent of eligible contributions and may not apply to all collective bargaining agreements or total contributions to each plan.
(2)	All Other Multiemployer Pension Plans includes 16 plans, none of which are individually significant when considering employer’s contributions to the plan, severity of the underfunded status or other factors. The following table describes the expiration of the Company’s collective bargaining agreements associated with the significant multiemployer plans in which the Company participates:

Pension Fund	Range of Collective Bargaining Agreement Dates	Total Collective Bargaining Agreements	Expiration Date	% of Associates under Collective Bargaining Agreement (1)	Over 5% Contribution 2013
Minneapolis Food Distributing Industry Pension Plan	6/01/2010 – 05/31/2013	1	05/31/2013	100.0%	Yes
Central States, Southeast and Southwest Areas Pension Fund	3/30/2008 – 05/31/2016	11	09/15/2013	32.8%	No
Minneapolis Retail Meat Cutters and Food Handlers Pension Fund	3/01/2010 – 03/01/2014	2	03/01/2014	96.8%	Yes
UFCW Unions and Participating Employers Pension Plan	7/08/2012 – 07/12/2014	2	07/12/2014	67.8%	Yes
Western Conference of Teamsters Pension Plan	9/19/2010 – 09/15/2015	8	07/12/2014	43.5%	No
UFCW Union Local 655 Food Employers Joint Pension Plan	5/17/2010 – 05/12/2013	1	05/12/2013	100.0%	Yes
UFCW Unions and Employers Pension Plan	3/06/2011 – 04/06/2013	1	04/06/2013	100.0%	Yes

(1)	Company participating employees in the most significant collective bargaining agreement as a percent of all Company employees participating in the respective fund.

Multiemployer Postretirement Benefit Plans Other than Pensions

The Company also makes contributions to multiemployer health and welfare plans in amounts set forth in the related collective bargaining agreements. These plans provide medical, dental, pharmacy, vision, and other ancillary benefits to active employees and retirees as determined by the trustees of each plan. The vast majority of the Company’s contributions benefit active employees and as such, may not constitute contributions to a postretirement benefit plan. However, the Company is unable to separate contribution amounts to postretirement benefit plans from contribution amounts paid to active plans.

The Company contributed $90, $90 and $102 for fiscal 2013, 2012 and 2011, respectively, to multiemployer health and welfare plans. If healthcare provisions within these plans cannot be renegotiated in a manner that reduces the prospective healthcare cost as the Company intends, the Company’s Selling and administrative expenses could increase in the future.

Collective Bargaining Agreements

As of February 23, 2013, the Company had approximately 35,000 employees. Approximately 15,000 employees are covered by collective bargaining agreements. During fiscal 2013, 13 collective bargaining agreements covering 5,500 employees were renegotiated and four collective bargaining agreements covering approximately 135 employees expired without their terms being renegotiated. Negotiations are expected to continue with the bargaining units representing the employees subject to those agreements. During fiscal 2014, 22 collective bargaining agreements covering approximately 6,000 employees are scheduled to expire.

COMMITMENTS, CONTINGENCIES AND OFF-BALANCE SHEET ARRANGEMENTS	12 Months Ended
Feb. 23, 2013
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS, CONTINGENCIES AND OFF-BALANCE SHEET ARRANGEMENTS

NOTE 13—COMMITMENTS, CONTINGENCIES AND OFF-BALANCE SHEET ARRANGEMENTS

Guarantees

The Company has guaranteed certain leases, fixture financing loans and other debt obligations of various retailers as of February 23, 2013. These guarantees were generally made to support the business growth of independent retail customers. The guarantees are generally for the entire terms of the leases or other debt obligations with remaining terms that range from less than one year to 17 years, with a weighted average remaining term of approximately nine years. For each guarantee issued, if the independent retail customer defaults on a payment, the Company would be required to make payments under its guarantee. Generally, the guarantees are secured by indemnification agreements or personal guarantees of the independent retail customer. The Company reviews performance risk related to its guarantees of independent retail customers based on internal measures of credit performance. As of February 23, 2013, the maximum amount of undiscounted payments the Company would be required to make in the event of default of all guarantees was $84 and represented $60 on a discounted basis. Based on the indemnification agreements, personal guarantees and results of the reviews of performance risk, the Company believes the likelihood that it will be required to assume a material amount of these obligations is remote. Accordingly, no amount has been recorded in the Consolidated Balance Sheets for these contingent obligations under the Company’s guarantee arrangements.

The Company is contingently liable for leases that have been assigned to various third parties in connection with facility closings and dispositions. The Company could be required to satisfy the obligations under the leases if any of the assignees are unable to fulfill their lease obligations. Due to the wide distribution of the Company’s assignments among third parties, and various other remedies available, the Company believes the likelihood that it will be required to assume a material amount of these obligations is remote.

In the ordinary course of business, the Company enters into supply contracts to purchase products for resale and purchase and service contracts for fixed asset and information technology commitments. These contracts typically include either volume commitments or fixed expiration dates, termination provisions and other standard contractual considerations. As of February 23, 2013, the Company had approximately $364 of non-cancelable future purchase obligations. The Company is a party to a variety of contractual agreements under which the Company may be obligated to indemnify the other party for certain matters, which indemnities may be secured by operation of law or otherwise, in the ordinary course of business. These contracts primarily relate to the Company’s commercial contracts, operating leases and other real estate contracts, financial agreements, agreements to provide services to the Company and agreements to indemnify officers, directors and employees in the performance of their work. While the Company’s aggregate indemnification obligation could result in a material liability, the Company is not aware of any matters that are expected to result in a material liability.

Refer to Note 16—Subsequent Events in the accompanying Notes to Consolidated Financial Statements for information regarding the Company’s guarantees of certain debt obligations of American Stores Company, a subsidiary NAI, subsequent to February 23, 2013.

Legal Proceedings

The Company is subject to various lawsuits, claims and other legal matters that arise in the ordinary course of conducting business. In the opinion of management, based upon currently-available facts, it is remote that the ultimate outcome of any lawsuits, claims and other proceedings will have a material adverse effect on the overall results of the Company’s operations, its cash flows or its financial position.

In September 2008, a class action complaint was filed against the Company, as well as International Outsourcing Services, LLC (“IOS”), Inmar, Inc., Carolina Manufacturer’s Services, Inc., Carolina Coupon Clearing, Inc. and Carolina Services, in the United States District Court in the Eastern District of Wisconsin. The plaintiffs in the case are a consumer goods manufacturer, a grocery co-operative and a retailer marketing services company who allege on behalf of a purported class that the Company and the other defendants (i) conspired to restrict the markets for coupon processing services under the Sherman Act and (ii) were part of an illegal enterprise to defraud the plaintiffs under the Federal Racketeer Influenced and Corrupt Organizations Act. The plaintiffs seek monetary damages, attorneys’ fees and injunctive relief. The Company intends to vigorously defend this lawsuit, however all proceedings have been stayed in the case pending the result of the criminal prosecution of certain former officers of IOS.

In December 2008, a class action complaint was filed in the United States District Court for the Western District of Wisconsin against the Company alleging that a 2003 transaction between the Company and C&S Wholesale Grocers, Inc. (“C&S”) was a conspiracy to restrain trade and allocate markets. In the 2003 transaction, the Company purchased certain assets of the Fleming Corporation as part of Fleming Corporation’s bankruptcy proceedings and sold certain assets of the Company to C&S which were located in New England. Since December 2008, three other retailers have filed similar complaints in other jurisdictions. The cases have been consolidated and are proceeding in the United States District Court for the District of Minnesota. The complaints allege that the conspiracy was concealed and continued through the use of non-compete and non-solicitation agreements and the closing down of the distribution facilities that the Company and C&S purchased from each other. Plaintiffs are seeking monetary damages, injunctive relief and attorneys’ fees. On July 5, 2011, the District Court granted the Company’s Motion to Compel Arbitration for those plaintiffs with arbitration agreements and plaintiffs appealed. On July 16, 2012, the District Court denied plaintiffs’ Motion for Class Certification and on January 11, 2013, the District Court granted the Company’s Motion for Summary Judgment and dismissed the case regarding the non-arbitration plaintiffs. Plaintiffs have appealed these decisions. On February 12, 2013, the 8th Circuit reversed the District Court decision requiring plaintiffs with arbitration agreements to arbitrate and the Company filed a Petition with the 8th Circuit for an En Banc Rehearing.

On October 24, 2012, the Office of Self-Insurance Plans, a program within the director’s office of the California Department of Industrial Relations (the “DIR”), notified the Company that additional security was required to be posted in connection with the Company’s California self-insured workers’ compensation obligations of New Albertsons and certain other subsidiaries pursuant to applicable regulations. The notice from the DIR stated that the additional security was required as a result of an increase in estimated future liabilities, as determined by the DIR pursuant to a review of the self-insured California workers’ compensation claims with respect to the applicable businesses, and a decline in the Company’s net worth. A security deposit of $271 was demanded in addition to security of $427 provided through the Company’s participation in California’s Self-Insurer’s Security Fund. The Company has appealed this demand. The California Self-Insurers’ Security Fund (the “Fund”) has attempted to create a secured interest in certain assets of New Albertsons for the total amount of the additional security deposit. The dispute with the Fund and the DIR has been resolved through a settlement agreement as part of the NAI Banner Sale and the primary obligation to the Fund and the DIR has been retained by NAI following the NAI Banner Sale.

Predicting the outcomes of claims and litigation and estimating related costs and exposures involves substantial uncertainties that could cause actual outcomes, costs and exposures to vary materially from current expectations. The Company regularly monitors its exposure to the loss contingencies associated with these matters and may from time to time change its predictions with respect to outcomes and its estimates with respect to related costs and exposures. With respect to the two pending matters discussed above, the Company believes the chance of a negative outcome is remote. It is possible, although management believes it is remote, that material differences in actual outcomes, costs and exposures relative to current predictions and estimates, or material changes in such predictions or estimates, could have a material adverse effect on the Company’s financial condition, results of operations or cash flows.

SEGMENT INFORMATION	12 Months Ended
Feb. 23, 2013
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 14—SEGMENT INFORMATION

Refer to the Consolidated Segment Financial Information for financial information concerning the Company’s operations and financial position by reportable segment.

The Company’s operating segments reflect the manner in which the business is managed and how the Company allocates resources and assesses performance internally. The Company’s chief operating decision maker is the Chief Executive Officer.

The Company offers a wide variety of grocery products, general merchandise and health and beauty care, pharmacy, fuel and other items and services. The Company’s business is classified by management into three reportable segments: Retail Food, Save-A-Lot and Independent Business. These reportable segments are three distinct businesses, each with a different customer base, marketing strategy and management structure. The Company reviews its reportable segments on an annual basis, or more frequently if events or circumstances indicate a change in reportable segments has occurred.

The Retail Food segment derives revenues from the sale of groceries at retail locations operated by the Company. The Save-A-Lot segment derives revenues from the sale of groceries at retail locations operated and licensed by the Company (both the Company’s own stores and stores licensed by the Company to which the Company distributes wholesale products). The Independent Business reportable segment derives revenues from wholesale distribution to independently owned retail food stores, mass merchants and other customers (collectively referred to as “independent retail customers”). Substantially all of the Company’s operations are domestic.

The Company offers a wide variety of nationally advertised brand name and private-label products, primarily including grocery (both perishable and nonperishable), general merchandise and health and beauty care, pharmacy and fuel, which are sold through the Company’s owned and licensed and franchised retail stores to shoppers and through its Independent Business to independent retail customers. The amounts and percentages of Net sales for each group of similar products sold in the Retail Food, Save-A-Lot and Independent Business segments consisted of the following:

	2013		2012		2011
Retail Food:
Nonperishable grocery products (1)	$2,689	16%	$2,820	17%	$2,938	17%
Perishable grocery products (2)	1,428	8	1,461	8	1,508	8
Pharmacy products	512	3	483	3	465	3
Fuel	77	—	126	1	110	1
Other	30	—	31	—	33	—

	4,736	27%	4,921	29%	5,054	29%
Save-A-Lot:
Nonperishable grocery products (1)	$2,865	17%	$2,925	17%	$2,705	15%
Perishable grocery products (2)	1,330	8	1,296	7	1,185	7

	4,195	25%	4,221	24%	3,890	22%
Independent Business:
Product sales to independent retail customers	$8,160	48%	$8,194	47%	$8,400	49%
Services to independent retail customers	6	—	—	—	13	—

	8,166	48%	8,194	47%	8,413	49%

Net sales	$17,097	100%	$17,336	100%	$17,357	100%

(1)	Includes such items as dry goods, general merchandise, health and beauty care, beverages, dairy, frozen foods, and candy
(2)	Includes such items as meat, produce, deli and bakery

DISCONTINUED OPERATIONS AND DIVESTITURES	12 Months Ended
Feb. 23, 2013
Discontinued Operations And Disposal Groups [Abstract]
DISCONTINUED OPERATIONS AND DIVESTITURES

NOTE 15—DISCONTINUED OPERATIONS AND DIVESTITURES

Discontinued Operations

On January 10, 2013, the Company, AB Acquisition LLC (“AB Acquisition”) and NAI, entered into a Stock Purchase Agreement (the “Stock Purchase Agreement”) providing for the sale by the Company of its Albertsons, Acme, Jewel-Osco, Shaw’s and Star Market banners and related Osco and Sav-on in-store pharmacies (collectively, the “NAI Banners”) to AB Acquisition. The stock sale (or “divestiture”) closed on March 21, 2013. The Company received net proceeds of approximately $100, and notes receivable of approximately $44 in exchange for the stock of NAI. AB Acquisition also assumed approximately $3,200 of debt and capital leases. In addition, AB Acquisition also assumed the underfunded status of NAI related share of the multiemployer pension plans to which the Company contributes. AB Acquisition’s portion of the unfunded status of the multiemployer pension plans was estimated to be approximately $1,138 before tax, based on the Company’s estimated “proportionate share” of underfunding calculated as of February 23, 2013.

In connection with the Stock Purchase Agreement, the Company has entered into various agreements with AB Acquisition related to on-going operations, including a Transition Services Agreement (“TSA”) with each of NAI and Albertson’s LLC and operating and supply agreements. The initial terms of these arrangements vary from 12 months to 5 years, are generally subject to renewal upon mutual agreement by the parties thereto and also includes termination provisions that can be exercised by each party. The Company has determined that the continuing cash flows generated by these arrangements are not significant in proportion to the cash flows of the Company had the stock sale not occurred and that the arrangements do not provide the Company the ability to influence the operating or financial policies of the NAI Banners. Accordingly the above arrangements do not constitute significant continuing involvement in the operations of the NAI Banners. Therefore, the operations of the NAI Banners are presented as discontinued operations in the Consolidated Financial Statements for fiscal 2013, 2012 and 2011.

As the net assets of the NAI Banners met the held for sale criteria, the Company assessed the long-lived assets for impairment and then compared the carrying value of the total net assets to be sold (the disposal group) to their estimated fair value based on the proceeds expected to be received and debt assumed by AB Acquisition pursuant to the Stock Purchase Agreement less the estimated costs to sell. In the fourth quarter of fiscal 2013 the Company recorded an intangible asset impairment charge of $84 in addition to an intangible asset impairment charge of $74 recorded in the second quarter of fiscal 2013, to write-down the intangible assets of the NAI Banners to their estimated fair value. The Company recorded a preliminary estimated pre-tax loss on contract for the disposal of NAI of approximately $1,150 and recorded a pre-tax Property, plant and equipment related impairment of $203 which are included in Loss from discontinued operations, net of tax on the Consolidated Statement of Operations. This estimated loss on contract will be subject to finalization based on the balances as of the sale closing date of March 21, 2013, which is in the Company’s first fiscal quarter of 2014, and may differ materially to this preliminary estimate. The Company determined the pre-tax Property, plant and equipment related impairment using level 3 inputs.

The net assets, operating results, and cash flows of the NAI Banners have been presented separately as discontinued operations in the Consolidated Financial Statements for fiscal 2013, 2012 and 2011. The net assets, operating results, and cash flows of the Total Logistic Control have been presented separately as discontinued operations in the Consolidated Financial Statements for fiscal 2011. The Company has allocated interest related to debt that will be assumed by AB Acquisition to discontinued operations. Interest expense related to such debt and included in discontinued operations was $281, $263, and $319 for the years ended February 23, 2013, February 25, 2012 and February 26, 2011, respectively.

The following is a summary of the Company’s operating results and certain other directly attributable expenses that are included in discontinued operations for the years ended February 23, 2013, February 25, 2012 and February 26, 2011:

	February 23, 2013 (52 weeks)	February 25, 2012 (52 weeks)	February 26, 2011 (52 weeks)
Net sales	$17,230	$18,764	$20,177
Loss before income taxes from discontinued operations	(1,238)	(876)	(1,263)

Income tax provision (benefit)	(35)	54	47
Loss from discontinued operations, net of tax	$(1,203)	$(930)	$(1,310)

The Company will continue to sell certain products to the NAI Banners subsequent to the stock sale. The amounts of the intercompany sales, which approximate related costs, were $236, $240 and $245 years ended February 23, 2013, February 25, 2012 and February 26, 2011.

The Company will continue to provide certain back office support to the disposed NAI Banners after the sale under the TSA for which it expects to earn incremental annual TSA fees of approximately $158, net of TSA fees historically recognized under its existing TSA agreement with Albertson’s, LLC. In addition, the Company will receive transitional TSA fees of $60 in the first year of the agreement. The historical fees recognized under the existing TSA, reflected in the Consolidated Statement of Operations as a reduction of Selling and administrative expenses, were $42, $47 and $50 years ended February 23, 2013, February 25, 2012 and February 26, 2011. The historical shared service center costs incurred to support back office functions related to the NAI Banners were incurred as administrative overhead and not specifically charged to the NAI Banners.

During the fourth quarter of fiscal 2011, the Company divested the Total Logistic Control business for $205 in cash and recognized a $62 pre-tax gain. The gain, along with the results of Total Logistic Control, are presented as part of discontinued operations, are related to the Independent Business segment and were recorded as a component of Selling and administrative expenses in the Consolidated Statements of Operations.

The following is a summary of the assets and liabilities of discontinued operations as of February 23, 2013 and February 25, 2012:

	February 23, 2013	February 25, 2012
Assets
Cash and cash equivalents	$77	$93
Receivables, net	215	231
Inventories, net	1,155	1,242
Other current assets	47	50

Total current assets	1,494	1,616

Property, plant and equipment, net	3,767	4,263
Intangible assets, net	555	746
Other assets	655	419

Total assets	$6,471	$7,044

Liabilities
Accounts payable	$652	$797
Accrued vacation, compensation and benefits	217	257
Current maturities of long-term debt and capital lease obligations	212	43
Accrued loss on contract	1,140	—
Other current liabilities	480	509

Total current liabilities of discontinued operations	2,701	1,606

Long-term debt and capital lease obligations	2,832	2,986
Pension and other postretirement benefit obligations	109	101
Other long-term liabilities	850	899

Total liabilities	$6,492	5,592

Net assets (liabilities) of discontinued operations	$(21)	$1,452

Divestitures

During the second quarter of fiscal 2012, the Company announced it had reached an agreement to sell 107 fuel centers which were part of the Retail Food segment. The Company received $89 in cash and recognized a pre-tax loss of $7 during fiscal 2012, of which $1 and $6 of the pre-tax loss is presented as continuing operations and discontinued operations, respectively, related to the sale of the fuel centers. The Company finalized the sale of the fuel centers during the third and fourth quarters of fiscal 2012.

SUBSEQUENT EVENTS	12 Months Ended
Feb. 23, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16—SUBSEQUENT EVENTS

On March 21, 2013, the Company completed the sale of NAI for $100 in cash subject to working capital adjustments, and the assumption of certain debt and capital lease obligations of approximately $3,200, which were retained by NAI.

Concurrently with the execution of the Stock Purchase Agreement, the Company entered into a Tender Offer Agreement (the “Tender Offer Agreement”) with Symphony Investors, LLC, owned by a Cerberus Capital Management, L.P. (“Cerberus”)-led investor consortium (“Symphony Investors”) and Cerberus, pursuant to which, upon the terms and subject to the conditions of the Tender Offer Agreement, and contingent upon the NAI Banner Sale, Symphony Investors tendered for up to 30 percent of the issued and outstanding common stock of the Company at a purchase price of $4.00 per share in cash (the “Tender Offer”). Approximately 12 shares were validly tendered, representing approximately 5.5 percent of the issued and outstanding shares at the time of the Tender Offer expiration on March 20, 2013. All shares that were validly tendered and not properly withdrawn were accepted for payment in accordance with the terms of Tender Offer. In addition, pursuant to the terms of the Tender Offer Agreement, on March 21, 2013, SUPERVALU issued approximately 42 additional shares of common stock (approximately 19.9 percent of outstanding shares prior to the share issuance) to Symphony Investors at the Tender Offer price per share of $4.00, resulting in $170 in cash proceeds to the Company, which brought Symphony Investors ownership percent to 21.2 percent after the share issuance. Cash proceeds from the share issuance provided additional cash inflows from financing activities of $170 during the first quarter of fiscal 2014, which were used to reduce outstanding borrowings under the ABL Facility described below. The share issuance will have a dilutive effect on future net earnings (loss) per share due to the additional 42 shares outstanding.

Following the sale of NAI, the Company remains contingently liable with respect to certain self-insurance commitments as a result of parental guarantees issued by SUPERVALU INC. with respect to the obligations of NAI that were incurred while NAI was a subsidiary of the Company. The total amount of all such guarantees was $411 and represented $369 on a discounted basis. Because NAI remains a primary obligor on these self-insurance obligations, the Company believes that the likelihood that it will be required to assume a material amount of these obligations is remote. Accordingly, no amount has been recorded in the Consolidated Balance Sheets for these parent guarantees.

On March 21, 2013, the Company entered into (i) an amended and restated five-year $1,000 asset-based revolving credit facility (the “ABL Facility”), secured by the Company’s inventory, credit card receivables and certain other assets, which will bear interest at the rate of LIBOR plus 1.75 percent to LIBOR plus 2.25 percent, depending on utilization and (ii) a new six-year $1,500 term loan (the “Term Loan Facility”), secured by substantially all of the Company’s real estate, equipment and certain other assets, which will bear interest at the rate of LIBOR plus 5.00 percent and include a floor on LIBOR set at 1.25 percent (collectively, the “Refinancing Transactions”).

The proceeds of the Refinancing Transactions were used to replace the Company’s existing five-year $1,650 Revolving ABL Credit Facility, the existing $850 Secured Term Loan Facility and the $200 accounts receivable securitization facility, and refinanced the $490 of 7.5% senior notes due 2014.

In connection with the Refinancing Transactions, the Company paid financing costs of approximately $80, of which approximately $65 will be capitalized and $15 will be expensed. In addition, the Company will recognize a non-cash charge of approximately $38 for the write-off of existing unamortized financing costs and $22 for the accelerated amortization of original issue discount on the existing term loan.

Certain of the Company’s material subsidiaries are co-borrowers under the ABL Facility, and the ABL Facility is guaranteed by the rest of the Company’s material subsidiaries (the Company and those subsidiaries named as borrowers and guarantors under the ABL Facility, the “ABL Loan Parties”). To secure their obligations under the ABL Facility, the ABL Loan Parties have granted a perfected first-priority security interest for the benefit of the ABL Facility lenders in its present and future inventory, credit card, wholesale trade, pharmacy and certain other receivables, prescription files and related assets. In addition, the obligations under the ABL Facility are secured by second-priority liens on and security interests in the collateral securing the Term Loan Facility, subject to certain limitations to ensure compliance with the Company’s outstanding debt instruments and leases.

The revolving loans under the ABL Facility may be voluntarily prepaid in certain minimum principal amounts, in whole or in part, without premium or penalty, subject to breakage or similar costs. The Company and those subsidiaries named as borrowers under the ABL Facility are required to repay the revolving loans in cash and provide cash collateral under the ABL Facility to the extent that the revolving loans and letters of credit exceed the lesser of the borrowing base then in effect or the aggregate amount of the ABL Facility lenders’ commitments under the ABL Facility.

The Term Loan Facility is also guaranteed by the Company’s material subsidiaries (together with the Company, the “Term Loan Parties”). To secure their obligations under the Term Loan Facility, the Company granted a perfected first-priority mortgage lien and security interest for the benefit of the Term Loan Facility lenders in the Term Loan Parties’ equity investment in Moran Foods, LLC, the parent entity of the Company’s Save-A-Lot business and substantially all of the Term Loan Parties’ intellectual property, and agreed to grant first priority liens and security interests on certain of the Term Loan Parties’ owned or ground leased real estate within 90 days after the closing of the Term Loan Facility and certain additional equipment of the Term Loan Parties within 120 days after the closing of the Term Loan Facility, subject to any extensions that may be granted. In addition, the obligations of the Term Loan Parties under the Term Loan Facility are secured by second-priority security interests in the collateral securing the ABL Facility.

The loans under the Term Loan Facility may be voluntarily prepaid in certain minimum principal amounts, subject to the payment of breakage or similar costs and, in certain circumstances, a prepayment fee. Pursuant to the Term Loan Facility, the Company must, subject to certain customary reinvestment rights, apply 100 percent of Net Cash Proceeds (as defined in the Term Loan Credit Facility) from certain types of asset sales (excluding proceeds of the collateral security of the ABL Facility and other secured indebtedness) to prepay the loans outstanding under the Term Loan Facility. Also, beginning with the Company’s fiscal year ending February 22, 2014, the Company must prepay loans outstanding under the Term Loan Facility no later than 90 days after the fiscal year end in an aggregate principal amount equal to a percentage (which percentage ranges from 0 to 50 percent depending on the Company’s Total Secured Leverage Ratio (as defined in the Term Loan Facility) as of the last day of such fiscal year) of Excess Cash Flow (as defined in the Term Loan Facility) for the fiscal year then ended minus any voluntary prepayments made during such fiscal year with Internally Generated Cash (as defined in the Term Loan Facility).

The Company’s credit facilities and certain long-term debt agreements have restrictive covenants and cross-default provisions which generally provide, subject to the Company’s right to cure, for the acceleration of payments due in the event of a breach of a covenant or a default in the payment of a specified amount of indebtedness due under certain other debt agreements. The Company was in compliance with all such covenants and provisions for all periods presented.

On March 20, 2013, in conjunction with the completion of the Tender Offer the Company’s Board of Directors deemed the completion of the Tender Offer and issuance of common stock to Symphony Investors a change-in-control for the purposes of the Company’s outstanding stock-based awards which allowed for the acceleration of vesting under certain stock-based awards. The deemed change-in-control may result in the immediate acceleration of the award, or may allow acceleration of the award only if certain other events occur. As a result of this action, the 2013 and 2012 long-term incentive program awards were immediately accelerated resulting in the recognition of the remaining unamortized stock-based compensation and, as the awards were underwater, the pay-out to employees was insignificant. Outstanding options granted prior to May of fiscal 2011 were also immediately accelerated resulting in the recognition of the remaining unamortized costs. The deemed change-in-control resulted in acceleration of options granted after May of fiscal 2011 and outstanding restricted stock awards for certain employees also meeting certain qualifying criteria. The Company anticipates recognizing $10 of stock-based compensation expense in the first quarter of fiscal 2014 as a result of the deemed change-in-control.

The Company and AB Acquisition entered into a binding term sheet with the PBGC relating to issues regarding the effect of the NAI Banner Sale on certain SUPERVALU retirement plans. The agreement requires that the Company will not pay any dividends to its stockholders at any time for the period beginning on January 9, 2013 and ending on the earliest of (i) March 21, 2018, (ii) the date on which the total of all contributions made to the SUPERVALU Retirement Plan that were made to the SUPERVALU Retirement Plan on or after the closing date of the NAI Banner Sale is at least $450 and (iii) the date on which SUPERVALU’s unsecured credit rating is BB+ from Standard & Poor’s or Ba1 from Moody’s (such earliest date, the end of the “PBGC Protection Period”). SUPERVALU has also agreed to make certain contributions to the SUPERVALU Retirement Plan in excess of the minimum required contributions at or before the ends of fiscal years 2015—2017 (where such fiscal years end during the PBGC Protection Period), and AB Acquisition has agreed to provide a guarantee to the PBGC for such excess payments.

The Company has guaranteed certain debt obligations of American Stores Company (“ASC”) on ASC’s $467 notes outstanding. In connection with the sale of NAI, AB Acquisition assumed the ASC debt but the existing guarantee as provided to the ASC bondholders will not be released, and the Company continues as guarantor. Concurrently with the sale of NAI, AB Acquisition entered into an agreement with the Company to indemnify the Company for any consideration used to satisfy the guarantee by depositing $467 million in cash into an escrow account, which will give the Company first priority interest and the trustee of the ASC bondholders’ second priority interest in the collateral balance.

On March 26, 2013, the Company announced plans to reduce its national workforce by an estimated 1,100 positions, including current positions and open jobs. These reductions will predominantly occur during the Company’s first and second quarter of fiscal 2014. The Company anticipates recognizing severance charges of approximately $25 to $30 during the first quarter of fiscal 2014 with respect to this workforce reduction which is incremental to the $27 recognized during the fourth quarter of fiscal 2013.

UNAUDITED QUARTERLY FINANCIAL INFORMATION

(In millions, except per share data)

Unaudited quarterly financial information for SUPERVALU INC. and subsidiaries is as follows:

	Fiscal 2013
	First (16 weeks)	Second (12 weeks)	Third (12 weeks)	Fourth (12 weeks)	Fiscal Year (52 weeks)
Net sales	$5,237	$3,929	$4,041	$3,890	$17,097
Gross profit	$707	$519	$521	$547	$2,294
Net loss from continuing operations(1)	$(18)	$(56)	$(15)	$(174)	$(263)
Net earnings (loss)	$41	$(111)	$16	$(1,412)	$(1,466)
Net loss per share from continuing operations—diluted(2)	$(0.08)	$(0.26)	$(0.07)	$(0.82)	$(1.24)
Net earnings (loss) per share—diluted(3)	$0.19	$(0.52)	$0.08	$(6.65)	$(6.91)
Dividends declared per share	$0.0875	$—	$—	$—	$0.0875
Weighted average shares—diluted	214	212	214	212	212

	Fiscal 2012
	First (16 weeks)	Second (12 weeks)	Third (12 weeks)	Fourth (12 weeks)	Fiscal Year (52 weeks)
Net sales	$5,296	$3,959	$4,101	$3,980	$17,336
Gross profit	$730	$549	$559	$572	$2,410
Net loss from continuing operations(4)	$(17)	$(8)	$(43)	$(42)	$(110)
Net earnings (loss)	$74	$60	$(750)	$(424)	$(1,040)
Net loss per share from continuing operations—diluted(2)	$(0.08)	$(0.04)	$(0.20)	$(0.20)	$(0.52)
Net earnings (loss) per share—diluted(3)	$0.35	$0.28	$(3.54)	$(2.00)	$(4.91)
Dividends declared per share	$0.0875	$0.0875	$0.0875	$0.0875	$0.3500
Weighted average shares—diluted	213	213	212	212	212

(1)	Results for fiscal 2013 include net charges of $303 before tax ($187 after tax, or $0.88 per diluted share), comprised of non-cash property, plant and equipment impairment charges of $227 before tax ($140 after tax, or $0.66 per diluted share), severance and labor buyout costs of $36 before tax ($23 after tax, or $0.10 per diluted share), store closure costs of $22 before tax ($13 after tax, or $0.06 per diluted share), write-off of unamortized financing costs of $22 before tax ($14 after tax, or $0.07 per diluted share) and intangible asset impairment charges of $6 before tax ($3 after tax, or $0.02 per diluted share), offset in part by a cash settlement received from credit card companies of $10 before tax ($6 after tax, or $0.03 per diluted share).
(2)	As a result of the net loss for the four quarters during fiscal 2013 and for the four quarters of fiscal 2012, all potentially dilutive shares were antidilutive and therefore excluded from the calculation of Net loss per share from continuing operations—diluted.
(3)	As a result of the net loss for the second and fourth quarters during fiscal 2013 and for the third and fourth quarters of fiscal 2012, all potentially dilutive shares were antidilutive and therefore excluded from the calculation of Net loss per share—diluted.
(4)	Results for fiscal 2012 include net charges of $107 before tax ($100 after tax, or $0.48 per diluted share), comprised of non-cash goodwill impairment charges of $92 before tax ($90 after tax, or $0.43 per diluted share), and severance-related expenses of $15 before tax ($10 after tax, or $0.05 per diluted share).

Valuation and Qualifying Accounts	12 Months Ended
Feb. 23, 2013
Valuation And Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

SUPERVALU INC. and Subsidiaries

SCHEDULE II—Valuation and Qualifying Accounts

(In millions)

Description	Balance at Beginning of Fiscal Year	Additions	Deductions	Balance at End of Fiscal Year
Allowance for losses on receivables:
2013	$3	11	(9)	$5
2012	4	6	(7)	3
2011	5	11	(12)	4

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Feb. 23, 2013
Accounting Policies [Abstract]
Business Description

Business Description

SUPERVALU INC. (“SUPERVALU” or the “Company”) operates primarily in the United States grocery channel. SUPERVALU provides supply chain services, primarily wholesale distribution, operates five competitive, regionally-based traditional format grocery banners under the Cub Foods, Farm Fresh, Hornbacher’s, Shop ‘n Save and Shoppers Food & Pharmacy banners, and operates hard discount retail stores and licenses stores to independent operators under the Save-A-Lot banner.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and all its wholly and majority-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. References to the Company refer to SUPERVALU INC. and Subsidiaries.

During the fourth quarter of fiscal 2013, the Company entered into a stock purchase agreement to sell the operations of the Company’s New Albertson’s, Inc. subsidiary (“New Albertsons” or “NAI”), including the Acme, Albertsons, Jewel-Osco, Shaw’s and Star Market retail banners and the associated Osco and Sav-on in-store pharmacies. The sale was completed effective March 21, 2013, during the Company’s first quarter of fiscal 2014. The operations of New Albertsons were acquired from Albertson’s, Inc. during fiscal 2007 and are being reported as discontinued operations in the Consolidated Statements of Operations for all fiscal years presented. The assets and liabilities of the NAI disposal group are presented separately in the Consolidated Balance Sheets for all periods presented. Unless otherwise indicated, references to the Consolidated Statements of Operations and the Consolidated Balance Sheets in the Notes to the Consolidated Financial Statements exclude all amounts related to discontinued operations. See Note 15—Discontinued Operations and Divestitures for additional information regarding these discontinued operations.

Fiscal Year

Fiscal Year

The Company’s fiscal year ends on the last Saturday in February. The Company’s first quarter consists of 16 weeks while the second, third and fourth quarters each consist of 12 weeks. Because of differences in the accounting calendars of the Company and its wholly-owned subsidiary, New Albertsons, Inc., the February 23, 2013 and February 25, 2012 Consolidated Balance Sheets include the assets and liabilities related to New Albertsons, Inc. as of February 21, 2013 and February 23, 2012, respectively. The last three fiscal years consist of 52 week periods ended February 23, 2013, February 25, 2012 and February 26, 2011.

Use of Estimates

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“accounting standards”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting periods presented. Actual results could differ from those estimates.

Revenue Recognition

Revenue Recognition

Revenues from product sales are recognized at the point of sale for the Retail Food segment, at the point of sale for Save-A-Lot’s retail operations, and upon delivery for Save-A-Lot’s independent licensees, and upon delivery for the Independent Business segment. Typically, invoicing, shipping, delivery and customer receipt of Independent Business product occur on the same business day. Revenues from services rendered are recognized immediately after such services have been provided. Discounts and allowances provided to customers by the Company at the time of sale, including those provided in connection with loyalty cards, are recognized as a reduction in Net sales as the products are sold to customers. Sales tax is excluded from Net sales.

Revenues and costs from third-party logistics operations are recorded gross when the Company is the primary obligor in a transaction, is subject to inventory or credit risk, has latitude in establishing price and selecting suppliers, or has several, but not all of these indicators. If the Company is not the primary obligor and amounts earned have little or no inventory or credit risk, revenue is recorded net as management fees when earned.

Cost of Sales

Cost of Sales

Cost of sales in the Consolidated Statement of Operations includes cost of inventory sold during the period, including purchasing, receiving, warehousing and distribution costs, and shipping and handling fees.

Retail Food and Save-A-Lot advertising expenses are a component of Cost of sales and are expensed as incurred. Retail Food and Save-A-Lot advertising expenses, net of cooperative advertising reimbursements, were $86, $69 and $42 for fiscal 2013, 2012 and 2011, respectively.

The Company receives allowances and credits from vendors for volume incentives, promotional allowances and, to a lesser extent, new product introductions which are typically based on contractual arrangements covering a period of one year or less. The Company recognizes vendor funds for merchandising and buying activities as a reduction of Cost of sales when the related products are sold. Vendor funds that have been earned as a result of completing the required performance under the terms of the underlying agreements but for which the product has not yet been sold are recognized as reductions of inventory. When payments or rebates can be reasonably estimated and it is probable that the specified target will be met, the payment or rebate is accrued. However, when attaining the milestone is not probable, the payment or rebate is recognized only when and if the milestone is achieved. Any upfront payments received for multi-period contracts are generally deferred and amortized on a straight-line basis over the life of the contracts.

Selling and Administrative Expenses

Selling and Administrative Expenses

Selling and administrative expenses consist primarily of store and corporate employee-related costs, such as salaries and wages, health and welfare, worker’s compensation and pension benefits, as well as rent, occupancy and operating costs, depreciation and amortization and other administrative costs.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less at the time of purchase to be cash equivalents. The Company’s banking arrangements allow the Company to fund outstanding checks when presented to the financial institution for payment, resulting in book overdrafts. Book overdrafts are recorded in Accounts payable in the Consolidated Balance Sheets and are reflected as operating activities in the Consolidated Statements of Cash Flows. As of February 23, 2013, February 25, 2012, and February 26, 2011, the Company had net book overdrafts of $131, $147 and $203, respectively.

Allowances for Losses on Receivables

Allowances for Losses on Receivables

Management makes estimates of the uncollectibility of its accounts and notes receivable portfolios. In determining the adequacy of the allowances, management analyzes the value of the collateral, customer financial statements, historical collection experience, aging of receivables and other economic and industry factors. It is possible that the accuracy of the estimation process could be materially impacted by different judgments, estimations and assumptions based on the information considered and result in a further deterioration of accounts and notes receivable. The allowance for losses on receivables was $5 and $3 at February 23, 2013 and February 25, 2012, respectively. Bad debt expense was $11, $6 and $11 in fiscal 2013, 2012 and 2011, respectively.

Inventories, Net

Inventories, Net

Inventories are valued at the lower of cost or market. Substantially all of the Company’s inventory consists of finished goods.

The Company uses one of either replacement cost, weighted average cost, or the retail inventory method (“RIM”) to value discrete inventory items at lower of cost or market before application of any last-in, first-out (“LIFO”) reserve. As of February 23, 2013 and February 25, 2012, approximately 60 percent of the Company’s inventories were valued under the LIFO method.

As of February 23, 2013 and February 25, 2012, approximately 5 percent and 4 percent, respectively, of the Company’s inventories were valued under the replacement cost method before application of any LIFO reserve. The weighted average cost and RIM methods of inventory valuation together comprised approximately 55 percent and 56 percent of inventory as of February 23, 2013 and February 25, 2012, respectively, before application of any LIFO reserve.

Under the replacement cost method applied on a LIFO basis, the most recent purchase cost is used to calculate the current cost of inventory before application of any LIFO reserve. The replacement cost approach results in inventories being valued at the lower of cost or market because of the high inventory turnover and the resulting low inventory days supply on hand combined with infrequent vendor price changes for these items of inventory.

The Company uses one of either cost, weighted average cost, RIM or replacement cost to value certain discrete inventory items under the first-in, first-out method (“FIFO”). The replacement cost approach under the FIFO method is predominantly utilized in determining the value of high turnover perishable items, including Produce, Deli, Bakery, Meat and Floral.

As of February 23, 2013 and February 25, 2012, approximately 23 percent and 22 percent, respectively, of the Company’s inventories were valued using the cost, weighted average cost and RIM methods under the FIFO method of inventory accounting. The remaining 17 percent and 18 percent of the Company’s inventories as of February 23, 2013 and February 25, 2012, respectively, were valued using the replacement cost approach under the FIFO method of inventory accounting. The replacement cost approach applied under the FIFO method results in inventories recorded at the lower of cost or market because of the very high inventory turnover and the resulting low inventory days supply for these items of inventory.

During fiscal 2013, 2012 and 2011, inventory quantities in certain LIFO layers were reduced. These reductions resulted in a liquidation of LIFO inventory quantities carried at lower costs prevailing in prior years as compared with the cost of fiscal 2013, 2012 and 2011 purchases. As a result, Cost of sales decreased by $6, $9 and $5 in fiscal 2013, 2012 and 2011, respectively. If the FIFO method had been used to determine cost of inventories for which the LIFO method is used, the Company’s inventories would have been higher by approximately $211 and $207 as of February 23, 2013 and February 25, 2012, respectively.

The Company evaluates inventory shortages throughout each fiscal year based on actual physical counts in its facilities. Allowances for inventory shortages are recorded based on the results of these counts to provide for estimated shortages as of the end of each fiscal year.

Reserves for Closed Properties

Reserves for Closed Properties

The Company maintains reserves for costs associated with closures of retail stores, distribution centers and other properties that are no longer being utilized in current operations. The Company provides for closed property lease liabilities based on the present value of the remaining noncancellable lease payments after the closing date, reduced by estimated subtenant rentals that could be reasonably obtained for the property. The closed property lease liabilities usually are paid over the remaining lease terms, which generally range from one to 20 years. Adjustments to closed property reserves primarily relate to changes in subtenant income or actual exit costs differing from original estimates. Adjustments are made for changes in estimates in the period in which the changes become known.

Property, Plant and Equipment

Property, Plant and Equipment, Net

Property, plant and equipment are carried at cost. Depreciation is based on the estimated useful lives of the assets using the straight-line method. Estimated useful lives generally are 10 to 40 years for buildings and major improvements, three to 10 years for equipment, and the shorter of the term of the lease or expected life for leasehold improvements and capitalized lease assets. Interest on property under construction of $4, $6 and $8 was capitalized in fiscal 2013, 2012 and 2011, respectively.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill

The Company reviews goodwill for impairment during the fourth quarter of each year, and also if events occur or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying amount. The reviews consist of comparing estimated fair value to the carrying value at the reporting unit level. The Company’s reporting units are the operating segments of the business which consist of Retail Food, Save-A-Lot and Independent Business. As of February 23, 2013, Goodwill balances existed in the Save-A-Lot and Independent Business reporting units. Fair values are determined by using both the market approach, applying a multiple of earnings based on the guideline publicly traded company method, and the income approach, discounting projected future cash flows based on management’s expectations of the current and future operating environment. The rates used to discount projected future cash flows reflect a weighted average cost of capital based on the Company’s industry, capital structure and risk premiums including those reflected in the current market capitalization. If management identifies the potential for impairment of goodwill, the fair value of the implied goodwill is calculated as the difference between the fair value of the reporting unit and the fair value of the underlying assets and liabilities, excluding goodwill. An impairment charge is recorded for any excess of the carrying value over the implied fair value.

The Company reviews the composition of its reporting units on an annual basis and on an interim basis if events or circumstances indicate that the composition of the Company’s reporting units may have changed. There were no changes in the Company’s reporting units as a result of the fiscal 2013 and 2012 reviews.

Intangible Assets

The Company also reviews intangible assets with indefinite useful lives, which primarily consist of trademarks and tradenames, for impairment during the fourth quarter of each year, and also if events or changes in circumstances indicate that the asset might be impaired. The reviews consist of comparing estimated fair value to the carrying value. Fair values of the Company’s trademarks and tradenames are determined primarily by discounting an assumed royalty value applied to management’s estimate of projected future revenues associated with the tradename. The royalty cash flows are discounted using rates based on the weighted average cost of capital discussed above and the specific risk profile of the tradenames relative to the Company’s other assets. Refer to Note 2—Goodwill and Intangible Assets in the accompanying Notes to Consolidated Financial Statements for the results of the goodwill and intangible assets with indefinite useful lives testing performed during fiscal 2013, 2012 and 2011.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company monitors the recoverability of its long-lived assets such as buildings and equipment, whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable, including current period losses combined with a history of losses or a projection of continuing losses, a significant decrease in the market value of an asset or the Company’s plans for store closures. When such events or changes in circumstances occur, a recoverability test is performed by comparing projected undiscounted future cash flows to the carrying value of the group of assets being tested.

If impairment is identified for long-lived assets to be held and used, the fair value is compared to the carrying value of the group of assets and an impairment charge is recorded for the excess of the carrying value over the fair value. For long-lived assets that are classified as assets held for sale, the Company recognizes impairment charges for the excess of the carrying value plus estimated costs of disposal over the estimated fair value. Fair value is based on current market values or discounted future cash flows using Level 3 inputs. The Company estimates fair value based on the Company’s experience and knowledge of the market in which the property is located and, when necessary, utilizes local real estate brokers. The Company’s estimate of undiscounted cash flows attributable to the asset groups included only future cash flows that are directly associated with and that are expected to arise as a direct result of the use and eventual disposition of the asset group. Long-lived asset impairment charges are a component of Selling and administrative expenses in the Consolidated Statements of Operations.

The Company groups long-lived assets with other assets at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets, which historically has been at the geographic market level. The Company reviewed its long-lived asset grouping policy during the fourth quarter of fiscal 2013. During the review, the Company determined it would be more appropriate to evaluate long-lived assets for impairment at the store level of a geographic market within the Save-A-Lot segment which continued to show higher indicators of economic decline, and which led to revised operating market strategies. The Company determined that impairment of the long-lived assets within this asset group had occurred based on reviewing estimated cash flows, which were less than their carrying values. During the fourth quarter of fiscal 2013, based upon the results of impairment testing which indicated the carrying value exceeded the fair value of the revised asset group, the Company recorded a pre-tax non-cash impairment charge of approximately $8 related to a store level impairment review and a charge related to a geographic market in the Company’s Save-A-Lot segment.

Due to the ongoing business transformation and highly competitive environment, the Company will continue to evaluate its long-lived asset policy and current asset groups, to determine if additional modifications to the policy are necessary. Future changes to the Company’s assessment of its long-lived asset policy and changes in circumstances, operating results or other events may result in additional asset impairment testing and charges.

During fiscal 2013, the Company announced the closure of approximately 22 non-strategic stores within the Save-A-Lot segment including the exit of a geographic market, resulting in an impairment of $16 related to these stores’ long-lived assets. Refer to Note 3—Reserves for Closed Properties and Property, Plant and Equipment-Related Charges in the accompanying Notes to Consolidated Financial Statements.

In addition, the Company recorded an impairment charge of $5 in the Independent Business segment, based upon the results of impairment testing which indicated the carrying value exceeded the fair value of a distribution center held and used in operations.

Deferred Rent

Deferred Rent

The Company recognizes rent holidays, including the time period during which the Company has access to the property prior to the opening of the site, as well as construction allowances and escalating rent provisions, on a straight-line basis over the term of the operating lease. The deferred rents are included in Other current liabilities and Other long-term liabilities in the Consolidated Balance Sheets.

Self-Insurance Liabilities

Self-Insurance Liabilities

The Company is primarily self-insured for workers’ compensation, automobile and general liability costs. It is the Company’s policy to record its self-insurance liabilities based on management’s estimate of the ultimate cost of reported claims and claims incurred but not yet reported and related expenses, discounted at a risk-free interest rate. The present value of such claims was calculated using discount rates ranging from 0.4 percent to 5.1 percent for fiscal 2013, 0.4 percent to 5.1 percent for fiscal 2012, and 0.6 percent to 5.1 percent for fiscal 2011.

The reserves for self-insurance are included in Other current liabilities and the long-term portion is included in Other long-term liabilities in the Consolidated Balance Sheets. The self-insurance liabilities as of the end of the fiscal year are net of discounts of $7 and $8 as of February 23, 2013 and February 25, 2012, respectively.

Benefit Plans

Benefit Plans

The Company recognizes the funded status of its Company sponsored defined benefit plans in its Consolidated Balance Sheets and gains or losses and prior service costs or credits not yet recognized as a component of other comprehensive income (loss), net of tax, in the Consolidated Statements of Comprehensive Loss and Consolidated Statement of Stockholders’ Equity. The Company sponsors pension and other postretirement plans in various forms covering substantially all employees who meet eligibility requirements. The determination of the Company’s obligation and related expense for Company-sponsored pension and other postretirement benefits is dependent, in part, on management’s selection of certain actuarial assumptions in calculating these amounts. These assumptions include, among other things, the discount rate, the expected long-term rate of return on plan assets and the rates of increase in compensation and healthcare costs. These assumptions are disclosed in Note 12—Benefit Plans in the accompanying Notes to Consolidated Financial Statements. Actual results that differ from the assumptions are accumulated and amortized over future periods in accordance with accounting standards.

The Company contributes to various multiemployer pension plans under collective bargaining agreements, primarily defined benefit pension plans. Pension expense for these plans is recognized as contributions are funded. Refer to Note 12—Benefit Plans in the accompanying Notes to Consolidated Financial Statements for additional information on the Company’s participation in those multiemployer plans.

The Company also contributes to several employee 401(k) retirement savings plans. Benefit expense for these multiemployer plans is recognized as contributions are made to these plans.

Derivatives

Derivatives

The Company’s limited involvement with derivatives is primarily to manage its exposure to changes in energy prices utilized in the shipping process, and in the Company’s stores and warehouses. The Company uses derivatives only to manage well-defined risks. The Company does not use financial instruments or derivatives for any trading or other speculative purposes. The Company enters into energy commitments that it expects to utilize in the normal course of business. The fair value of the Company’s derivatives was insignificant as of February 23, 2013 and February 25, 2012.

Stock-Based Compensation

Stock-Based Compensation

The Company uses the straight-line method to recognize compensation expense based on the fair value on the date of grant, net of the estimated forfeiture rate, over the requisite service period related to each award.

The fair value of stock options are estimated as of the date of grant using the Black-Scholes option pricing model using Level 3 inputs. The estimation of the fair value of stock options incorporates certain assumptions, such as risk-free interest rate and expected volatility, dividend yield and life of options.

The fair value of performance awards granted under the Company’s long-term incentive program (“LTIP”), are estimated as of the date of the grant using the Monte Carlo option pricing model using Level 3 inputs. Refer to Note 9—Stock-Based Awards in the accompanying Notes to the Consolidated Financial Statements for further discussion of LTIP performance awards. The fair value of certain performance awards contain a variable cash settlement feature that is measured at fair value on a recurring basis using Level 3 inputs. The estimation of the fair value of each performance award, including the cash settlement feature, incorporates certain assumptions such as risk-free interest rate and expected volatility, dividend yield and life of the awards. The fair value of the cash settlement features that is measured at fair value on a recurring basis was insignificant as of February 23, 2013 and February 25, 2012.

Income Taxes

Income Taxes

Deferred income taxes represent future net tax effects resulting from temporary differences between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to be settled or realized. Refer to Note 8—Income Taxes in the accompanying Notes to the Consolidated Financial Statements for the types of differences that give rise to significant portions of deferred income tax assets and liabilities. Deferred income tax assets are reported as a current or noncurrent asset or liability based on the classification of the related asset or liability according to the expected date of reversal.

The Company is currently in various stages of audits, appeals or other methods of review with taxing authorities from various taxing jurisdictions. The Company establishes liabilities for unrecognized tax benefits in a variety of taxing jurisdictions when, despite management’s belief that the Company’s tax return positions are supportable, certain positions may be challenged and may need to be revised. The Company adjusts these liabilities in light of changing facts and circumstances, such as the progress of a tax audit. The Company also provides interest on these liabilities at the appropriate statutory interest rate. The Company recognizes interest related to unrecognized tax benefits in interest expense and penalties in Selling and administrative expenses in the Consolidated Statements of Operations.

Net Loss Per Share

Net Loss Per Share

Basic net earnings (loss) per share is calculated using net earnings (loss) available to stockholders divided by the weighted average number of shares outstanding during the period. Diluted net earnings (loss) per share is similar to basic net earnings (loss) per share except that the weighted average number of shares outstanding is determined after giving effect to the dilutive impacts of stock options, performance awards and restricted stock awards.

Reclassifications

Reclassifications

As a result of the consummation of the NAI stock purchase agreement and the related sale of the Company’s NAI subsidiary, the operations and assets and liabilities of the Company’s former NAI businesses have been classified as discontinued operations in the Company’s Consolidated Financial Statements for all periods presented. Refer to Note 15—Discontinued Operations and Divestitures in the accompanying Notes to Consolidated Financial Statements for additional information regarding these discontinued operations.

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

In June 2011, the Financial Accounting Standards Board (the “FASB”) issued authoritative guidance through accounting standard update (“ASU”) 2011-05, which amended certain rules regarding the presentation of comprehensive income (loss). This amendment requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 became effective for the Company in the first quarter of fiscal 2013. In December 2011, the FASB deferred the provisions dealing with reclassification adjustments beyond ASU 2011-05’s effective date. The Company adopted this amended standard in the first quarter of fiscal 2013 by presenting separate Consolidated Statements of Comprehensive Loss immediately following the Consolidated Statements of Operations. This standard did not have a material effect on the Company’s Consolidated Financial Statements, as the standard only affected the disclosure of comprehensive income (loss).

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In February 2013, the FASB issued authoritative guidance through ASU 2013-02 surrounding the presentation of items reclassified from Accumulated other comprehensive income (loss) to net income. This guidance requires entities to disclose, either in the notes to the consolidated financial statements or parenthetically on the face of the statement that reports comprehensive income (loss), items reclassified out of Accumulated other comprehensive income (loss) and into net earnings in their entirety and the effect of the reclassification on each affected Statement of Operations line item. In addition, for Accumulated other comprehensive income (loss) reclassification items that are not reclassified in their entirety into net earnings, a cross reference to other required accounting standard disclosures is required. This guidance is effective for the Company in the first quarter of fiscal 2014. The Company believes that the adoption of this guidance will not have a material impact on its financial condition or results of operations.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Feb. 23, 2013
Accounting Policies [Abstract]
Changes in the Company's self-insurance liabilities

Changes in the Company’s self-insurance liabilities consisted of the following:

	2013	2012	2011
Beginning balance	$81	$83	$77
Expense	29	23	32
Claim payments	(27)	(25)	(26)

Ending balance	83	81	83
Less current portion	(27)	(26)	(27)

Long-term portion	$56	$55	$56

GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Feb. 23, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Company's Goodwill and Intangible Assets

Changes in the Company’s Goodwill and Intangible assets consisted of the following:

	February 26, 2011	Additions	Impairments	Other net adjustments	February 25, 2012	Additions	Impairments	Other net adjustments	February 23, 2013
Goodwill:
Retail Food goodwill	$887	$—	$—	$(1)	$886	$—	$—	$—	$886
Accumulated impairment losses	(794)	—	(92)	—	(886)	—	—	—	(886)

Total Retail Food goodwill, net	93	—	(92)	(1)	—	—	—	—	—
Save-A-Lot goodwill	137	—	—	—	137	—	—	—	137
Independent Business goodwill	710	—	—	—	710	—	—	—	710

Total goodwill	$940	$—	$(92)	$(1)	$847	$—	$—	$—	$847

	February 26, 2011	Additions	Impairments	Other net adjustments	February 25, 2012	Additions	Impairments	Other net adjustments	February 23, 2013
Intangible assets:
Trademarks and tradenames—indefinite useful lives	$14	$—	$—	$—	$14	$—	$(6)	$1	$9
Favorable operating leases, customer lists, customer relationships and other (accumulated amortization of $65 and $56 as of February 23, 2013 and February 25, 2012, respectively)	103	2	—	—	105	1	—	—	106
Non-compete agreements (accumulated amortization of $2 and $2 as of February 23, 2013 and February 25, 2012, respectively)	3	—	—	—	3	—	—	—	3

Total intangible assets	120	2	—	—	122	1	(6)	1	118
Accumulated amortization	(50)	(8)	—	—	(58)	(8)	—	(1)	(67)

Total intangible assets, net	$70				$64				$51

RESERVES FOR CLOSED PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT-RELATED IMPAIRMENT CHARGES (Tables)	12 Months Ended
Feb. 23, 2013
Text Block [Abstract]
Changes in Company's Reserves

Changes in the Company’s reserves for closed properties consisted of the following:

	2013	2012	2011
Beginning balance	$72	$96	$64
Additions	16	9	42
Payments	(22)	(26)	(23)
Adjustments	(5)	(7)	13

Ending balance	$61	$72	$96

PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Feb. 23, 2013
Property Plant And Equipment [Abstract]
Components of Property, Plant and Equipment

Property, plant and equipment, net, consisted of the following:

	2013	2012
Land	$100	$103
Buildings	1,294	1,240
Property under construction	37	297
Leasehold improvements	688	652
Equipment	2,733	2,701
Capitalized lease assets	335	369

Total property plant and equipment	5,187	5,362
Accumulated depreciation	(3,277)	(3,063)
Accumulated amortization on capitalized lease assets	(210)	(200)

Total property, plant and equipment, net	$1,700	$2,099

LONG-TERM DEBT (Tables)	12 Months Ended
Feb. 23, 2013
Debt Disclosure [Abstract]
Long-Term Debt and Capital Lease Obligations

The Company’s long-term debt and capital lease obligations consisted of the following:

	February 23, 2013	February 25, 2012
8.00% Notes due May 2016	$1,000	$1,000
8.00% Secured Term Loan Facility due August 2018	834	—
7.50% Notes due November 2014	490	490
2.21% to 4.25% Revolving ABL Credit Facility due August 2017	207	—
Accounts Receivable Securitization Facility	40	55
1.65% to 4.75% Revolving Credit Facility and Variable Rate Notes due April 2015—April 2018	—	1,074
7.50% Notes due May 2012	—	282
Other	28	30
Net discount on debt, using an effective interest rate of 8.39% to 8.58%	(40)	(20)
Capital lease obligations	330	315

Total debt and capital lease obligations	2,889	3,226
Less current maturities of long-term debt and capital lease obligations	(74)	(345)

Long-term debt and capital lease obligations	$2,815	$2,881

Future Maturities of Long-Term Debt, Excluding Net Discount on Debt and Capital Lease Obligations

Future maturities of long-term debt, excluding the net discount on the debt and capital lease obligations, as of February 23, 2013 consist of the following:

Fiscal Year
2014	$19
2015	556
2016	9
2017	1,008
2018	216
Thereafter	791

LEASES (Tables)	12 Months Ended
Feb. 23, 2013
Text Block [Abstract]
Noncancellable Operating Leases and Capital Leases

Future minimum lease payments to be made by the Company for noncancellable operating leases and capital leases as of February 23, 2013, consist of the following:

	Lease Obligations
Fiscal Year	Operating Leases	Capital Leases
2014	$114	$56
2015	113	52
2016	97	49
2017	80	44
2018	60	42
Thereafter	174	208

Total future minimum obligations	$638	451

Less interest		(121)

Present value of net future minimum obligations		330
Less current obligations		(55)

Long-term obligations		$275

Rent Expense and Subtenant Rentals

Rent expense and subtenant rentals under operating leases consisted of the following:

	2013	2012	2011
Minimum rent	$127	$118	$133
Contingent rent	6	2	—

	133	120	133
Subtenant rentals	(13)	(15)	(28)

	$120	$105	$105

Future Minimum Lease and Subtenant Rentals Under Noncancellable Leases
Future minimum lease and subtenant rentals under noncancellable leases as of February 23, 2013, consist of the following:

	Lease Receipts
Fiscal Year	Operating Leases	Direct Financing Leases
2014	$11	$2
2015	8	2
2016	7	2
2017	6	—
2018	4	—
Thereafter	4	1

Total minimum lease receipts	$40	7

Less unearned income		(1)

Net investment in direct financing leases		6
Less current portion		(2)

Long-term portion		$4

Carrying Value of Owned Property Leased to Third Parties Under Operating Leases

The carrying value of owned property leased to third parties under operating leases was as follows:

	2013	2012
Property, plant and equipment	$4	$6
Less accumulated depreciation	(3)	(3)

Property, plant and equipment, net	$1	$3

INCOME TAXES (Tables)	12 Months Ended
Feb. 23, 2013
Income Tax Disclosure [Abstract]
Provision for Income Taxes

The provision for income taxes consisted of the following:

	2013	2012	2011
Current
Federal	$(98)	$(92)	$(39)
State	(9)	(8)	(3)

Total current	(107)	(100)	(42)
Deferred	(56)	59	(18)

Total income tax benefit	$(163)	$(41)	$(60)

Difference Between Actual Tax Provision and Tax Provision Computed by Applying Statutory Federal Income Tax Rate to Losses Before Income Taxes

The difference between the actual tax provision and the tax provision computed by applying the statutory federal income tax rate to Losses before income taxes is attributable to the following:

	2013	2012	2011
Federal taxes based on statutory rate	$(149)	$(53)	$(91)
State income taxes, net of federal benefit	(13)	(9)	(5)
Goodwill and intangible asset impairment	—	32	40
Tax contingency	1	(5)	3
Change in valuation allowance	(3)	(5)	—
Other	1	(1)	(7)

Total income tax benefit	$(163)	$(41)	$(60)

Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and liabilities consisted of the following:

	2013	2012
Deferred tax assets:
Compensation and benefits	$367	$377
Self-insurance	20	24
Property, plant and equipment and capitalized lease assets	110	98
Loss on sale of discontinued operations	1,341	—
Net operating loss carryforwards	22	22
Other	104	155

Gross deferred tax assets	1,964	676
Valuation allowance	(1,358)	(12)

Total deferred tax assets	606	664

Deferred tax liabilities:
Property, plant and equipment and capitalized lease assets	(204)	(285)
Inventories	(28)	(41)
Intangible assets	(21)	(19)
Other	(19)	(3)

Total deferred tax liabilities	(272)	(348)

Net deferred tax asset	$334	$316

Changes in Company's Unrecognized Tax Benefits

Changes in the Company’s unrecognized tax benefits consisted of the following:

	2013	2012	2011
Beginning balance	$165	$182	$133
Increase based on tax positions related to the current year	5	14	18
Decrease based on tax positions related to the current year	(1)	(1)	(1)
Increase based on tax positions related to prior years	83	21	41
Decrease based on tax positions related to prior years	(62)	(46)	(9)
Decrease due to lapse of statute of limitations	(3)	(5)	—

Ending balance	$187	$165	$182

STOCK-BASED AWARDS (Tables)	12 Months Ended
Feb. 23, 2013
Assumptions Related to Valuation of Company's LTIP/Stock Options

The Company used the Black Scholes option pricing model to estimate the fair value of the options at grant date based upon the following assumptions:

2013
Dividend yield	1.0 – 2.1%
Volatility rate	42.3 – 61.2%
Risk-free interest rate	0.4 – 0.6%
Expected option life	4.5 – 6.0 years

Stock Options Granted, Exercised and Outstanding

Stock options granted, exercised and outstanding consisted of the following:

	Shares Under Option (In thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In years)	Aggregate Intrinsic Value (In thousands)
Outstanding, February 25, 2012	18,413	$28.90
Granted	9,370	2.54
Exercised	(9)	2.28
Canceled and forfeited	(5,528)	23.32

Outstanding, February 23, 2013	22,246	$19.20	4.63	$10,402

Vested and expected to vest in the future as of February 23, 2013	21,001	$20.15	4.34	$9,117
Exercisable as of February 23, 2013	13,242	$29.73	1.69	$113

Restricted Stock Awards Activities

Restricted stock award activity consisted of the following:

	Restricted Stock (In thousands)	Weighted Average Grant-Date Fair Value
Outstanding, February 25, 2012	444	$17.96
Granted	1,482	6.05
Lapsed	(220)	10.03
Canceled and forfeited	(263)	10.19

Outstanding, February 23, 2013	1,443	$7.83

Components of Pre-Tax Stock-Based Compensation Expense and Related Tax Benefits

The components of pre-tax stock-based compensation expense (included primarily in Selling and administrative expenses in the Consolidated Statements of Operations) and related tax benefits were as follows:

	2013	2012	2011
Stock-based compensation	$13	$13	$14
Income tax benefits	(5)	(5)	(5)

Stock-based compensation (net of tax)	$8	$8	$9

2013 LTIP [Member]
Assumptions Related to Valuation of Company's LTIP/Stock Options	The assumptions related to the valuation of the Company’s 2013 LTIP consisted of the following:

2013
Dividend yield	4.1%
Volatility rate	45.8%
Risk-free interest rate	0.4%
Expected life	3.0 years

2012 LTIP [Member]
Assumptions Related to Valuation of Company's LTIP/Stock Options
The significant assumptions relating to the valuation of the Company’s LTIP performance awards consisted of the following:

2012
Dividend yield	0.0 – 4.6%
Volatility rate	47.0 – 51.6%
Risk-free interest rate	0.2 – 1.2%
Expected life	1.2 – 3.1 years

NET LOSS PER SHARE (Tables)	12 Months Ended
Feb. 23, 2013
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Net Loss Per Share

The following table reflects the calculation of basic and diluted net loss per share:

	2013	2012	2011
Net loss per share from continuing operations—basic:
Net loss from continuing operations available to common stockholders	$(263)	$(110)	$(200)
Weighted average shares outstanding—basic	212	212	212

Net loss per share from continuing operations—basic	$(1.24)	$(0.52)	$(0.94)

Net loss per share from continuing operations—diluted:
Net loss from continuing operations used for diluted net earnings per share calculation	$(263)	$(110)	$(200)
Weighted average shares outstanding—basic	212	212	212
Dilutive impact of options and restricted stock outstanding	—	—	—

Weighted average shares outstanding—diluted	212	212	212

Net loss per share from continuing operations—diluted	$(1.24)	$(0.52)	$(0.94)

BENEFIT PLANS (Tables)	12 Months Ended
Feb. 23, 2013
Compensation And Retirement Disclosure [Abstract]
Benefit Obligation, Fair Value of Plan Assets and Funded Status of Defined Benefit Pension Plans and Other Postretirement Benefit Plans

The benefit obligation, fair value of plan assets and funded status of the defined benefit pension plans and other postretirement benefit plans consisted of the following:

	Pension Benefits		Other Postretirement Benefits
	2013	2012	2013	2012
Change in Benefit Obligation
Benefit obligation at beginning of year	$2,745	$2,287	$116	$148
Plan Amendment	—	—	—	(52)
Service cost	—	—	2	2
Interest cost	123	126	5	7
Transfers	—	(3)	—	—
Actuarial loss	119	415	(9)	17
Benefits paid	(94)	(80)	(5)	(6)

Benefit obligation at end of year	2,893	2,745	109	116

Changes in Plan Assets
Fair value of plan assets at beginning of year	1,827	1,723	—	—
Actual return on plan assets	205	110	—	—
Employer contributions	93	77	5	6

	Pension Benefits		Other Postretirement Benefits
	2013	2012	2013	2012
Plan participants’ contributions	—	—	4	8
Benefits paid	(94)	(83)	(9)	(14)

Fair value of plan assets at end of year	2,031	1,827	—	—

Funded status at end of year	$(862)	$(918)	$(109)	$(116)

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the Consolidated Balance Sheets consisted of the following:

	Pension Benefits		Other Postretirement Benefits
	2013	2012	2013	2012
Accrued vacation, compensation and benefits	$(2)	$(2)	$(7)	$(7)
Pension and other postretirement benefit obligations	(860)	(916)	(102)	(109)

	$(862)	$(918)	$(109)	$(116)

Amounts Recognized in Accumulated Other Comprehensive Losses for Defined Benefit Pension Plans and Other Postretirement Benefit Plans

Amounts recognized in accumulated other comprehensive loss for the defined benefit pension plans and other postretirement benefit plans consists of the following:

	Pension Benefits		Other Postretirement Benefits
	2013	2012	2013	2012
Prior service benefit	$—	$—	$57	$70
Net actuarial loss	(928)	(992)	(46)	(60)

Total recognized in accumulated other comprehensive loss	$(928)	$(992)	$11	$10

Total recognized in accumulated other comprehensive loss, net of tax	$(570)	$(610)	$7	$6

Net Periodic Benefit Expense (Income) for Defined Benefit Pension and Other Postretirement Benefit Plans

Net periodic benefit expense (income) for defined benefit pension plans and other postretirement benefit plans consisted of the following:

	Pension Benefits			Other Postretirement Benefits
	2013	2012	2011	2013	2012	2011
Net Periodic Benefit Cost
Service cost	$—	$—	$—	$2	$2	$2
Interest cost	123	126	125	5	7	8
Expected return on plan assets	(133)	(114)	(112)	—	—	—
Amortization of prior service benefit	—	—	—	(12)	(9)	(6)
Amortization of net actuarial loss	111	88	63	6	4	2
Settlement	—	2	9	—	—	—

Net periodic benefit cost	101	102	85	1	4	6

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)
Prior service benefit	—	—	—	—	(52)	—
Amortization of prior service benefit	—	—	—	13	9	6
Net actuarial loss (gain)	46	417	(11)	(7)	16	13

	Pension Benefits			Other Postretirement Benefits
	2013	2012	2011	2013	2012	2011
Net Periodic Benefit Cost
Amortization of net actuarial loss	(110)	(88)	(63)	(6)	(4)	(2)

Total recognized in other comprehensive income (loss)	(64)	329	(74)	—	(31)	17

Total recognized in net periodic benefit expense and other comprehensive income (loss)	$37	$431	$11	$1	$(27)	$23

Weighted Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost

Weighted average assumptions used to determine benefit obligations and net periodic benefit cost consisted of the following:

	2013	2012	2011
Benefit obligation assumptions:
Discount rate (2)	4.25%	4.55%	5.60%
Rate of compensation increase	2.00%	2.00%	2.00%
Net periodic benefit cost assumptions: (1)
Discount rate (2)	4.55%	5.60%	6.00%
Rate of compensation increase	2.00%	2.00%	3.00%
Expected return on plan assets (3)	7.25%	7.50%	7.75%

(1)	Net periodic benefit cost is measured using weighted average assumptions as of the beginning of each year.
(2)	The Company reviews and selects the discount rate to be used in connection with its pension and other postretirement obligations annually. In determining the discount rate, the Company uses the yield on corporate bonds (rated AA or better) that coincides with the cash flows of the plans’ estimated benefit payouts. The model uses a yield curve approach to discount each cash flow of the liability stream at an interest rate specifically applicable to the timing of each respective cash flow. The model totals the present values of all cash flows and calculates the equivalent weighted average discount rate by imputing the singular interest rate that equates the total present value with the stream of future cash flows. This resulting weighted average discount rate is then used in evaluating the final discount rate to be used by the Company.
(3)	Expected long-term return on plan assets is estimated by utilizing forward-looking, long-term return, risk and correlation assumptions developed and updated annually by the Company. These assumptions are weighted by the actual or target allocation to each underlying asset class represented in the pension plan asset portfolio. The Company also assesses the expected long-term return on plan assets assumption by comparison to long-term historical performance on an asset class to ensure the assumption is reasonable. Long-term trends are also evaluated relative to market factors such as inflation, interest rates, and fiscal and monetary policies in order to assess the capital market assumptions.

Asset Allocation Targets and Actual Allocation of Pension Plan Assets

The asset allocation targets and the actual allocation of pension plan assets are as follows:

Asset Category	Target	2013	2012
Domestic equity	30.5%	32.9%	33.9%
International equity	14.0%	15.3%	17.8%
Private equity	8.0%	5.4%	4.8%
Fixed income	37.5%	37.3%	35.0%
Real estate	10.0%	9.1%	8.5%

Total	100.0%	100.0%	100.0%

Fair Value of Assets of Company's Benefit Plans Held in Master Trust

The fair value of assets of the Company’s benefit plans held in a master trust as of February 23, 2013, by asset category, consisted of the following:

	Level 1	Level 2	Level 3	Total
Common stock	$554	$—	$—	$554
Common collective trusts—fixed income	—	247	—	247
Common collective trusts—equity	—	335	—	335
Government securities	60	92	—	152
Mutual funds	51	221	—	272
Corporate bonds	—	183	—	183
Real estate partnerships	—	—	136	136
Private equity	—	—	110	110
Mortgage-backed securities	—	35	—	35
Other	3	4	—	7

Total plan assets at fair value	$668	$1,117	$246	$2,031

The fair value of assets of the Company’s benefit plans held in a master trust as of February 25, 2012, by asset category, consisted of the following:

	Level 1	Level 2	Level 3	Total
Common stock	$548	$—	$—	$548
Common collective trusts—fixed income	—	258	—	258
Common collective trusts—equity	—	301	—	301
Government securities	108	83	—	191
Mutual funds	1	180	—	181
Corporate bonds	—	102	—	102
Real estate partnerships	—	—	113	113
Private equity	—	—	88	88
Mortgage-backed securities	—	39	—	39
Other	—	6	—	6

Total plan assets at fair value	$657	$969	$201	$1,827

Summary of Changes in Fair Value for Level 3 Investments

The following is a summary of changes in the fair value for level 3 investments for 2013 and 2012:

	Real Estate Partnerships	Private Equity
Beginning balance, February 26, 2011	$87	$59
Purchases	17	27
Sales	(2)	(6)
Unrealized gains	11	8
Realized gains and losses	—	—

Ending balance, February 25, 2012	113	88
Purchases	15	20
Sales	—	(7)
Unrealized gains	8	9
Realized gains and losses	—	—

Ending balance, February 23, 2013	$136	$110

Estimated Future Benefit Payments to be Paid from Company's Defined Benefit Pension Plans and Other Postretirement Benefit Plans

The estimated future benefit payments to be paid from the Company’s defined benefit pension plans and other postretirement benefit plans, which reflect expected future service, are as follows:

Fiscal Year	Pension Benefits	Other Postretirement Benefits
2014	$110	$7
2015	116	7
2016	123	7
2017	130	7
2018	139	8
Years 2019-2023	813	40

Schedule of Pension Funds Contributions

The following table contains information about the Company’s multiemployer plans:

	EIN—Pension Plan Number	Plan Month/Day End Date	Pension Protection Act Zone Status		FIP/RP Status Pending/ Implemented	Contributions			Surcharges Imposed (1)	Amortization Provisions
Pension Fund			2013	2012		2013	2012	2011
Minneapolis Food Distributing Industry Pension Plan	416047047-001	12/31	Yellow	Yellow	Implemented	9	9	9	No	Yes
Central States, Southeast and Southwest Areas Pension Fund	366044243-001	12/31	Red	Red	Implemented	9	9	9	No	Yes
Minneapolis Retail Meat Cutters and Food Handlers Pension Fund	410905139-001	2/28	Yellow	Yellow	Implemented	8	7	6	No	No
UFCW Unions and Participating Employers Pension Plan	526117495-002	12/31	Red	Red	Implemented	3	4	3	Yes	Yes
Western Conference of Teamsters Pension Plan	916145047-001	12/31	Green	Green	No	2	3	3	No	Yes
UFCW Union Local 655 Food Employers Joint Pension Plan	436058365-001	12/31	Red	Red	Implemented	2	2	2	Yes	Yes
UFCW Unions and Employers Pension Plan	396069053-001	10/31	Red	Red	Implemented	2	2	2	Yes	Yes
All Other Multiemployer Pension Plans (2)						3	2	3

Total						$38	$38	$37

(1)	PPA surcharges are 5 percent or 10 percent of eligible contributions and may not apply to all collective bargaining agreements or total contributions to each plan.
(2)	All Other Multiemployer Pension Plans includes 16 plans, none of which are individually significant when considering employer’s contributions to the plan, severity of the underfunded status or other factors. The following table describes the expiration of the Company’s collective bargaining agreements associated with the significant multiemployer plans in which the Company participates:

Schedule of Collective Bargaining Agreements Dates and Contributions to Each Plan

The following table describes the expiration of the Company’s collective bargaining agreements associated with the significant multiemployer plans in which the Company participates:

Pension Fund	Range of Collective Bargaining Agreement Dates	Total Collective Bargaining Agreements	Expiration Date	% of Associates under Collective Bargaining Agreement (1)	Over 5% Contribution 2013
Minneapolis Food Distributing Industry Pension Plan	6/01/2010 – 05/31/2013	1	05/31/2013	100.0%	Yes
Central States, Southeast and Southwest Areas Pension Fund	3/30/2008 – 05/31/2016	11	09/15/2013	32.8%	No
Minneapolis Retail Meat Cutters and Food Handlers Pension Fund	3/01/2010 – 03/01/2014	2	03/01/2014	96.8%	Yes
UFCW Unions and Participating Employers Pension Plan	7/08/2012 – 07/12/2014	2	07/12/2014	67.8%	Yes
Western Conference of Teamsters Pension Plan	9/19/2010 – 09/15/2015	8	07/12/2014	43.5%	No
UFCW Union Local 655 Food Employers Joint Pension Plan	5/17/2010 – 05/12/2013	1	05/12/2013	100.0%	Yes
UFCW Unions and Employers Pension Plan	3/06/2011 – 04/06/2013	1	04/06/2013	100.0%	Yes

(1)	Company participating employees in the most significant collective bargaining agreement as a percent of all Company employees participating in to the respective fund.

SEGMENT INFORMATION (Tables)	12 Months Ended
Feb. 23, 2013
Segment Reporting [Abstract]
Net Sales of Retail Food and Independent Segment in Terms of Amounts and Percentage

The amounts and percentages of Net sales for each group of similar products sold in the Retail Food, Save-A-Lot and Independent Business segments consisted of the following:

	2013		2012		2011
Retail Food:
Nonperishable grocery products (1)	$2,689	16%	$2,820	17%	$2,938	17%
Perishable grocery products (2)	1,428	8	1,461	8	1,508	8
Pharmacy products	512	3	483	3	465	3
Fuel	77	—	126	1	110	1
Other	30	—	31	—	33	—

	4,736	27%	4,921	29%	5,054	29%
Save-A-Lot:
Nonperishable grocery products (1)	$2,865	17%	$2,925	17%	$2,705	15%
Perishable grocery products (2)	1,330	8	1,296	7	1,185	7

	4,195	25%	4,221	24%	3,890	22%
Independent Business:
Product sales to independent retail customers	$8,160	48%	$8,194	47%	$8,400	49%
Services to independent retail customers	6	—	—	—	13	—

	8,166	48%	8,194	47%	8,413	49%

Net sales	$17,097	100%	$17,336	100%	$17,357	100%

(1)	Includes such items as dry goods, general merchandise, health and beauty care, beverages, dairy, frozen foods, and candy
(2)	Includes such items as meat, produce, deli and bakery

DISCONTINUED OPERATIONS AND DIVESTITURES (Tables)	12 Months Ended
Feb. 23, 2013
Discontinued Operations And Disposal Groups [Abstract]
Summary of Company's Operating Results and Certain Other Directly Attributable Expenses

The following is a summary of the Company’s operating results and certain other directly attributable expenses that are included in discontinued operations for the years ended February 23, 2013, February 25, 2012 and February 26, 2011:

	February 23, 2013 (52 weeks)	February 25, 2012 (52 weeks)	February 26, 2011 (52 weeks)
Net sales	$17,230	$18,764	$20,177
Loss before income taxes from discontinued operations	(1,238)	(876)	(1,263)

Income tax provision (benefit)	(35)	54	47
Loss from discontinued operations, net of tax	$(1,203)	$(930)	$(1,310)

Summary of Assets and Liabilities of Discontinued Operations

The following is a summary of the assets and liabilities of discontinued operations as of February 23, 2013 and February 25, 2012:

	February 23, 2013	February 25, 2012
Assets
Cash and cash equivalents	$77	$93
Receivables, net	215	231
Inventories, net	1,155	1,242
Other current assets	47	50

Total current assets	1,494	1,616

Property, plant and equipment, net	3,767	4,263
Intangible assets, net	555	746
Other assets	655	419

Total assets	$6,471	$7,044

Liabilities
Accounts payable	$652	$797
Accrued vacation, compensation and benefits	217	257
Current maturities of long-term debt and capital lease obligations	212	43
Accrued loss on contract	1,140	—
Other current liabilities	480	509

Total current liabilities of discontinued operations	2,701	1,606

Long-term debt and capital lease obligations	2,832	2,986
Pension and other postretirement benefit obligations	109	101
Other long-term liabilities	850	899

Total liabilities	$6,492	5,592

Net assets (liabilities) of discontinued operations	$(21)	$1,452

SUBSEQUENT EVENTS (Tables)	12 Months Ended
Feb. 23, 2013
Subsequent Events [Abstract]
Summary of Quarterly Finacial Information

UNAUDITED QUARTERLY FINANCIAL INFORMATION

(In millions, except per share data)

Unaudited quarterly financial information for SUPERVALU INC. and subsidiaries is as follows:

	Fiscal 2013
	First (16 weeks)	Second (12 weeks)	Third (12 weeks)	Fourth (12 weeks)	Fiscal Year (52 weeks)
Net sales	$5,237	$3,929	$4,041	$3,890	$17,097
Gross profit	$707	$519	$521	$547	$2,294
Net loss from continuing operations(1)	$(18)	$(56)	$(15)	$(174)	$(263)
Net earnings (loss)	$41	$(111)	$16	$(1,412)	$(1,466)
Net loss per share from continuing operations—diluted(2)	$(0.08)	$(0.26)	$(0.07)	$(0.82)	$(1.24)
Net earnings (loss) per share—diluted(3)	$0.19	$(0.52)	$0.08	$(6.65)	$(6.91)
Dividends declared per share	$0.0875	$—	$—	$—	$0.0875
Weighted average shares—diluted	214	212	214	212	212

	Fiscal 2012
	First (16 weeks)	Second (12 weeks)	Third (12 weeks)	Fourth (12 weeks)	Fiscal Year (52 weeks)
Net sales	$5,296	$3,959	$4,101	$3,980	$17,336
Gross profit	$730	$549	$559	$572	$2,410
Net loss from continuing operations(4)	$(17)	$(8)	$(43)	$(42)	$(110)
Net earnings (loss)	$74	$60	$(750)	$(424)	$(1,040)
Net loss per share from continuing operations—diluted(2)	$(0.08)	$(0.04)	$(0.20)	$(0.20)	$(0.52)
Net earnings (loss) per share—diluted(3)	$0.35	$0.28	$(3.54)	$(2.00)	$(4.91)
Dividends declared per share	$0.0875	$0.0875	$0.0875	$0.0875	$0.3500
Weighted average shares—diluted	213	213	212	212	212

(1)	Results for fiscal 2013 include net charges of $303 before tax ($187 after tax, or $0.88 per diluted share), comprised of non-cash property, plant and equipment impairment charges of $227 before tax ($140 after tax, or $0.66 per diluted share), severance and labor buyout costs of $36 before tax ($23 after tax, or $0.10 per diluted share), store closure costs of $22 before tax ($13 after tax, or $0.06 per diluted share), write-off of unamortized financing costs of $22 before tax ($14 after tax, or $0.07 per diluted share) and intangible asset impairment charges of $6 before tax ($3 after tax, or $0.02 per diluted share), offset in part by a cash settlement received from credit card companies of $10 before tax ($6 after tax, or $0.03 per diluted share).
(2)	As a result of the net loss for the four quarters during fiscal 2013 and for the four quarters of fiscal 2012, all potentially dilutive shares were antidilutive and therefore excluded from the calculation of Net loss per share from continuing operations—diluted.
(3)	As a result of the net loss for the second and fourth quarters during fiscal 2013 and for the third and fourth quarters of fiscal 2012, all potentially dilutive shares were antidilutive and therefore excluded from the calculation of Net loss per share—diluted.
(4)	Results for fiscal 2012 include net charges of $107 before tax ($100 after tax, or $0.48 per diluted share), comprised of non-cash goodwill impairment charges of $92 before tax ($90 after tax, or $0.43 per diluted share), and severance-related expenses of $15 before tax ($10 after tax, or $0.05 per diluted share).

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended									3 Months Ended			12 Months Ended					12 Months Ended					12 Months Ended
	Feb. 23, 2013 Store	Feb. 25, 2012	Feb. 26, 2011	Feb. 23, 2013 Asset under Construction [Member]	Feb. 25, 2012 Asset under Construction [Member]	Feb. 26, 2011 Asset under Construction [Member]	Feb. 23, 2013 Retail Food and Save-A-Lot [Member]	Feb. 25, 2012 Retail Food and Save-A-Lot [Member]	Feb. 26, 2011 Retail Food and Save-A-Lot [Member]	Feb. 23, 2013 Save-A-Lot [Member]	Dec. 01, 2012 Save-A-Lot [Member]	Sep. 08, 2012 Save-A-Lot [Member] Store	Feb. 23, 2013 Save-A-Lot [Member] Store	Feb. 23, 2013 Independent Business [Member]	Feb. 23, 2013 Minimum [Member]	Feb. 25, 2012 Minimum [Member]	Feb. 26, 2011 Minimum [Member]	Feb. 23, 2013 Minimum [Member] Building Improvements [Member]	Feb. 23, 2013 Minimum [Member] Equipment [Member]	Feb. 23, 2013 Maximum [Member]	Feb. 25, 2012 Maximum [Member]	Feb. 26, 2011 Maximum [Member]	Feb. 23, 2013 Maximum [Member] Building Improvements [Member]	Feb. 23, 2013 Maximum [Member] Equipment [Member]
Significant Accounting Policies [Line Items]
Number of weeks in first quarter	16 weeks
Number of weeks in second, third and fourth quarter	12 weeks
Retail food advertising expenses							$ 86	$ 69	$ 42
Net book overdrafts	131	147	203
Allowance for losses on receivables	5	3
Bad debt expense	11	6	11
Percentage of inventory valued under LIFO	60.00%	60.00%
Percentage of LIFO inventory valued under replacement cost method	5.00%	4.00%
Percentage of LIFO inventory valued under retail inventory method and weighted average	55.00%	56.00%
Percentage of FIFO inventory valued under cost, weighted average cost and retail inventory method	23.00%	22.00%
Percentage of FIFO inventory valued under replacement cost method	17.00%	18.00%
Cost of sales decreased due to certain LIFO layers were reduced	6	9	5
Value increase in inventory by changing the method from LIFO to FIFO	211	207
Remaining lease term															1 year					20 years
Anticipated loss on disposition recognized	1,150
Estimated useful life																		10 years	3 years				40 years	10 years
Interest capitalized during period				4	6	8
Pre-tax non-cash impairment charge related to store level impairment review										8
Number of non-strategic stores closed	22											22	22
Impairment of long-lived assets related to store closures													16
Impairment Charges											10	16		5
Discount rate	4.25%	4.55%	5.60%												0.40%	0.40%	0.60%			5.10%	5.10%	5.10%
Discount on self-insurance reserve	$ 7	$ 8

Summary of Significant Accounting Policies - Changes in Company's Self-Insurance Liabilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Statement Of Financial Position [Abstract]
Beginning balance	$ 81	$ 83	$ 77
Expense	29	23	32
Claim payments	(27)	(25)	(26)
Ending balance	83	81	83
Less current portion	(27)	(26)	(27)
Long-term portion	$ 56	$ 55	$ 56

Goodwill and Intangible Assets - Changes in Company's Goodwill and Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended								12 Months Ended		12 Months Ended
	Dec. 03, 2011	Feb. 23, 2013	Feb. 25, 2012	Sep. 11, 2010 Retail Food [Member]	Feb. 23, 2013 Retail Food [Member]	Feb. 25, 2012 Retail Food [Member]	Feb. 23, 2013 Accumulated Impairment Losses on Goodwill [Member]	Feb. 25, 2012 Accumulated Impairment Losses on Goodwill [Member]	Feb. 23, 2013 Consolidated Retail Food [Member]	Feb. 25, 2012 Consolidated Retail Food [Member]	Feb. 23, 2013 Save-A-Lot [Member]	Feb. 26, 2011 Save-A-Lot [Member]	Feb. 23, 2013 Independent Business [Member]	Feb. 26, 2011 Independent Business [Member]	Feb. 23, 2013 Trademarks and Tradenames - Indefinite Useful Lives [Member]	Feb. 25, 2012 Trademarks and Tradenames - Indefinite Useful Lives [Member]	Feb. 23, 2013 Accumulated amortization [Member]	Feb. 25, 2012 Accumulated amortization [Member]	Feb. 23, 2013 Favorable operating leases, customer lists, customer relationships and other [Member]	Feb. 25, 2012 Favorable operating leases, customer lists, customer relationships and other [Member]	Feb. 23, 2013 Non-compete Agreements [Member]	Feb. 25, 2012 Non-compete Agreements [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance		$ 847	$ 940		$ 886	$ 887	$ (886)	$ (794)		$ 93	$ 137	$ 137	$ 710	$ 710
Intangible assets excluding amortization, Beginning Balance		122	120
Accumulated amortization, Beginning balance																	(58)	(50)	(56)		(2)
Additions
Amortization Expense of intangible assets		(8)															(8)	(8)
Impairments	(54)		(92)	(110)		(92)		(92)		(92)
Other net adjustments			(1)			(1)				(1)
Goodwill, Ending Balance		847	847		886	886	(886)	(886)			137	137	710	710
Indefinite-lived Intangible Assets, Beginning Balance															14	14
Additions
Impairments															(6)
Other net adjustments															1
Indefinite-lived Intangible Assets, Ending Balance															9	14
Finite-Lived Intangible Assets, Beginning Balance																			105	103	3	3
Addition to finite lived intangible assets		1	2																1	2
Impairment of Intangible Assets, Finite-lived
Impairment		(6)
Finite Lived Intangible Assets Other Net Adjustments
Finite-Lived Intangible Assets, Ending Balance																			106	105	3	3
Intangible assets other adjustments		1															(1)
Intangible assets excluding amortization, Ending Balance		118	122
Accumulated amortization, Ending Balance																	(67)	(58)	(65)	(56)	(2)	(2)
Intangible assets, Beginning Balance		64	70
Intangible assets, Ending Balance		$ 51	$ 64

Goodwill and Intangible Assets - Changes in Company's Goodwill and Intangible Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Feb. 23, 2013	Feb. 25, 2012
Favorable operating leases, customer lists, customer relationships and other [Member]
Goodwill [Line Items]
Finite-Lived intangible Assets, Accumulated Amortization	$ 65	$ 56
Non-compete Agreements [Member]
Goodwill [Line Items]
Finite-Lived intangible Assets, Accumulated Amortization	$ 2	$ 2

Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended						3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 03, 2011	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011	Feb. 23, 2013 Independent Business [Member]	Feb. 25, 2012 Independent Business [Member]	Feb. 26, 2011 Independent Business [Member]	Feb. 23, 2013 Save-A-Lot [Member]	Feb. 25, 2012 Save-A-Lot [Member]	Feb. 26, 2011 Save-A-Lot [Member]	Sep. 11, 2010 Retail Food [Member]	Feb. 23, 2013 Retail Food [Member]	Feb. 25, 2012 Retail Food [Member] Fuel_Center	Feb. 26, 2011 Retail Food [Member]
Intangible Assets By Major Class [Line Items]
Non-cash impairment charge					$ 6
Minimum percentage by which fair value of good will exceeded carrying value								100.00%
Goodwill		847	847	940	710	710	710	137	137	137		886	886	887
Percentage by which fair value of good will exceeded carrying value					60.00%
Impairment of goodwill	54		92								110		92
Impairment charges regarding the impairment testing of goodwill and intangible assets		6	92	110								38
Retail Fuel sold													10,000,000
Amortization Expense of intangible assets		8
Future amortization expense, Year One		6
Future amortization expense, Year Two		6
Future amortization expense, Year Three		6
Future amortization expense, Year Four		6
Future amortization expense, Year Five		$ 6

Reserves for Closed Properties and Property, Plant and Equipment-Related Impairment Charges - Changes in Company's Reserves (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Restructuring Reserve [Roll Forward]
Reserve for close properties at the beginning of period	$ 72	$ 96	$ 64
Additions	16	9	42
Payments	(22)	(26)	(23)
Adjustments	(5)	(7)	13
Reserve for close properties at the end of period	$ 61	$ 72	$ 96

Reserves for Closed Properties and Property, Plant and Equipment-Related Impairment Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended
	Feb. 26, 2011	Feb. 23, 2013 Store	Feb. 25, 2012	Feb. 26, 2011	Dec. 01, 2012 Save-A-Lot [Member]	Sep. 08, 2012 Save-A-Lot [Member] Store	Feb. 23, 2013 Save-A-Lot [Member] Store	Feb. 23, 2013 Retail Food [Member]	Sep. 08, 2012 Retail Food [Member]
Significant Activity In Property Plant And Equipment [Line Items]
Number of non-strategic stores closed		22				22	22
Impairment charge					$ 10	$ 16
Impairment of long-lived assets related to store closures, abandonment of software under development							16	191	13
Property, plant and equipment-related impairment charges	$ 7		$ 3	$ 11

Property, Plant and Equipment - Components of Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Feb. 23, 2013	Feb. 25, 2012
Property Plant And Equipment [Abstract]
Land	$ 100	$ 103
Buildings	1,294	1,240
Property under construction	37	297
Leasehold improvements	688	652
Equipment	2,733	2,701
Capitalized lease assets	335	369
Total property plant and equipment	5,187	5,362
Accumulated depreciation	(3,277)	(3,063)
Accumulated amortization on capitalized lease assets	(210)	(200)
Total property, plant and equipment, net	$ 1,700	$ 2,099

Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Property Plant And Equipment [Abstract]
Depreciation expense	$ 333	$ 321	$ 320
Amortization expense related to capitalized lease assets	$ 23	$ 26	$ 26

Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013 Store	Feb. 25, 2012	Feb. 26, 2011
Fair Value Measurements Of Financial Instruments [Line Items]
Amount of long-lived assets	$ 79	$ 10
Fair value of long-lived assets	40	7
Asset impairment charge	283	6	63
Number of non-strategic stores closed	22
Difference between fair value and book value of notes receivable	2
Difference between fair value and book value of long-term debt	57	62
Level 3 [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Asset impairment charge	$ 39	$ 3

Long-Term Debt - Long-Term Debt and Capital Lease Obligations (Detail) (USD $) In Millions, unless otherwise specified	Feb. 23, 2013	Feb. 25, 2012
Debt Instrument [Line Items]
Accounts Receivable Securitization Facility	$ 40	$ 55
Other	28	30
Net discount on debt, using an effective interest rate of 8.39% to 8.58%	(40)	(20)
Capital lease obligations	330	315
Total debt and capital lease obligations	2,889	3,226
Less current maturities of long-term debt and capital lease obligations	(74)	(345)
Long-term debt and capital lease obligations	2,815	2,881
8.00% Notes due May 2016 [Member]
Debt Instrument [Line Items]
Long Term Debentures and Notes due	1,000	1,000
8.00% Secured Term Loan Facility due August 2018 [Member]
Debt Instrument [Line Items]
Long Term Debentures and Notes due	834
7.50% Notes due November 2014 [Member]
Debt Instrument [Line Items]
Long Term Debentures and Notes due	490	490
2.21% to 4.25% Revolving ABL Credit Facility due August 2017 [Member]
Debt Instrument [Line Items]
Long Term Debentures and Notes due	207
1.65% to 4.75% Revolving Credit Facility and Variable Rate Notes due April 2015 - April 2018 [Member]
Debt Instrument [Line Items]
Long Term Debentures and Notes due		1,074
7.50% Notes due May 2012 [Member]
Debt Instrument [Line Items]
Long Term Debentures and Notes due		$ 282

Long-Term Debt - Long-Term Debt and Capital Lease Obligations (Parenthetical) (Detail)	12 Months Ended
Feb. 23, 2013
Minimum [Member]
Debt Instrument [Line Items]
Effective interest rate	8.39%
Maximum [Member]
Debt Instrument [Line Items]
Effective interest rate	8.58%
8.00% Notes due May 2016 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	8.00%
8.00% Secured Term Loan Facility due August 2018 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	8.00%
7.50% Notes due November 2014 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	7.50%
2.21% to 4.25% Revolving ABL Credit Facility due August 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Minimum	2.21%
Debt Instrument, Interest Rate, Maximum	4.25%
1.65% to 4.75% Revolving Credit Facility and Variable Rate Notes due April 2015 - April 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Minimum	1.65%
Debt Instrument, Interest Rate, Maximum	4.75%
7.50% Notes due May 2012 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	7.50%

Long-Term Debt - Future Maturities of Long-Term Debt, Excluding Net Discount on Debt and Capital Lease Obligations (Detail) (USD $) In Millions, unless otherwise specified	Feb. 23, 2013
Debt Disclosure [Abstract]
2014	$ 19
2015	556
2016	9
2017	1,008
2018	216
Thereafter	$ 791

Long Term Debt - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended					12 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended
	Aug. 30, 2012	Feb. 23, 2013	Feb. 25, 2012	Aug. 30, 2012 Term Loan A [Member]	Feb. 23, 2013 Term Loan A [Member]	Aug. 30, 2012 Revolving Credit Facility [Member]	Aug. 30, 2012 Term Loan B-2 [Member]	Aug. 30, 2012 Term Loan B-3 [Member]	Aug. 30, 2012 Revolving ABL Credit Facility [Member]	Feb. 23, 2013 Revolving ABL Credit Facility [Member]	Feb. 24, 2007 Seven Point Five Percentage Senior Unsecured Notes Due Two Thousand Fourteen [Member]	Feb. 27, 2010 Eight Percentage Senior Unsecured Notes Due Two Thousand Sixteen [Member]	Feb. 23, 2013 Minimum [Member]	Feb. 23, 2013 Minimum [Member] Term Loan A [Member]	Aug. 30, 2012 Minimum [Member] Revolving ABL Credit Facility [Member]	Feb. 23, 2013 Minimum [Member] Revolving ABL Credit Facility [Member]	Feb. 23, 2013 Maximum [Member]	Aug. 30, 2012 Maximum [Member] Revolving ABL Credit Facility [Member]	Feb. 23, 2013 Maximum [Member] Revolving ABL Credit Facility [Member]
Debt Instrument [Line Items]
Term of credit facility				6 years					5 years
Line of credit facility amount		$ 200							$ 1,650
Interest rate at the rate of ("LIBOR")				6.75%	6.75%										1.75%	1.00%		2.25%	2.00%
Facility fees															0.25%			0.38%
Interest rate at the rate of ("Prime plus")															0.75%			1.25%
Line of credit facility amount outstanding	280	40		850	834	1,500	574	446		207
LIBOR floor rate				1.25%	1.25%
Maturity date						April 2015	October 2015	April 2018
Payment of financing costs	59
Ground-leased real estate and associated equipment pledged as collateral		1,069
Line of credit facility prepayment fee percentage		1.00%												50.00%
Net cash proceeds from sale of assets													50.00%				100.00%
Line of credit facility amount outstanding, current					9
Facility fees										0.25%
Letter of credit outstanding										360
Maximum letter of credit fee										2.13%
Unused credit										857
Assets collateralized by the ABL Credit Facility										2,092
Rate of outstanding borrowings		1.98%
Facility fee in accordance of current credit rating		0.70%
Account receivable pledged as collateral		282
Debt with current maturities that are classified in Long-term debt		18	28
Debt instrument, issued amount											$ 500	$ 1,000
Debt instrument, interest rate											7.50%	8.00%
Debt instrument, expiration year											2014	2016

Leases - Noncancellable Operating Leases and Capital Leases (Detail) (USD $) In Millions, unless otherwise specified	Feb. 23, 2013
Operating Leases
2014	$ 114
2015	113
2016	97
2017	80
2018	60
Thereafter	174
Total future minimum obligations	638
Capital Leases
2014	56
2015	52
2016	49
2017	44
2018	42
Thereafter	208
Total future minimum obligations	451
Less interest	(121)
Present value of net future minimum obligations	330
Less current obligations	(55)
Long-term obligations	$ 275

Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Feb. 23, 2013
Leases [Abstract]
Future minimum subtenant rentals	$ 49
Term of lease minimum	1 year
Term of lease maximum	7 years

Leases - Rent Expense and Subtenant Rentals (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Leases [Abstract]
Minimum rent	$ 127	$ 118	$ 133
Contingent rent	6	2
Operating leases rent expense minimum rentals and contingent rentals	133	120	133
Subtenant rentals	(13)	(15)	(28)
Total	$ 120	$ 105	$ 105

Leases - Future Minimum Lease and Subtenant Rentals Under Noncancellable Leases (Detail) (USD $) In Millions, unless otherwise specified	Feb. 23, 2013
Operating Leases
2014	$ 11
2015	8
2016	7
2017	6
2018	4
Thereafter	4
Total minimum lease receipts	40
Direct Financing Leases
2014	2
2015	2
2016	2
2017
2018
Thereafter	1
Total minimum lease receipts	7
Less unearned income	(1)
Net investment in direct financing leases	6
Less current portion	(2)
Long-term portion	$ 4

Leases - Carrying Value of Owned Property Leased to Third Parties Under Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Feb. 23, 2013	Feb. 25, 2012
Leases [Abstract]
Property, plant and equipment	$ 4	$ 6
Less accumulated depreciation	(3)	(3)
Property, plant and equipment, net	$ 1	$ 3

Income Taxes - Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Current
Federal	$ (98)	$ (92)	$ (39)
State	(9)	(8)	(3)
Total current	(107)	(100)	(42)
Deferred	(56)	59	(18)
Total income tax benefit	$ (163)	$ (41)	$ (60)

Income Taxes - Difference Between Actual Tax Provision and Tax Provision Computed by Applying Statutory Federal Income Tax Rate to Losses Before Income Taxes (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Income Tax Disclosure [Abstract]
Federal taxes based on statutory rate	$ (149)	$ (53)	$ (91)
State income taxes, net of federal benefit	(13)	(9)	(5)
Goodwill and intangible asset impairment		32	40
Tax contingency	1	(5)	3
Change in valuation allowance	(3)	(5)
Other	1	(1)	(7)
Total income tax benefit	$ (163)	$ (41)	$ (60)

Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Feb. 23, 2013	Feb. 25, 2012
Deferred tax assets:
Compensation and benefits	$ 367	$ 377
Self-insurance	20	24
Property, plant and equipment and capitalized lease assets	110	98
Loss on sale of discontinued operations	1,341
Net operating loss carryforwards	22	22
Other	104	155
Gross deferred tax assets	1,964	676
Valuation allowance	(1,358)	(12)
Total deferred tax assets	606	664
Deferred tax liabilities:
Property, plant and equipment and capitalized lease assets	(204)	(285)
Inventories	(28)	(41)
Intangible assets	(21)	(19)
Other	(19)	(3)
Total deferred tax liabilities	(272)	(348)
Net deferred tax asset	$ 334	$ 316

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Income Tax Disclosure [Abstract]
Net deferred tax asset	$ 334	$ 316
Long-term deferred tax assets	345	268
Current deferred tax liabilities	11
Current deferred tax assets		48
State net operating loss carryforwards	448
State net operating loss carryforwards expiration dates	Expire beginning in 2014 and continuing through 2032
Valuation allowance	16
Unrecognized tax benefits that would impact effective tax rate if recognized	60	67	82
Unrecognized tax benefits expects to resolve within the next 12 months	5
Recognized (income) expense related to interest and penalties	20	2	10
Unrecognized tax benefits, related to accrued interest and penalties	60	40
Payments of interest and penalties	$ 1	$ 1

Income Taxes - Changes in Company's Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Income Tax Disclosure [Abstract]
Beginning balance	$ 165	$ 182	$ 133
Increase based on tax positions related to the current year	5	14	18
Decrease based on tax positions related to the current year	(1)	(1)	(1)
Increase based on tax positions related to prior years	83	21	41
Decrease based on tax positions related to prior years	(62)	(46)	(9)
Decrease due to lapse of statute of limitations	(3)	(5)
Ending balance	$ 187	$ 165	$ 182

Stock-Based Awards - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended													1 Months Ended	12 Months Ended
	Jul. 31, 2012	May 31, 2012	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011	Feb. 23, 2013 Minimum [Member]	Feb. 23, 2013 Maximum [Member]	Feb. 23, 2013 Chief Executive Officer [Member]	Feb. 23, 2013 Stock Options Prior 2006 Fiscal [Member]	Feb. 23, 2013 Stock Options from 2006 Fiscal to 2012 Fiscal [Member]	Feb. 23, 2013 Restricted Stock [Member]	Feb. 23, 2013 Restricted Stock [Member] Minimum [Member]	Feb. 23, 2013 Restricted Stock [Member] Maximum [Member]	Feb. 23, 2013 Stock Options [Member]	Feb. 25, 2012 Stock Options [Member]	Apr. 30, 2012 RSAs [Member]	Feb. 23, 2013 2013 LTIP [Member]	Feb. 23, 2013 2012 Stock Awards Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term			4 years 7 months 17 days						10 years
Stock-based awards granted contractual term maximum										7 years
Period of stock options vested														3 years	4 years			10 years
Exercise price at which stock options granted to key salaried employees and non employee directors as compare to fair market value						100.00%
Restrictions on the restricted stock awards lapse												1 year	5 years
Number of reserved shares																		20,000,000
Award units grant to certain employees	8,000,000	5,000,000									1,482,000					1,000,000
Grant date fair value of the award											$ 6.05						$ 1.38
Share based compensation arrangement by share based payment award equity instruments other than options grant date shares price																	$ 5.77
Fair value of the options at grand date	$ 0.98			$ 2.4				$ 1.4
Fair value of cash portion grant			$ 0.03
Payout						$ 0	$ 177
Number of stock options granted during the period								2
Term for payout of awards over achievement of financial goals			3 years
Share granted to certain employees at a fair value																$ 6.15
Excess tax benefits realized related to the stock based awards			2,000,000	2,000,000	2,000,000
Unrecognized compensation expense related to the unvested stock based awards			$ 19,000,000
Weighted average remaining vesting period of expenses expected to be recognized			2 years

Stock-Based Awards - Assumptions Related to Valuation of Company's LTIP/Stock Options (Detail)	12 Months Ended
	Feb. 23, 2013 2013 LTIP [Member]	Feb. 23, 2013 Minimum [Member]	Feb. 25, 2012 Minimum [Member] 2012 LTIP [Member]	Feb. 23, 2013 Maximum [Member]	Feb. 25, 2012 Maximum [Member] 2012 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	4.10%	1.00%	0.00%	2.10%	4.60%
Volatility rate	45.80%	42.30%	47.00%	61.20%	51.60%
Risk-free interest rate	0.40%	0.40%	0.20%	0.60%	1.20%
Expected life	3 years	4 years 6 months	1 year 2 months 12 days	6 years	3 years 1 month 6 days

Stock-Based Awards - Stock Options Granted, Exercised and Outstanding (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Feb. 23, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Beginning Balance, Shares Under Option, Outstanding	18,413
Shares Under Option, Granted	9,370
Shares Under Option, Exercised	(9)
Shares Under Option, Canceled and forfeited	(5,528)
Ending Balance, Shares Under Option, Outstanding	22,246
Shares Under Option, Vested and expected to vest in the future	21,001
Shares Under Option, Exercisable	13,242
Beginning Balance, Weighted Average Exercise Price , Outstanding	$ 28.9
Weighted Average Exercise Price, Granted	$ 2.54
Weighted Average Exercise Price, Exercised	$ 2.28
Weighted Average Exercise Price, Canceled and forfeited	$ 23.32
Ending Balance, Weighted Average Exercise Price ,Outstanding	$ 19.2
Weighted Average Exercise Price, Vested and expected to vest in the future	$ 20.15
Weighted Average Exercise Price, Exercisable	$ 29.73
Weighted Average Remaining Contractual Term, Outstanding	4 years 7 months 17 days
Weighted Average Remaining Contractual Term, Vested and expected to vest in the future	4 years 4 months 2 days
Weighted Average Remaining Contractual Term, Exercisable	1 year 8 months 9 days
Aggregate Intrinsic Value, Outstanding	$ 10,402
Aggregate Intrinsic Value, Vested and expected to vest in the future	9,117
Aggregate Intrinsic Value, Exercisable	$ 113

Stock-Based Awards - Restricted Stock Awards Activities (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Jul. 31, 2012	May 31, 2012	Feb. 23, 2013 Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Restricted Stock, February 25, 2012			444
Granted, Restricted Stock	8,000	5,000	1,482
Lapsed, Restricted Stock			(220)
Canceled and forfeited, Restricted Stock			(263)
Outstanding, Restricted Stock, February 23, 2013			1,443
Outstanding, Weighted Average Grant-Date, February 25, 2012			$ 17.96
Granted, Weighted Average Grant-Date			$ 6.05
Lapsed, Weighted Average Grant-Date			$ 10.03
Canceled and forfeited, Weighted Average Grant-Date			$ 10.19
Outstanding, Weighted Average Grant-Date, February 23, 2013			$ 7.83

Stock-Based Awards - Components of Pre-tax Stock-Based Compensation Expense and Related Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-based compensation	$ 13	$ 13	$ 14
Income tax benefits	(5)	(5)	(5)
Stock-based compensation (net of tax)	$ 8	$ 8	$ 9

Treasury Stock Purchase Program - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Equity [Abstract]
Common stock available to repurchase	$ 70
Shares purchased by company	0	0	0.2
Average cost of shares purchased			$ 12.97

Net Loss Per Share - Calculation of Basic and Diluted Net Loss Per Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended
	Feb. 23, 2013	Dec. 01, 2012	Sep. 08, 2012	Feb. 25, 2012	Dec. 03, 2011	Sep. 10, 2011	Jun. 16, 2012	Jun. 18, 2011	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Net loss per share from continuing operations-basic:
Net loss from continuing operations available to common stockholders									$ (263)	$ (110)	$ (200)
Weighted average shares outstanding-basic									212	212	212
Net loss per share from continuing operations-basic									$ (1.24)	$ (0.52)	$ (0.94)
Net loss per share from continuing operations-diluted:
Net loss from continuing operations used for diluted net earnings per share calculation									$ (263)	$ (110)	$ (200)
Weighted average shares outstanding-basic									212	212	212
Dilutive impact of options and restricted stock outstanding
Weighted average shares outstanding-diluted	212	214	212	212	212	213	214	213	212	212	212
Net loss per share from continuing operations-diluted	$ (0.82)	$ (0.07)	$ (0.26)				$ (0.08)		$ (1.24)	$ (0.52)	$ (0.94)

Net Loss Per Share - Additional Information (Detail) (Options And Restricted Stock [Member]) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Options And Restricted Stock [Member]
Schedule Of Computation Of Basic And Diluted Earnings Per Common Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	25	21	24

Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013 Agreement Age Employees	Feb. 25, 2012	Feb. 26, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Reduction in postretirement benefit obligation	$ 39
Accumulated other Comprehensive loss, net of tax, recognized	(45)	211	(32)
Actuarial loss	101
Contribution to other postretirement benefits plan	7
Defined benefit plan periodic cost increased in next fiscal year		10
Define benefit plan assets unrecognized gain loss recognized period	3 years
Assumed healthcare cost trend rate	7.50%
Specified age of employee for post retirement benefit plans	65
Defined benefit plan, description of direction and pattern of change for assumed health care cost trend rate	The assumed healthcare cost trend rate for retirees before and after age 65 will decrease by 0.25 percent for each of the next four years, through fiscal 2017, 0.50 percent in fiscal 2018, and 1.0 percent in fiscal 2019, until it reaches the ultimate trend rate of 5.0 percent.
Ultimate healthcare cost trend rate used in measuring the accumulated postretirement benefit obligation	5.00%
Postretirement benefit obligation, Year that rate reaches ultimate trend rate	2019
Company's service and interest cost would impact due to a 100 basis point change in the trend rate	1
Company's accumulated postretirement benefit obligation would impact due to a 100 basis point decrease in the trend rate	7
Company's accumulated postretirement benefit obligation would impact due to a 100 basis point increase in the trend rate	10
Contribute in excess of minimum required amounts by additional contributions end of fiscal 2015	25
Contribute in excess of minimum required amounts by additional contributions end of fiscal 2016	25
Contribute in excess of minimum required amounts by additional contributions end of fiscal 2017	50
Total contribution expenses of defined contribution plans	17	23	30
Shares in plan assets	7	5
Obligation for post-employment benefits	43
Post-employment benefits included in accrued vacation, compensation and benefits	23
Post-employment benefits included in other liabilities	20
Contribution to Pension Plans	38	38	37
Description of multi-employer plans	Among other factors, red zone status plans are generally less than 65 percent funded and are considered in critical status, plans in yellow zone or orange zone status are less than 80 percent funded and are considered endangered or seriously endangered status, and green zone plans are at least 80 percent funded.
Multiemployer plan, significant changes affecting the period-to-period comparability		The number of employees covered by the Company's multiemployer plans decreased by 2 percent from 2013 to 2012 and by 6 percent from 2012 to 2011, affecting the period-to-period comparability of the contributions for years 2013, 2012 and 2011. The significant reduction in covered employees corresponded to store closures, reductions in overall business.
Percentage decrease of multiemployer plans		2.00%	6.00%
Company's number of employees	35,000
Number of collective bargaining agreements covering employees renegotiated	13
Number of employees renegotiated collective bargaining agreement	5,500
Number of employees expired without renegotiated collective bargaining agreement	4
Number of collective bargaining agreements covering employees expired without renegotiated	135
Number of collective bargaining agreements covering employees expired	22
Number of Employees Covered by Collective Bargaining Agreements [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Number of employees covered by collective bargaining agreements	15,000
Collective Bargaining Agreements Covering Employees Expire Within One Year [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Number of employee expire collective bargaining agreement	6,000
Shaw Banner [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accumulated other Comprehensive loss, net of tax, recognized	49
Unfunded benefit obligations of divested defined benefit pension plan	108
Red Zone [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Maximum percentage of funded status	65.00%
Yellow Zone [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Maximum percentage of funded status	80.00%
Green Zone [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Maximum percentage of funded status	80.00%
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accumulated benefit obligation for the defined benefit pension plans	2,893	2,739
Unfunded benefit obligations of divested defined benefit pension plan	2,893	2,745	2,287
Actuarial loss	(119)	(415)
Defined benefit plan periodic cost increased		2
Contribution to Pension Plans	(93)	77
Pension Benefits [Member] | Minimum [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Contribution to pension plans	120
Pension Benefits [Member] | Maximum [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Contribution to pension plans	130
Other Postretirement Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Reduction in postretirement benefit obligation		52
Unfunded benefit obligations of divested defined benefit pension plan	109	116	148
Actuarial loss	9	(17)
Defined benefit plan periodic cost increased		1
Assumed healthcare cost trend rate, 2013	0.25%
Assumed healthcare cost trend rate, 2014	0.25%
Assumed healthcare cost trend rate, 2015	0.25%
Assumed healthcare cost trend rate, 2016	0.25%
Assumed healthcare cost trend rate, 2017	0.25%
Assumed healthcare cost trend rate, 2018	0.50%
Assumed healthcare cost trend rate, 2019	1.00%
Contribution to Pension Plans	5	6
Multiemployer Postretirement Benefit Plans Other than Pensions [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Contribution to Multi-Employer Plans	$ 90	$ 90	$ 102

Benefit Plans - Benefit Obligation, Fair Value of Plan Assets and Funded Status of Defined Benefit Pension Plans and Other Postretirement Benefit Plans (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Change in Benefit Obligation
Plan Amendment	$ (39)
Actuarial loss	(101)
Changes in Plan Assets
Fair value of plan assets at beginning of year	1,827
Employer contributions	38	38	37
Fair value of plan assets at end of year	2,031	1,827
Pension Benefits [Member]
Change in Benefit Obligation
Benefit obligation at beginning of year	2,745	2,287
Interest cost	123	126	125
Transfers		(3)
Actuarial loss	119	415
Benefits paid	(94)	(80)
Benefit obligation at end of year	2,893	2,745	2,287
Changes in Plan Assets
Fair value of plan assets at beginning of year	1,827	1,723
Actual return on plan assets	205	110
Employer contributions	(93)	77
Benefits paid	(94)	(83)
Fair value of plan assets at end of year	2,031	1,827	1,723
Funded status at end of year	(862)	(918)
Other Postretirement Benefits [Member]
Change in Benefit Obligation
Benefit obligation at beginning of year	116	148
Plan Amendment		(52)
Service cost	2	2	2
Interest cost	5	7	8
Actuarial loss	(9)	17
Benefits paid	(5)	(6)
Benefit obligation at end of year	109	116	148
Changes in Plan Assets
Employer contributions	5	6
Plan participants' contributions	4	8
Benefits paid	(9)	(14)
Funded status at end of year	$ (109)	$ (116)

Benefit Plans - Amounts Recognized in Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Feb. 23, 2013	Feb. 25, 2012
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued vacation, compensation and benefits	$ (2)	$ (2)
Pension and other postretirement benefit obligations	(860)	(916)
Total	(862)	(918)
Other Postretirement Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued vacation, compensation and benefits	(7)	(7)
Pension and other postretirement benefit obligations	(102)	(109)
Total	$ (109)	$ (116)

Benefit Plans - Amounts Recognized in Accumulated Other Comprehensive Losses for Defined Benefit Pension Plans and Other Postretirement Benefit Plans (Detail) (USD $)
In Millions, unless otherwise specified	Feb. 23, 2013	Feb. 25, 2012
Defined Benefit Plan Disclosure [Line Items]
Total recognized in accumulated other comprehensive loss, net of tax	$ (612)	$ (657)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	(928)	(992)
Total recognized in accumulated other comprehensive loss	(928)	(992)
Total recognized in accumulated other comprehensive loss, net of tax	(570)	(610)
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service benefit	57	70
Net actuarial loss	(46)	(60)
Total recognized in accumulated other comprehensive loss	11	10
Total recognized in accumulated other comprehensive loss, net of tax	$ 7	$ 6

Benefit Plans - Net Periodic Benefit Expense (Income) for Defined Benefit Pension and Other Postretirement Benefit Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Pension Benefits [Member]
Net Periodic Benefit Cost
Interest cost	$ 123	$ 126	$ 125
Expected return on plan assets	(133)	(114)	(112)
Amortization of net actuarial loss	111	88	63
Settlement		2	9
Net periodic benefit cost	101	102	85
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)
Net actuarial loss (gain)	46	417	(11)
Amortization of net actuarial loss	(110)	(88)	(63)
Total recognized in other comprehensive income (loss)	(64)	329	(74)
Total recognized in net periodic benefit expense and other comprehensive income (loss)	37	431	11
Other Postretirement Benefits [Member]
Net Periodic Benefit Cost
Service cost	2	2	2
Interest cost	5	7	8
Amortization of prior service benefit	(12)	(9)	(6)
Amortization of net actuarial loss	6	4	2
Net periodic benefit cost	1	4	6
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)
Prior service benefit		(52)
Amortization of prior service benefit	13	9	6
Net actuarial loss (gain)	(7)	16	13
Amortization of net actuarial loss	(6)	(4)	(2)
Total recognized in other comprehensive income (loss)		(31)	17
Total recognized in net periodic benefit expense and other comprehensive income (loss)	$ 1	$ (27)	$ 23

Benefit Plans - Weighted Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost (Detail)	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Benefit obligation assumptions:
Discount rate	4.25%	4.55%	5.60%
Rate of compensation increase	2.00%	2.00%	2.00%
Net periodic benefit cost assumptions:
Discount rate	4.55%	5.60%	6.00%
Rate of compensation increase	2.00%	2.00%	3.00%
Expected return on plan assets	7.25%	7.50%	7.75%

Benefit Plans - Asset Allocation Targets and Actual Allocation of Pension Plan Assets (Detail)	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets	100.00%
Plan assets allocation, Total	100.00%	100.00%
Domestic equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets	30.50%
Plan assets allocation, Total	32.90%	33.90%
International equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets	14.00%
Plan assets allocation, Total	15.30%	17.80%
Private Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets	8.00%
Plan assets allocation, Total	5.40%	4.80%
Fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets	37.50%
Plan assets allocation, Total	37.30%	35.00%
Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets	10.00%
Plan assets allocation, Total	9.10%	8.50%

Benefit Plans - Fair Value of Assets of Company's Benefit Plans Held in Master Trust (Detail) (USD $) In Millions, unless otherwise specified	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Changes in Plan Assets
Total plan assets at fair value	$ 2,031	$ 1,827
Common Stock [Member]
Changes in Plan Assets
Total plan assets at fair value	554	548
Common collective trusts-fixed income [Member]
Changes in Plan Assets
Total plan assets at fair value	247	258
Common collective trusts - equity [Member]
Changes in Plan Assets
Total plan assets at fair value	335	301
Government Securities [Member]
Changes in Plan Assets
Total plan assets at fair value	152	191
Mutual Funds [Member]
Changes in Plan Assets
Total plan assets at fair value	272	181
Corporate bonds [Member]
Changes in Plan Assets
Total plan assets at fair value	183	102
Real Estate Partnerships [Member]
Changes in Plan Assets
Total plan assets at fair value	136	113
Private Equity [Member]
Changes in Plan Assets
Total plan assets at fair value	110	88
Mortgage backed securities [Member]
Changes in Plan Assets
Total plan assets at fair value	35	39
Other [Member]
Changes in Plan Assets
Total plan assets at fair value	7	6
Level 1 [Member]
Changes in Plan Assets
Total plan assets at fair value	668	657
Level 1 [Member] | Common Stock [Member]
Changes in Plan Assets
Total plan assets at fair value	554	548
Level 1 [Member] | Government Securities [Member]
Changes in Plan Assets
Total plan assets at fair value	60	108
Level 1 [Member] | Mutual Funds [Member]
Changes in Plan Assets
Total plan assets at fair value	51	1
Level 1 [Member] | Other [Member]
Changes in Plan Assets
Total plan assets at fair value	3
Level 2 [Member]
Changes in Plan Assets
Total plan assets at fair value	1,117	969
Level 2 [Member] | Common collective trusts-fixed income [Member]
Changes in Plan Assets
Total plan assets at fair value	247	258
Level 2 [Member] | Common collective trusts - equity [Member]
Changes in Plan Assets
Total plan assets at fair value	335	301
Level 2 [Member] | Government Securities [Member]
Changes in Plan Assets
Total plan assets at fair value	92	83
Level 2 [Member] | Mutual Funds [Member]
Changes in Plan Assets
Total plan assets at fair value	221	180
Level 2 [Member] | Corporate bonds [Member]
Changes in Plan Assets
Total plan assets at fair value	183	102
Level 2 [Member] | Mortgage backed securities [Member]
Changes in Plan Assets
Total plan assets at fair value	35	39
Level 2 [Member] | Other [Member]
Changes in Plan Assets
Total plan assets at fair value	4	6
Level 3 [Member]
Changes in Plan Assets
Total plan assets at fair value	246	201
Level 3 [Member] | Real Estate Partnerships [Member]
Changes in Plan Assets
Total plan assets at fair value	136	113	87
Level 3 [Member] | Private Equity [Member]
Changes in Plan Assets
Total plan assets at fair value	$ 110	$ 88	$ 59

Benefit Plans - Summary of Changes in Fair Value for Level 3 Investments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	$ 2,031	$ 1,827
Real Estate Partnerships [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	136	113
Private Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	110	88
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	246	201
Level 3 [Member] | Real Estate Partnerships [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	113	87
Purchases	15	17
Sales		(2)
Unrealized gains	8	11
Realized gains and losses
Fair value of plan assets at end of year	136	113
Level 3 [Member] | Private Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	88	59
Purchases	20	27
Sales	(7)	(6)
Unrealized gains	9	8
Realized gains and losses
Fair value of plan assets at end of year	$ 110	$ 88

Benefit Plans - Estimated Future Benefit Payments to be Paid from Company's Defined Benefit Pension Plans and Other Postretirement Benefit Plans (Detail) (USD $) In Millions, unless otherwise specified	Feb. 23, 2013
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	$ 110
2015	116
2016	123
2017	130
2018	139
Years 2019-2023	813
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	7
2015	7
2016	7
2017	7
2018	8
Years 2019-2023	$ 40

Benefit Plans - Schedule of Pension Funds Contributions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Defined Benefit Plan Disclosure [Line Items]
Contribution to Pension Plans	$ 38	$ 38	$ 37
Minneapolis Food Distributing Industry Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
EIN	416047047
Pension Plan Number	001
Plan Month/ Day End Date	--12-31
Pension Protection Act Zone Status	Yellow	Yellow
FIP/RP Status	Implemented
Contribution to Pension Plans	9	9	9
Surcharges Imposed	No
Amortization Provisions	Yes
Central States, Southeast and Southwest Areas Pension Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
EIN	366044243
Pension Plan Number	001
Plan Month/ Day End Date	--12-31
Pension Protection Act Zone Status	Red	Red
FIP/RP Status	Implemented
Contribution to Pension Plans	9	9	9
Surcharges Imposed	No
Amortization Provisions	Yes
Minneapolis Retail Meat Cutters and Food Handlers Pension Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
EIN	410905139
Pension Plan Number	001
Plan Month/ Day End Date	--02-28
Pension Protection Act Zone Status	Yellow	Yellow
FIP/RP Status	Implemented
Contribution to Pension Plans	8	7	6
Surcharges Imposed	No
Amortization Provisions	No
UFCW Unions and Participating Employers Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
EIN	526117495
Pension Plan Number	002
Plan Month/ Day End Date	--12-31
Pension Protection Act Zone Status	Red	Red
FIP/RP Status	Implemented
Contribution to Pension Plans	3	4	3
Surcharges Imposed	Yes
Amortization Provisions	Yes
Western Conference of Teamsters Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
EIN	916145047
Pension Plan Number	001
Plan Month/ Day End Date	--12-31
Pension Protection Act Zone Status	Green	Green
FIP/RP Status	No
Contribution to Pension Plans	2	3	3
Surcharges Imposed	No
Amortization Provisions	Yes
Ufcw Union Local Six Five Five Food Employers Joint Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
EIN	436058365
Pension Plan Number	001
Plan Month/ Day End Date	--12-31
Pension Protection Act Zone Status	Red	Red
FIP/RP Status	Implemented
Contribution to Pension Plans	2	2	2
Surcharges Imposed	Yes
Amortization Provisions	Yes
Ufcw Unions And Employers Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
EIN	396069053
Pension Plan Number	001
Plan Month/ Day End Date	--10-31
Pension Protection Act Zone Status	Red	Red
FIP/RP Status	Implemented
Contribution to Pension Plans	2	2	2
Surcharges Imposed	Yes
Amortization Provisions	Yes
All Other Multiemployer Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution to Pension Plans	$ 3	$ 2	$ 3

Benefit Plans - Schedule of Pension Funds Contributions (Parenthetical) (Detail)	12 Months Ended
Feb. 23, 2013
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage representing PPA surcharges	5.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage representing PPA surcharges	10.00%

Benefit Plans - Schedule of Collective Bargaining Agreement Dates and Contributions to Each Plant (Detail)	12 Months Ended
Feb. 23, 2013 Agreement
Minneapolis Food Distributing Industry Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of Collective Bargaining Agreements	1
Expiration Date Regarding Collective Bargaining Agreement	May 31, 2013
Percentage of associates under collective bargaining agreement	100.00%
Over 5% Contribution	Yes
Central States, Southeast and Southwest Areas Pension Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of Collective Bargaining Agreements	11
Expiration Date Regarding Collective Bargaining Agreement	Sep 15, 2013
Percentage of associates under collective bargaining agreement	32.80%
Over 5% Contribution	No
Minneapolis Retail Meat Cutters and Food Handlers Pension Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of Collective Bargaining Agreements	2
Expiration Date Regarding Collective Bargaining Agreement	Mar 1, 2014
Percentage of associates under collective bargaining agreement	96.80%
Over 5% Contribution	Yes
UFCW Unions and Participating Employers Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of Collective Bargaining Agreements	2
Expiration Date Regarding Collective Bargaining Agreement	Jul 12, 2014
Percentage of associates under collective bargaining agreement	67.80%
Over 5% Contribution	Yes
Western Conference of Teamsters Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of Collective Bargaining Agreements	8
Expiration Date Regarding Collective Bargaining Agreement	Jul 12, 2014
Percentage of associates under collective bargaining agreement	43.50%
Over 5% Contribution	No
Ufcw Union Local Six Five Five Food Employers Joint Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of Collective Bargaining Agreements	1
Expiration Date Regarding Collective Bargaining Agreement	May 12, 2013
Percentage of associates under collective bargaining agreement	100.00%
Over 5% Contribution	Yes
Ufcw Unions And Employers Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of Collective Bargaining Agreements	1
Expiration Date Regarding Collective Bargaining Agreement	Apr 6, 2013
Percentage of associates under collective bargaining agreement	100.00%
Over 5% Contribution	Yes
Minimum [Member] | Minneapolis Food Distributing Industry Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Collective Bargaining Agreement Dates	Jun 1, 2010
Minimum [Member] | Central States, Southeast and Southwest Areas Pension Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Collective Bargaining Agreement Dates	Mar 30, 2008
Minimum [Member] | Minneapolis Retail Meat Cutters and Food Handlers Pension Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Collective Bargaining Agreement Dates	Mar 1, 2010
Minimum [Member] | UFCW Unions and Participating Employers Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Collective Bargaining Agreement Dates	Jul 8, 2012
Minimum [Member] | Western Conference of Teamsters Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Collective Bargaining Agreement Dates	Sep 19, 2010
Minimum [Member] | Ufcw Union Local Six Five Five Food Employers Joint Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Collective Bargaining Agreement Dates	May 17, 2010
Minimum [Member] | Ufcw Unions And Employers Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Collective Bargaining Agreement Dates	Mar 6, 2011
Maximum [Member] | Minneapolis Food Distributing Industry Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Collective Bargaining Agreement Dates	May 31, 2013
Maximum [Member] | Central States, Southeast and Southwest Areas Pension Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Collective Bargaining Agreement Dates	May 31, 2016
Maximum [Member] | Minneapolis Retail Meat Cutters and Food Handlers Pension Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Collective Bargaining Agreement Dates	Mar 1, 2014
Maximum [Member] | UFCW Unions and Participating Employers Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Collective Bargaining Agreement Dates	Jul 12, 2014
Maximum [Member] | Western Conference of Teamsters Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Collective Bargaining Agreement Dates	Sep 15, 2015
Maximum [Member] | Ufcw Union Local Six Five Five Food Employers Joint Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Collective Bargaining Agreement Dates	May 12, 2013
Maximum [Member] | Ufcw Unions And Employers Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Collective Bargaining Agreement Dates	Apr 6, 2013

Commitments, Contingencies and Off-Balance Sheet Arrangements - Additional Information (Detail) (USD $)	12 Months Ended
	Feb. 23, 2013 Retailer	Oct. 24, 2012
Commitments And Contingencies Disclosure [Abstract]
Remaining terms for guarantees for other debt obligation minimum (less than given term in years)	1 year
Remaining terms for guarantees for other debt obligation maximum (in years)	17 years
Remaining term for guarantee for other debt obligation weighted average (in years)	9 years
Company's guarantee for debt obligations on outstanding indenture in connection with stock purchase agreement	$ 84,000,000
Guarantor obligation maximum exposure discounted	60,000,000
Non-cancelable future purchase obligations	364,000,000
Number of other retailers who have filed similar complaints in other jurisdictions	3
Security deposit		271,000,000
Escrow deposit		$ 427,000,000

Segment Information - Additional Information (Detail)	12 Months Ended
Feb. 23, 2013 Segment
Segment Reporting [Abstract]
Number of retail operating segments	3

Segment Information - Net Sales of Retail Food and Independent Segment in Terms of Amounts and Percentage (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended
	Feb. 23, 2013	Dec. 01, 2012	Sep. 08, 2012	Feb. 25, 2012	Dec. 03, 2011	Sep. 10, 2011	Jun. 16, 2012	Jun. 18, 2011	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	$ 3,890	$ 4,041	$ 3,929	$ 3,980	$ 4,101	$ 3,959	$ 5,237	$ 5,296	$ 17,097	$ 17,336	$ 17,357
% of total									100.00%	100.00%	100.00%
Retail Food [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									4,736	4,921	5,054
% of total									27.70%	28.40%	29.10%
Retail Food [Member] | Nonperishable grocery products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									2,689	2,820	2,938
% of total									16.00%	17.00%	17.00%
Retail Food [Member] | Perishable grocery products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									1,428	1,461	1,508
% of total									8.00%	8.00%	8.00%
Retail Food [Member] | Pharmacy products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									512	483	465
% of total									3.00%	3.00%	3.00%
Retail Food [Member] | Fuel [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									77	126	110
% of total										1.00%	1.00%
Retail Food [Member] | Other [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									30	31	33
% of total
Save-A-Lot [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									4,195	4,221	3,890
% of total									24.50%	24.30%	22.40%
Save-A-Lot [Member] | Nonperishable grocery products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									2,865	2,925	2,705
% of total									17.00%	17.00%	15.00%
Save-A-Lot [Member] | Perishable grocery products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									1,330	1,296	1,185
% of total									8.00%	7.00%	7.00%
Independent Business [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									8,166	8,194	8,413
% of total									47.80%	47.30%	48.50%
Independent Business [Member] | Product sales to independent retail customers [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									8,160	8,194	8,400
% of total									48.00%	47.00%	49.00%
Independent Business [Member] | Services to independent retail customers [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									$ 6		$ 13
% of total

Discontinued Operations and Divestitures - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended								3 Months Ended	12 Months Ended	3 Months Ended
	Feb. 23, 2013 NAI Banners [Member]	Sep. 08, 2012 NAI Banners [Member]	Feb. 23, 2013 NAI Banners [Member]	Feb. 25, 2012 NAI Banners [Member]	Feb. 26, 2011 NAI Banners [Member]	Feb. 23, 2013 NAI Banners [Member] Minimum [Member]	Feb. 23, 2013 NAI Banners [Member] Maximum [Member]	Feb. 23, 2013 AB Acquisition [Member]	Feb. 25, 2012 AB Acquisition [Member]	Feb. 26, 2011 AB Acquisition [Member]	Feb. 26, 2011 Total Logistic Control [Member]	Feb. 25, 2012 Fuel Centers [Member]	Sep. 08, 2012 Fuel Centers [Member] Retail food [Member] Fuel_Center
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of businesses			$ 100								$ 205	$ 89
Note receivable	44		44
Net proceeds from assumed debt and capital leases	3,200		3,200
Unfunded status estimated before tax	1,138		1,138
Initial terms of arrangements						12 months	5 years
Intangible asset impairment charge	84	74
Pre-tax impairment loss on disposal group	1,150
Pre-tax Property, plant and equipment related impairment	203
Interest expense related debt and included in discontinued operations								281	263	319
Amounts of the intercompany sales, which approximate related costs			236	240	245
Incremental annual TSA fees received	158		158
Transitional TSA fees received	60		60
Historical fees recognized under the existing TSA as a reduction of Selling and administrative expenses			42	47	50
Number of fuel centers sold													107
Discontinued operation, gain (loss) from disposal of discontinued operation, before income tax											62	7
Pre-tax loss presented as continuing operations												1
Pre-tax loss presented as discontinued operations												$ 6

Discontinued Operations and Divestitures - Summary of Company's Operating Results and Certain Other Directly Attributable Expenses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations, net of tax	$ (1,203)	$ (930)	$ (1,310)
NAI Banners [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	17,230	18,764	20,177
Loss before income taxes from discontinued operations	(1,238)	(876)	(1,263)
Income tax provision (benefit)	(35)	54	47
Loss from discontinued operations, net of tax	$ (1,203)	$ (930)	$ (1,310)

Discontinued Operations and Divestitures - Summary of Assets and Liabilities of Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Assets
Cash and cash equivalents	$ (77)	$ (93)	$ (93)
Total current assets	1,494	1,616
Liabilities
Total current liabilities of discontinued operations	2,701	1,606
NAI Banners [Member]
Assets
Cash and cash equivalents	77	93
Receivables, net	215	231
Inventories, net	1,155	1,242
Other current assets	47	50
Total current assets	1,494	1,616
Property, plant and equipment, net	3,767	4,263
Intangible assets, net	555	746
Other assets	655	419
Total assets	6,471	7,044
Liabilities
Accounts payable	652	797
Accrued vacation, compensation and benefits	217	257
Current maturities of long-term debt and capital lease obligations	212	43
Accrued loss on contract	1,140
Other current liabilities	480	509
Total current liabilities of discontinued operations	2,701	1,606
Long-term debt and capital lease obligations	2,832	2,986
Pension and other postretirement benefit obligations	109	101
Other long-term liabilities	850	899
Total liabilities	6,492	5,592
Net assets (liabilities) of discontinued operations	$ (21)	$ 1,452

Subsequent Events - Additional Information (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended		3 Months Ended	1 Months Ended						3 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended
	Feb. 23, 2013	Dec. 01, 2012	Sep. 08, 2012	Feb. 25, 2012	Dec. 03, 2011	Sep. 10, 2011	Jun. 16, 2012	Jun. 18, 2011	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011	Aug. 30, 2012 Term Loan A [Member]	Mar. 21, 2013 Term Loan A [Member]	Feb. 23, 2013 7.50% Notes due November 2014 [Member]	Feb. 23, 2013 8.00% Secured Term Loan Facility due August 2018 [Member]	Feb. 23, 2013 Senior Secured Asset Based Revolving Credit Facility [Member]	Feb. 23, 2013 Revolving ABL Credit Facility [Member]	Mar. 21, 2013 Subsequent Event [Member]	Mar. 26, 2013 Subsequent Event [Member] Positions	Jun. 08, 2013 Subsequent Event [Member]	Mar. 20, 2013 Subsequent Event [Member] NAI Banners [Member]	Mar. 21, 2013 Subsequent Event [Member] NAI Banners [Member]	Mar. 21, 2013 Subsequent Event [Member] Term Loan A [Member]	Mar. 21, 2013 Subsequent Event [Member] 8.00% Secured Term Loan Facility due August 2018 [Member]	Mar. 20, 2013 Subsequent Event [Member] American Stores Inc [Member]	Mar. 21, 2013 Subsequent Event [Member] New Albertsons Inc [Member]	Jun. 08, 2013 Subsequent Event [Member] Minimum [Member]	Mar. 21, 2013 Subsequent Event [Member] Minimum [Member] 8.00% Secured Term Loan Facility due August 2018 [Member]	Jun. 08, 2013 Subsequent Event [Member] Maximum [Member]	Mar. 21, 2013 Subsequent Event [Member] Maximum [Member] 8.00% Secured Term Loan Facility due August 2018 [Member]	Mar. 20, 2013 Subsequent Event [Member] AB Acquisition [Member]	Mar. 21, 2013 Subsequent Event [Member] Symphony Investors [Member]	Mar. 21, 2013 Subsequent Event [Member] Senior Secured Asset Based Revolving Credit Facility [Member]	Mar. 21, 2013 Subsequent Event [Member] Senior Secured Asset Based Revolving Credit Facility [Member] Minimum [Member]	Mar. 21, 2013 Subsequent Event [Member] Senior Secured Asset Based Revolving Credit Facility [Member] Maximum [Member]
Subsequent Event [Line Items]
Cash proceeds from sale																						$ 100,000,000
Sale in debt & capital lease obligations																						3,200,000,000
Percentage of issued and outstanding stock under Tender Offer																																30.00%
Price to acquire stock under Tender Offer																																$ 4
Number of share validly tendered representing percentage of the issued and outstanding shares																																12
Percentage of issued and outstanding shares at the time of Tender offer expiration																																5.50%
Additional shares of common stock issued																																42
Percentage of aggregate issuance of primary shares under Tender Offer																																19.90%
Price of common stock under tender stock																																$ 4
Cash proceed																																170,000,000
Ownership Percentage after share issuance																																21.20%
Dilutive effect on future net earnings (loss)	212	214	212	212	212	213	214	213	212	212	212							42
Company's guarantee for debt obligations on outstanding indenture in connection with stock purchase agreement	84,000,000								84,000,000																467,000,000	411,000,000
Guarantor obligation maximum exposure discounted	60,000,000								60,000,000																	369,000,000
Term of credit facility												6 years											6 years										5 years
Asset-based revolving credit facility borrowing amount	200,000,000								200,000,000																								1,000,000,000
LIBOR Plus interest rate													5.00%																					1.75%	2.25%
Existing term loan	850,000,000								850,000,000														1,500,000,000
LIBOR floor interest rate													1.25%
Existing asset-based revolving facility																	1,650,000,000
Refinancing of bond														490,000,000
Debt instrument, interest rate														7.50%	8.00%
Senior notes maturity period														2014
Accounts receivable securitization facility														200,000,000
Financing cost									66,000,000	8,000,000	25,000,000					80,000,000
Financing cost, capitalized																65,000,000
Financing cost, expensed																15,000,000
Recognize non cash charge for write-off of existing unamortized financing costs																38,000,000
Recognize non cash charge for accelerated amortization of original issue discount on the existing term loan																22,000,000
First priority liens and securing interest on leased real estate granting period																								90 days
First priority liens and securing interest on additional equipment granting period																								120 days
Percentage of net cash proceeds to prepay outstanding loans																								100.00%
Maximum period for prepayment of loans outstanding																								90 days
Percentage of aggregate principal amount to prepay outstanding loans																												0.00%		50.00%
Minimum contribution to company Retirement Plan																					450,000,000
Dividend payment to stockholders																					0
Cash depositions into escrow account																															467,000,000
Stock-based compensation expense									13,000,000	13,000,000	14,000,000									10,000,000
Reduction in national workforce																			1,100
Severance charges																											25,000,000		30,000,000
Incremental to workforce reduction	$ 27,000,000

Subsequent Events - Summary of Quarterly Financial Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended
	Feb. 23, 2013	Dec. 01, 2012	Sep. 08, 2012	Feb. 25, 2012	Dec. 03, 2011	Sep. 10, 2011	Jun. 16, 2012	Jun. 18, 2011	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 3,890	$ 4,041	$ 3,929	$ 3,980	$ 4,101	$ 3,959	$ 5,237	$ 5,296	$ 17,097	$ 17,336	$ 17,357
Gross profit	547	521	519	572	559	549	707	730	2,294	2,410	2,400
Net loss from continuing operations	(174)	(15)	(56)	(42)	(43)	(8)	(18)	(17)	(263)	(110)	(200)
Net earnings (loss)	$ (1,412)	$ 16	$ (111)	$ (424)	$ (750)	$ 60	$ 41	$ 74	$ (1,466)	$ (1,040)	$ (1,510)
Net loss per share from continuing operations-diluted	$ (0.82)	$ (0.07)	$ (0.26)				$ (0.08)		$ (1.24)	$ (0.52)	$ (0.94)
Net earnings (loss) per share-diluted	$ (6.65)	$ 0.08	$ (0.52)	$ (2)	$ (3.54)	$ 0.28	$ 0.19	$ 0.35	$ (6.91)	$ (4.91)
Dividends declared per share				$ 0.0875	$ 0.0875	$ 0.0875	$ 0.0875	$ 0.0875	$ 0.0875	$ 0.35
Weighted average shares-diluted	212	214	212	212	212	213	214	213	212	212	212
Net loss per share from continuing operations-diluted				$ (0.2)	$ (0.2)	$ (0.04)		$ (0.08)	$ (1.24)	$ (0.52)	$ (0.94)

Subsequent Events - Summary of Quarterly Financial Information (Parenthetical) (Detail) (USD $)	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012
Effect of Fourth Quarter Events [Line Items]
Net charges before tax	$ 303	$ 107
Net charges after tax	187	100
Net charges per diluted share	$ 0.88	$ 0.48
Non-cash property, plant and equipment impairment charges [Member]
Effect of Fourth Quarter Events [Line Items]
Net charges before tax	227
Net charges after tax	140
Net charges per diluted share	$ 0.66
Severance and labor buyout costs [Member]
Effect of Fourth Quarter Events [Line Items]
Net charges before tax	36	15
Net charges after tax	23	10
Net charges per diluted share	$ 0.1	$ 0.05
Store closure costs [Member]
Effect of Fourth Quarter Events [Line Items]
Net charges before tax	22
Net charges after tax	13
Net charges per diluted share	$ 0.06
Write-off of unamortized financing costs [Member]
Effect of Fourth Quarter Events [Line Items]
Net charges before tax	22
Net charges after tax	14
Net charges per diluted share	$ 0.07
Intangible asset impairment charges [Member]
Effect of Fourth Quarter Events [Line Items]
Net charges before tax	6
Net charges after tax	3
Net charges per diluted share	$ 0.02
Cash settlement received from credit card companies [Member]
Effect of Fourth Quarter Events [Line Items]
Net charges before tax	10
Net charges after tax	6
Net charges per diluted share	$ 0.03
Accumulated Impairment Losses on Goodwill [Member]
Effect of Fourth Quarter Events [Line Items]
Net charges before tax		92
Net charges after tax		$ 90
Net charges per diluted share		$ 0.43

Valuation and Qualifying Accounts - Valuation and Qualifying Accounts (Detail) (Allowance for Losses on Receivables [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Allowance for Losses on Receivables [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Fiscal Year	$ 3	$ 4	$ 5
Additions	11	6	11
Deductions	(9)	(7)	(12)
Balance at End of Fiscal Year	$ 5	$ 3	$ 4